UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-1400

Fidelity Contrafund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1.

Reports to Stockholders

Fidelity Advisor® Series Opportunistic Insights Fund Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	7.5	7.9
Amazon.com, Inc.	6.5	7.7
Alphabet, Inc. Class A	4.4	3.8
Alphabet, Inc. Class C	3.7	3.2
Salesforce.com, Inc.	3.5	3.1
Berkshire Hathaway, Inc. Class A	3.4	3.3
Netflix, Inc.	3.2	2.9
Apple, Inc.	2.3	1.9
Citigroup, Inc.	1.9	1.5
Adobe Systems, Inc.	1.9	1.3
	38.3

Top Five Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	44.5	39.4
Consumer Discretionary	20.0	23.3
Financials	12.8	10.3
Health Care	8.9	8.3
Industrials	6.7	6.3

Asset Allocation (% of fund's net assets)

As of June 30, 2017 *
Stocks	97.2%
Convertible Securities	2.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 7.6%

As of December 31, 2016 *
Stocks	96.3%
Convertible Securities	2.6%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 6.8%

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 19.9%
Automobiles - 1.7%
BYD Co. Ltd. (H Shares)	14,000	$85,892
Tesla, Inc. (a)(b)	38,389	13,881,846
		13,967,738
Diversified Consumer Services - 0.2%
Weight Watchers International, Inc. (a)	48,242	1,612,248
Hotels, Restaurants & Leisure - 1.7%
Churchill Downs, Inc.	600	109,980
Hilton, Inc.	17,563	1,086,272
Marriott International, Inc. Class A	69,900	7,011,669
McDonald's Corp.	10,200	1,562,232
Starbucks Corp.	68,720	4,007,063
Vail Resorts, Inc.	3,600	730,188
		14,507,404
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	9,800	2,368,562
Internet & Direct Marketing Retail - 11.8%
Amazon.com, Inc. (a)	55,793	54,007,624
ASOS PLC (a)	3,600	269,560
Blue Apron Holdings, Inc.:
Class B	24,012	201,845
Class B	6,003	50,461
Boohoo.Com PLC (a)	59,400	179,488
Netflix, Inc. (a)	178,427	26,658,778
Priceline Group, Inc. (a)	8,000	14,964,160
Start Today Co. Ltd.	20,300	499,040
Takeaway.com Holding BV (c)	7,100	302,394
TripAdvisor, Inc. (a)	17,634	673,619
Zalando SE (a)	8,743	399,533
		98,206,502
Leisure Products - 0.0%
Hasbro, Inc.	3,600	401,436
Media - 2.2%
Charter Communications, Inc. Class A (a)	18,785	6,327,727
DISH Network Corp. Class A (a)	11,600	728,016
Liberty Broadband Corp.:
Class A (a)	13,625	1,168,889
Class C (a)	19,951	1,730,749
Liberty Global PLC Class A (a)	2,900	93,148
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	57,656	2,111,363
Liberty SiriusXM Series A (a)	2,400	100,752
Liberty SiriusXM Series C (a)	84,204	3,511,307
Naspers Ltd. Class N	3,400	669,572
Omnicom Group, Inc.	5,800	480,820
Sirius XM Holdings, Inc. (b)	200,700	1,097,829
		18,020,172
Multiline Retail - 0.5%
B&M European Value Retail S.A.	80,801	356,445
Ollie's Bargain Outlet Holdings, Inc. (a)	83,900	3,574,140
		3,930,585
Specialty Retail - 0.9%
Home Depot, Inc.	40,800	6,258,720
Inditex SA	2,323	89,215
Nitori Holdings Co. Ltd.	1,600	213,950
TJX Companies, Inc.	17,813	1,285,564
		7,847,449
Textiles, Apparel & Luxury Goods - 0.6%
adidas AG	14,203	2,721,233
Canada Goose Holdings, Inc.	1,800	35,561
Coach, Inc.	39,600	1,874,664
NIKE, Inc. Class B	3,300	194,700
		4,826,158

TOTAL CONSUMER DISCRETIONARY		165,688,254

CONSUMER STAPLES - 2.1%
Beverages - 0.1%
Kweichow Moutai Co. Ltd. (A Shares)	4,600	320,092
Monster Beverage Corp. (a)	3,600	178,848
National Beverage Corp.	3,425	320,443
The Coca-Cola Co.	2,100	94,185
		913,568
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	21,158	3,383,799
Performance Food Group Co. (a)	23,400	641,160
Wal-Mart Stores, Inc.	10,700	809,776
		4,834,735
Food Products - 0.4%
Associated British Foods PLC	17,165	656,388
Conyers Park Acquisition Corp. Class A (a)	11,900	140,182
The Kraft Heinz Co.	25,400	2,175,256
		2,971,826
Household Products - 0.3%
Colgate-Palmolive Co.	38,057	2,821,165
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	52,244	5,014,379
L'Oreal SA (a)	1,322	275,410
Unilever NV (Certificaten Van Aandelen) (Bearer)	12,100	667,942
		5,957,731

TOTAL CONSUMER STAPLES		17,499,025

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Birchcliff Energy Ltd.	153,900	725,115
Canadian Natural Resources Ltd.	42,700	1,232,136
Cenovus Energy, Inc.	26,900	198,307
Centennial Resource Development, Inc.:
Class A	40,200	635,964
Class A (b)	72,575	1,148,137
Class A (d)	18,800	297,416
Concho Resources, Inc. (a)	900	109,377
Continental Resources, Inc. (a)	29,600	956,968
Diamondback Energy, Inc. (a)	17,300	1,536,413
Encana Corp.	33,400	293,873
EOG Resources, Inc.	40,315	3,649,314
Reliance Industries Ltd.	79,681	1,701,637
Tamarack Valley Energy Ltd. (a)	159,600	274,451
		12,759,108
FINANCIALS - 12.7%
Banks - 6.0%
Bank of America Corp.	460,050	11,160,813
Citigroup, Inc.	237,373	15,875,506
HDFC Bank Ltd. sponsored ADR	56,288	4,895,367
JPMorgan Chase & Co.	82,000	7,494,800
Kotak Mahindra Bank Ltd.	33,035	488,598
M&T Bank Corp.	11,500	1,862,425
Metro Bank PLC (a)	2,900	135,523
PNC Financial Services Group, Inc.	14,900	1,860,563
U.S. Bancorp	50,100	2,601,192
Wells Fargo & Co.	70,104	3,884,463
		50,259,250
Capital Markets - 2.2%
BlackRock, Inc. Class A	7,047	2,976,723
CBOE Holdings, Inc.	5,800	530,120
Charles Schwab Corp.	40,700	1,748,472
CME Group, Inc.	7,200	901,728
Goldman Sachs Group, Inc.	10,600	2,352,140
IntercontinentalExchange, Inc.	20,600	1,357,952
MarketAxess Holdings, Inc.	1,900	382,090
Morgan Stanley	83,300	3,711,848
MSCI, Inc.	16,125	1,660,714
Oaktree Capital Group LLC Class A	28,108	1,309,833
S&P Global, Inc.	10,053	1,467,637
		18,399,257
Diversified Financial Services - 3.4%
Berkshire Hathaway, Inc. Class A (a)	111	28,271,700
Insurance - 1.1%
Admiral Group PLC	22,600	589,590
Chubb Ltd.	34,865	5,068,674
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,800	780,088
Marsh & McLennan Companies, Inc.	29,208	2,277,056
St. James's Place Capital PLC	6,200	95,449
		8,810,857

TOTAL FINANCIALS		105,741,064

HEALTH CARE - 8.8%
Biotechnology - 1.5%
Agios Pharmaceuticals, Inc. (a)	7,600	391,020
Amgen, Inc.	2,100	361,683
Axovant Sciences Ltd. (a)	36,200	839,478
Celgene Corp. (a)	8,500	1,103,895
CSL Ltd.	1,731	183,642
Exelixis, Inc. (a)	3,800	93,594
FibroGen, Inc. (a)	9,631	311,081
Galapagos Genomics NV sponsored ADR (a)	1,600	122,432
Genmab A/S (a)	5,979	1,275,635
Gilead Sciences, Inc.	3,700	261,886
Incyte Corp. (a)	700	88,137
Intrexon Corp. (a)(b)	24,300	585,387
La Jolla Pharmaceutical Co. (a)	3,000	89,310
NantKwest, Inc. (a)(b)	18,600	141,174
Neurocrine Biosciences, Inc. (a)	27,874	1,282,204
Opko Health, Inc. (a)(b)	28,700	188,846
OvaScience, Inc. (a)(b)	149,980	233,969
Regeneron Pharmaceuticals, Inc. (a)	6,100	2,995,954
TESARO, Inc. (a)	4,800	671,328
Vertex Pharmaceuticals, Inc. (a)	12,500	1,610,875
		12,831,530
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	35,800	2,167,332
Becton, Dickinson & Co.	7,774	1,516,785
Boston Scientific Corp. (a)	249,900	6,927,228
C.R. Bard, Inc.	3,500	1,106,385
Danaher Corp.	31,220	2,634,656
DexCom, Inc. (a)	27,872	2,038,837
Intuitive Surgical, Inc. (a)	3,100	2,899,647
Penumbra, Inc. (a)	4,800	421,200
ResMed, Inc.	2,400	186,888
		19,898,958
Health Care Providers & Services - 2.9%
Aetna, Inc.	5,000	759,150
Anthem, Inc.	1,000	188,130
HCA Holdings, Inc. (a)	3,900	340,080
HealthEquity, Inc. (a)	13,825	688,900
Henry Schein, Inc. (a)	56,493	10,339,349
Humana, Inc.	3,200	769,984
UnitedHealth Group, Inc.	62,034	11,502,344
		24,587,937
Health Care Technology - 0.3%
Evolent Health, Inc. (a)	12,600	319,410
Medidata Solutions, Inc. (a)	10,800	844,560
Veeva Systems, Inc. Class A (a)	17,500	1,072,925
		2,236,895
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	12,000	711,720
Eurofins Scientific SA	1,300	732,227
Mettler-Toledo International, Inc. (a)	10,160	5,979,566
PRA Health Sciences, Inc. (a)	1,100	82,511
Thermo Fisher Scientific, Inc.	1,000	174,470
Waters Corp. (a)	2,013	370,070
		8,050,564
Pharmaceuticals - 0.7%
Allergan PLC	1,200	291,708
Aralez Pharmaceuticals, Inc. (a)(b)	33,173	44,784
AstraZeneca PLC (United Kingdom)	8,058	539,753
Bristol-Myers Squibb Co.	44,168	2,461,041
Johnson & Johnson	7,700	1,018,633
Novartis AG sponsored ADR	4,400	367,268
Sanofi SA	9,984	956,667
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,100	269,082
		5,948,936

TOTAL HEALTH CARE		73,554,820

INDUSTRIALS - 6.6%
Aerospace & Defense - 0.7%
General Dynamics Corp.	9,300	1,842,330
Northrop Grumman Corp.	10,600	2,721,126
Raytheon Co.	1,200	193,776
Space Exploration Technologies Corp. Class A (a)(d)	1,487	156,135
The Boeing Co.	6,200	1,226,050
		6,139,417
Air Freight & Logistics - 0.3%
FedEx Corp.	9,500	2,064,635
XPO Logistics, Inc. (a)	12,900	833,727
		2,898,362
Airlines - 1.2%
Ryanair Holdings PLC sponsored ADR (a)	34,835	3,748,594
Southwest Airlines Co.	95,200	5,915,728
		9,664,322
Building Products - 0.8%
A.O. Smith Corp.	10,000	563,300
ASSA ABLOY AB (B Shares)	4,000	88,166
Fortune Brands Home & Security, Inc.	18,143	1,183,649
Jeld-Wen Holding, Inc.	17,100	555,066
Masco Corp.	93,563	3,575,042
Toto Ltd.	17,300	662,846
		6,628,069
Commercial Services & Supplies - 0.1%
Cintas Corp.	8,300	1,046,132
Electrical Equipment - 0.4%
Eaton Corp. PLC	6,100	474,763
Fortive Corp.	44,260	2,803,871
		3,278,634
Industrial Conglomerates - 0.6%
3M Co.	24,923	5,188,719
General Electric Co.	3,100	83,731
		5,272,450
Machinery - 1.2%
Deere & Co.	15,500	1,915,645
Fanuc Corp.	300	58,064
Illinois Tool Works, Inc.	24,993	3,580,247
Ingersoll-Rand PLC	15,800	1,443,962
PACCAR, Inc.	19,900	1,314,196
Parker Hannifin Corp.	7,600	1,214,632
Rational AG	600	319,345
Xylem, Inc.	3,400	188,462
		10,034,553
Professional Services - 0.9%
Equifax, Inc.	34,122	4,689,045
IHS Markit Ltd. (a)	11,708	515,620
Manpower, Inc.	800	89,320
Recruit Holdings Co. Ltd.	12,300	211,170
RELX PLC	5,100	110,265
TransUnion Holding Co., Inc. (a)	39,000	1,689,090
		7,304,510
Road & Rail - 0.3%
CSX Corp.	38,900	2,122,384
Trading Companies & Distributors - 0.1%
Univar, Inc. (a)	25,127	733,708

TOTAL INDUSTRIALS		55,122,541

INFORMATION TECHNOLOGY - 42.9%
Communications Equipment - 0.4%
Applied Optoelectronics, Inc. (a)(b)	3,900	240,981
Arista Networks, Inc. (a)(b)	17,900	2,681,241
		2,922,222
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A	160,814	11,871,289
CDW Corp.	28,541	1,784,669
Coherent, Inc. (a)	2,300	517,477
		14,173,435
Internet Software & Services - 17.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	21,000	2,958,900
Alphabet, Inc.:
Class A (a)	39,439	36,665,650
Class C (a)	33,800	30,715,074
Cloudera, Inc. (b)	9,618	138,672
eBay, Inc. (a)	45,700	1,595,844
Facebook, Inc. Class A (a)	417,206	62,989,759
LogMeIn, Inc.	11,640	1,216,380
Nutanix, Inc. Class B (c)	24,249	488,617
Okta, Inc.	4,230	96,444
Rightmove PLC	4,839	267,859
Shopify, Inc. Class A (a)	3,100	269,170
SurveyMonkey (a)(d)	62,998	612,971
Tencent Holdings Ltd.	86,400	3,099,597
Twilio, Inc. Class A (b)	25,302	736,541
		141,851,478
IT Services - 4.1%
ASAC II LP (a)(d)	224,957	37,793
CSRA, Inc.	20,800	660,400
Global Payments, Inc.	14,000	1,264,480
MasterCard, Inc. Class A	75,790	9,204,696
PayPal Holdings, Inc. (a)	203,662	10,930,540
Square, Inc. (a)	28,200	661,572
Visa, Inc. Class A	117,840	11,051,035
		33,810,516
Semiconductors & Semiconductor Equipment - 4.0%
Analog Devices, Inc.	8,800	684,640
Applied Materials, Inc.	144,200	5,956,902
ASML Holding NV	3,400	443,054
Broadcom Ltd.	23,800	5,546,590
Lam Research Corp.	41,600	5,883,488
NVIDIA Corp.	39,712	5,740,767
Qualcomm, Inc.	54,500	3,009,490
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	108,800	3,803,648
Texas Instruments, Inc.	34,100	2,623,313
		33,691,892
Software - 13.4%
Activision Blizzard, Inc.	235,751	13,572,185
Adobe Systems, Inc. (a)	110,480	15,626,291
Atlassian Corp. PLC (a)	21,200	745,816
Autodesk, Inc. (a)	9,000	907,380
CDK Global, Inc.	10,800	670,248
Check Point Software Technologies Ltd. (a)	7,100	774,468
Constellation Software, Inc.	900	470,827
Electronic Arts, Inc. (a)	131,109	13,860,843
Intuit, Inc.	7,700	1,022,637
Microsoft Corp.	180,800	12,462,544
Nintendo Co. Ltd.	1,800	602,625
Oracle Corp.	3,600	180,504
Paycom Software, Inc. (a)	14,100	964,581
Red Hat, Inc. (a)	14,900	1,426,675
RingCentral, Inc. (a)	6,200	226,610
Salesforce.com, Inc. (a)	339,926	29,437,592
ServiceNow, Inc. (a)	14,000	1,484,000
Snap, Inc.:
Class A (a)(b)	23,900	424,703
Class A	14,843	250,572
Class B	14,843	250,572
Symantec Corp.	66,100	1,867,325
Tanium, Inc. Class B (d)	23,400	116,165
Ultimate Software Group, Inc. (a)(b)	45,851	9,631,461
Workday, Inc. Class A (a)	51,200	4,966,400
		111,943,024
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	134,241	19,333,389
Xaar PLC	24,188	119,084
		19,452,473

TOTAL INFORMATION TECHNOLOGY		357,845,040

MATERIALS - 2.0%
Chemicals - 1.1%
E.I. du Pont de Nemours & Co.	41,500	3,349,465
PPG Industries, Inc.	5,710	627,872
Sherwin-Williams Co.	14,231	4,994,512
		8,971,849
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	10,400	2,314,832
Containers & Packaging - 0.1%
WestRock Co.	11,100	628,926
Metals & Mining - 0.5%
B2Gold Corp. (a)	160,600	452,028
Franco-Nevada Corp.	29,600	2,135,774
Ivanhoe Mines Ltd. (a)	381,122	1,225,539
Newcrest Mining Ltd.	28,923	448,161
Novagold Resources, Inc. (a)	54,238	245,928
		4,507,430

TOTAL MATERIALS		16,423,037

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Tower Corp.	3,200	423,424
Real Estate Management & Development - 0.1%
Five Point Holdings LLC Class A (a)(b)	25,900	382,284
WeWork Companies, Inc. Class A (a)(d)	4,986	258,325
		640,609

TOTAL REAL ESTATE		1,064,033

TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
SoftBank Corp.	9,100	739,740
T-Mobile U.S., Inc. (a)	65,200	3,952,424
		4,692,164
TOTAL COMMON STOCKS
(Cost $485,559,792)		810,389,086

Convertible Preferred Stocks - 2.3%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(d)	4,308	452,340
Series E (a)(d)	2,148	225,540
		677,880
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(d)	174,063	1,741

TOTAL CONSUMER DISCRETIONARY		679,621

FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(d)	331,477	1,206,576
HEALTH CARE - 0.1%
Biotechnology - 0.0%
23andMe, Inc. Series E (a)(d)	5,172	60,771
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(d)	62,105	401,198

TOTAL HEALTH CARE		461,969

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(d)	4,394	461,370
INFORMATION TECHNOLOGY - 1.6%
Internet Software & Services - 0.9%
Dropbox, Inc. Series C (a)(d)	53,923	761,932
Pinterest, Inc.:
Series E, 8.00% (a)(d)	318,795	2,288,659
Series F, 8.00% (a)(d)	331,500	2,379,869
Series G, 8.00% (a)(d)	51,970	373,097
Uber Technologies, Inc. Series D, 8.00% (a)(d)	36,744	1,792,087
		7,595,644
Software - 0.7%
Cloudflare, Inc. Series D 8.00% (a)(d)	34,105	232,937
Delphix Corp. Series D (a)(d)	27,980	154,450
Magic Leap, Inc.:
Series B, 8.00% (a)(d)	231,802	5,737,100
Series C (a)(d)	2,268	56,133
		6,180,620

TOTAL INFORMATION TECHNOLOGY		13,776,264

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
WeWork Companies, Inc.:
Series E (a)(d)	44,875	2,324,974
Series F (a)(d)	2,178	112,842
		2,437,816
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (d)	17,021	73,361
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $11,824,613)		19,096,977
	Principal Amount	Value

Bank Loan Obligations - 0.0%
INDUSTRIALS - 0.0%
Building Products - 0.0%
Jeld-Wen, Inc. Tranche B 3LN, term loan 4.2964% 7/1/22(e)
(Cost $146,653)	147,390	148,495
	Shares	Value

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 1.10% (f)	12,852,673	12,855,244
Fidelity Securities Lending Cash Central Fund 1.09% (f)(g)	10,224,038	10,225,061
TOTAL MONEY MARKET FUNDS
(Cost $23,080,019)		23,080,305
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $520,611,077)		852,714,863
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(18,842,911)
NET ASSETS - 100%		$833,871,952

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $791,011 or 0.1% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,575,779 or 2.5% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$55,999
Airbnb, Inc. Series D	4/16/14	$175,392
Airbnb, Inc. Series E	6/29/15	$199,967
Altiostar Networks, Inc. Series A1	1/10/17	$78,297
ASAC II LP	10/10/13	$17,324
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$804,171
Centennial Resource Development, Inc. Class A	12/28/16	$273,352
Cloudflare, Inc. Series D 8.00%	11/5/14 - 6/24/15	$212,499
Delphix Corp. Series D	7/10/15	$251,820
Dropbox, Inc. Series C	1/30/14	$1,029,994
Magic Leap, Inc. Series B, 8.00%	10/17/14	$2,679,631
Magic Leap, Inc. Series C	12/23/15	$52,239
Mulberry Health, Inc. Series A8	1/20/16	$419,504
Oportun Finance Corp. Series H	2/6/15	$943,814
Pinterest, Inc. Series E, 8.00%	10/23/13	$926,463
Pinterest, Inc. Series F, 8.00%	5/15/14	$1,126,117
Pinterest, Inc. Series G, 8.00%	2/27/15	$373,097
Space Exploration Technologies Corp. Class A	10/16/15	$132,343
Space Exploration Technologies Corp. Series G	1/20/15	$340,359
SurveyMonkey	12/15/14	$1,036,317
Tanium, Inc. Class B	4/21/17	$116,165
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$570,012
WeWork Companies, Inc. Class A	6/23/15	$163,987
WeWork Companies, Inc. Series E	6/23/15	$1,475,919
WeWork Companies, Inc. Series F	12/1/16	$109,319

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,968
Fidelity Securities Lending Cash Central Fund	129,130
Total	$154,098

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$166,367,875	$164,677,161	$1,011,093	$679,621
Consumer Staples	17,499,025	16,831,083	667,942	--
Energy	12,759,108	12,759,108	--	--
Financials	106,947,640	105,741,064	--	1,206,576
Health Care	74,016,789	72,058,400	1,496,420	461,969
Industrials	55,583,911	54,157,330	809,076	617,505
Information Technology	371,621,304	352,736,073	4,342,038	14,543,193
Materials	16,423,037	16,423,037	--	--
Real Estate	3,501,849	805,708	--	2,696,141
Telecommunication Services	4,765,525	3,952,424	739,740	73,361
Bank Loan Obligations	148,495	--	148,495	--
Money Market Funds	23,080,305	23,080,305	--	--
Total Investments in Securities:	$852,714,863	$823,221,693	$9,214,804	$20,278,366

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$16,182,421
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(1,159,378)
Cost of Purchases	116,165
Proceeds of Sales	(368,027)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(227,988)
Ending Balance	$14,543,193
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2017	$(1,049,300)
Other Investments in Securities
Beginning Balance	$6,547,685
Net Realized Gain (Loss) on Investment Securities	(250,003)
Net Unrealized Gain (Loss) on Investment Securities	(240,799)
Cost of Purchases	78,297
Proceeds of Sales	(400,007)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$5,735,173
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2017	$(382,922)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,030,091) — See accompanying schedule: Unaffiliated issuers (cost $497,531,058)	$829,634,558
Fidelity Central Funds (cost $23,080,019)	23,080,305
Total Investments (cost $520,611,077)		$852,714,863
Foreign currency held at value (cost $28,628)		28,628
Receivable for investments sold		38,910,681
Receivable for fund shares sold		21,416
Dividends receivable		307,170
Interest receivable		1,566
Distributions receivable from Fidelity Central Funds		36,547
Receivable from investment adviser for expense reductions		2,301
Other receivables		106,461
Total assets		892,129,633
Liabilities
Payable to custodian bank	$25,948
Payable for investments purchased	2,972,327
Payable for fund shares redeemed	44,968,331
Other payables and accrued expenses	63,568
Collateral on securities loaned	10,227,507
Total liabilities		58,257,681
Net Assets		$833,871,952
Net Assets consist of:
Paid in capital		$441,569,251
Undistributed net investment income		399,623
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		59,802,369
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		332,100,709
Net Assets, for 47,876,177 shares outstanding		$833,871,952
Net Asset Value, offering price and redemption price per share ($833,871,952 ÷ 47,876,177 shares)		$17.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$3,137,876
Interest		5,252
Income from Fidelity Central Funds		154,098
Total income		3,297,226
Expenses
Management fee
Basic fee	$1,982,848
Performance adjustment	82,708
Transfer agent fees	614,397
Accounting and security lending fees	125,277
Custodian fees and expenses	55,445
Independent trustees' fees and expenses	1,718
Audit	40,395
Legal	1,183
Interest	1,127
Miscellaneous	4,153
Total expenses before reductions	2,909,251
Expense reductions	(11,648)	2,897,603
Net investment income (loss)		399,623
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	61,574,590
Fidelity Central Funds	(1,920)
Foreign currency transactions	(918)
Total net realized gain (loss)		61,571,752
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $3,516)	83,482,270
Assets and liabilities in foreign currencies	978
Total change in net unrealized appreciation (depreciation)		83,483,248
Net gain (loss)		145,055,000
Net increase (decrease) in net assets resulting from operations		$145,454,623

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$399,623	$(844,855)
Net realized gain (loss)	61,571,752	14,601,202
Change in net unrealized appreciation (depreciation)	83,483,248	(2,221,727)
Net increase (decrease) in net assets resulting from operations	145,454,623	11,534,620
Distributions to shareholders from net realized gain	(3,021,451)	(22,648,925)
Share transactions
Proceeds from sales of shares	33,700,461	119,713,092
Reinvestment of distributions	3,021,451	22,648,925
Cost of shares redeemed	(172,233,338)	(171,368,367)
Net increase (decrease) in net assets resulting from share transactions	(135,511,426)	(29,006,350)
Total increase (decrease) in net assets	6,921,746	(40,120,655)
Net Assets
Beginning of period	826,950,206	867,070,861
End of period	$833,871,952	$826,950,206
Other Information
Undistributed net investment income end of period	$399,623	$–
Shares
Sold	2,044,882	8,179,394
Issued in reinvestment of distributions	190,388	1,627,479
Redeemed	(10,293,891)	(11,696,628)
Net increase (decrease)	(8,058,621)	(1,889,755)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Series Opportunistic Insights Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$14.78	$14.99	$15.02	$13.99	$10.05	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	(.01)	(.01)	(.01)	(.01)	–C
Net realized and unrealized gain (loss)	2.69	.20	1.14	1.46	4.14	.05
Total from investment operations	2.70	.19	1.13	1.45	4.13	.05
Distributions from net investment income	–	–	–	–	–	–C
Distributions from net realized gain	(.06)	(.40)	(1.16)	(.42)	(.19)	–
Total distributions	(.06)	(.40)	(1.16)	(.42)	(.19)	–C
Net asset value, end of period	$17.42	$14.78	$14.99	$15.02	$13.99	$10.05
Total ReturnD,E	18.27%	1.45%	7.62%	10.34%	41.23%	.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	.66%H	.88%	.94%	.88%	.82%	1.18%H
Expenses net of fee waivers, if any	.66%H	.88%	.94%	.88%	.82%	1.18%H
Expenses net of all reductions	.66%H	.88%	.93%	.87%	.80%	1.17%H
Net investment income (loss)	.09%H	(.10)%	(.04)%	(.07)%	(.07)%	.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$833,872	$826,950	$867,071	$870,334	$808,847	$481,477
Portfolio turnover rateI	34%H	41%	47%	47%	52%	68%J

 A For the period December 6, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

Fidelity Advisor Series Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 20,278,366	Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase
		Market comparable	Transaction price	$26.76	Increase
			Enterprise value/Sales multiple (EV/S)	0.6 - 8.2 / 3.1	Increase
			Discount for Lack of Marketability	15.0% - 25.0% / 19.6%	Decrease
			Discount rate	0.9% - 75.0% / 20.3%	Decrease
			Price/Earnings multiple (P/E)	13.2	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	18.4	Increase
			Liquidity preference	$1.48 - $19.10 / $14.05	Increase
			Premium rate	10.0%	Increase
			Probability rate	77.0%	Increase
		Market approach	Transaction price	$4.96 - $105.00 / $32.45	Increase
			Tender price	$105.00	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, net operating losses, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$338,306,738
Gross unrealized depreciation	(7,122,932)
Net unrealized appreciation (depreciation) on securities	$331,183,806
Tax cost	$521,531,057

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $143,464,021 and $277,265,785, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective June 1, 2017, under the management contract approved by the Board and shareholders, Fidelity Management & Research (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. In addition, the investment adviser pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Prior to June 1, 2017, the investment adviser and its affiliates provided the Fund with investment management related services for which the Fund paid a monthly management fee. The management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate was based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreased as assets under management increased and increased as assets under management decreased. In addition, the management fee was subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee was based on the Fund's relative investment performance as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective June 1, 2017, fees for these services are no longer charged to the classes. Prior to June 1, 2017, FIIOC received account fees and asset-based fees that varied according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. Effective June 1, 2017, these fees are paid by the investment adviser or an affiliate.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,501 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,239,000	1.08%	$1,127

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,459 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $501,072. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $129,130, including $5,265 from securities loaned to FCM.

8. Expense Reductions.

Effective June 1, 2017, the investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .014% of average net assets. This reimbursement will remain in place through February 28, 2021. Fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,301.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,563 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $3,784.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Actual	.66%	$1,000.00	$1,182.70	$3.57-C
Hypothetical-D		$1,000.00	$1,021.52	$3.31-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C If fees and changes to the Fund's expense contract and/or expense cap, effective June 1, 2017, had been in effect during the entire period, the restated annualized expense ratio would have been .01% and the expenses paid in the actual and hypothetical examples above would have been $0.05 and $0.05, respectively.

 D 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

AO1TI-SANN-0817
1.950954.104

Fidelity Flex℠ Funds Fidelity Flex℠ Opportunistic Insights Fund Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2017

% of fund's net assets
Facebook, Inc. Class A	9.7
Berkshire Hathaway, Inc. Class A	4.8
Apple, Inc.	4.5
Amazon.com, Inc.	4.1
Alphabet, Inc. Class A	2.8
Salesforce.com, Inc.	2.6
Alphabet, Inc. Class C	2.5
Bank of America Corp.	2.4
JPMorgan Chase & Co.	2.2
Tesla, Inc.	2.0
37.6

Top Five Market Sectors as of June 30, 2017

% of fund's net assets
Information Technology	43.6
Financials	17.1
Consumer Discretionary	16.0
Health Care	8.4
Industrials	5.7

Asset Allocation (% of fund's net assets)

As of June 30, 2017*
Stocks	98.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments - 7.7%

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 16.0%
Automobiles - 2.1%
BYD Co. Ltd. (H Shares)	80	$491
General Motors Co.	151	5,274
Tesla, Inc. (a)	301	108,845
		114,610
Diversified Consumer Services - 0.2%
Weight Watchers International, Inc. (a)	263	8,789
Hotels, Restaurants & Leisure - 1.8%
Domino's Pizza, Inc.	5	1,058
Hilton, Inc.	43	2,660
Marriott International, Inc. Class A	406	40,726
McDonald's Corp.	38	5,820
Royal Caribbean Cruises Ltd.	39	4,260
Starbucks Corp.	672	39,184
U.S. Foods Holding Corp. (a)	37	1,007
Vail Resorts, Inc.	19	3,854
		98,569
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	54	13,051
PulteGroup, Inc.	23	564
		13,615
Internet & Direct Marketing Retail - 7.0%
Amazon.com, Inc. (a)	228	220,704
ASOS PLC (a)	15	1,123
Boohoo.Com PLC (a)	229	692
Netflix, Inc. (a)	513	76,647
Priceline Group, Inc. (a)	36	67,339
Start Today Co. Ltd.	54	1,327
Takeaway.com Holding BV (b)	40	1,704
TripAdvisor, Inc. (a)	103	3,935
Zalando SE (a)	18	823
		374,294
Leisure Products - 0.1%
Hasbro, Inc.	22	2,453
Media - 2.1%
Charter Communications, Inc. Class A (a)	107	36,043
DISH Network Corp. Class A (a)	27	1,695
Interpublic Group of Companies, Inc.	17	418
Liberty Broadband Corp.:
Class A (a)	80	6,863
Class C (a)	136	11,798
Liberty SiriusXM:
Liberty Media Class C (a)	189	6,921
Liberty SiriusXM Class A (a)	14	588
Liberty SiriusXM Class C (a)	589	24,561
Naspers Ltd. Class N	21	4,136
Omnicom Group, Inc.	31	2,570
Sirius XM Holdings, Inc.	1,007	5,508
The Walt Disney Co.	119	12,644
		113,745
Multiline Retail - 0.4%
B&M European Value Retail S.A.	486	2,144
Ollie's Bargain Outlet Holdings, Inc. (a)	498	21,215
		23,359
Specialty Retail - 1.5%
Home Depot, Inc.	242	37,123
Inditex SA	13	499
Nitori Holdings Co. Ltd.	16	2,140
TJX Companies, Inc.	465	33,559
Ulta Beauty, Inc. (a)	16	4,597
		77,918
Textiles, Apparel & Luxury Goods - 0.5%
adidas AG	81	15,519
Coach, Inc.	236	11,172
		26,691

TOTAL CONSUMER DISCRETIONARY		854,043

CONSUMER STAPLES - 2.6%
Beverages - 0.0%
Monster Beverage Corp. (a)	11	546
National Beverage Corp.	16	1,497
The Coca-Cola Co.	12	538
		2,581
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	175	27,988
Performance Food Group Co. (a)	159	4,357
Sysco Corp.	138	6,946
Wal-Mart Stores, Inc.	37	2,800
		42,091
Food Products - 0.4%
Associated British Foods PLC	220	8,413
The Kraft Heinz Co.	144	12,332
		20,745
Household Products - 0.3%
Colgate-Palmolive Co.	251	18,607
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	546	52,405
Unilever NV (Certificaten Van Aandelen) (Bearer)	73	4,030
		56,435

TOTAL CONSUMER STAPLES		140,459

ENERGY - 1.8%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	75	4,938
Oil, Gas & Consumable Fuels - 1.7%
Birchcliff Energy Ltd.	816	3,845
Canadian Natural Resources Ltd.	274	7,906
Cenovus Energy, Inc.	164	1,209
Centennial Resource Development, Inc. Class A	725	11,470
Concho Resources, Inc. (a)	29	3,524
Continental Resources, Inc. (a)	162	5,237
Diamondback Energy, Inc. (a)	135	11,989
Encana Corp.	292	2,569
EOG Resources, Inc.	323	29,238
Pioneer Natural Resources Co.	64	10,213
Suncor Energy, Inc.	97	2,834
Tamarack Valley Energy Ltd. (a)	915	1,573
Tesoro Corp.	17	1,591
		93,198

TOTAL ENERGY		98,136

FINANCIALS - 17.1%
Banks - 8.9%
Bank of America Corp.	5,318	129,015
Citigroup, Inc.	1,399	93,565
HDFC Bank Ltd. sponsored ADR	333	28,961
JPMorgan Chase & Co.	1,308	119,551
M&T Bank Corp.	66	10,689
Metro Bank PLC (a)	2	93
PNC Financial Services Group, Inc.	93	11,613
U.S. Bancorp	306	15,888
Wells Fargo & Co.	1,242	68,819
		478,194
Capital Markets - 2.6%
BlackRock, Inc. Class A	34	14,362
CBOE Holdings, Inc.	33	3,016
Charles Schwab Corp.	218	9,365
CME Group, Inc.	34	4,258
Goldman Sachs Group, Inc.	169	37,501
IntercontinentalExchange, Inc.	104	6,856
MarketAxess Holdings, Inc.	8	1,609
Morgan Stanley	1,034	46,075
MSCI, Inc.	74	7,621
S&P Global, Inc.	61	8,905
		139,568
Diversified Financial Services - 4.8%
Berkshire Hathaway, Inc. Class A (a)	1	254,700
Insurance - 0.8%
Admiral Group PLC	129	3,365
Chubb Ltd.	204	29,658
Fairfax Financial Holdings Ltd. (sub. vtg.)	10	4,334
Marsh & McLennan Companies, Inc.	80	6,237
St. James's Place Capital PLC	37	570
		44,164

TOTAL FINANCIALS		916,626

HEALTH CARE - 8.4%
Biotechnology - 1.1%
Aduro Biotech, Inc. (a)	12	137
Amgen, Inc.	45	7,750
Axovant Sciences Ltd. (a)	177	4,105
Celgene Corp. (a)	26	3,377
CSL Ltd.	6	637
FibroGen, Inc. (a)	57	1,841
Genmab A/S (a)	33	7,041
Intrexon Corp. (a)	142	3,421
NantKwest, Inc. (a)	55	417
Neurocrine Biosciences, Inc. (a)	140	6,440
Opko Health, Inc. (a)	138	908
OvaScience, Inc. (a)	943	1,471
Regeneron Pharmaceuticals, Inc. (a)	24	11,787
TESARO, Inc. (a)	28	3,916
uniQure B.V. (a)	45	279
Vertex Pharmaceuticals, Inc. (a)	36	4,639
		58,166
Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	153	9,263
Becton, Dickinson & Co.	57	11,121
Boston Scientific Corp. (a)	1,889	52,363
C.R. Bard, Inc.	19	6,006
Danaher Corp.	254	21,435
DexCom, Inc. (a)	160	11,704
Intuitive Surgical, Inc. (a)	21	19,643
ResMed, Inc.	7	545
		132,080
Health Care Providers & Services - 3.2%
Aetna, Inc.	23	3,492
Anthem, Inc.	3	564
HCA Holdings, Inc. (a)	30	2,616
HealthEquity, Inc. (a)	53	2,641
Henry Schein, Inc. (a)	344	62,959
Humana, Inc.	7	1,684
UnitedHealth Group, Inc.	530	98,273
		172,229
Health Care Technology - 0.2%
Evolent Health, Inc. (a)	59	1,496
Medidata Solutions, Inc. (a)	65	5,083
Veeva Systems, Inc. Class A (a)	91	5,579
		12,158
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	71	4,211
Eurofins Scientific SA	3	1,690
Mettler-Toledo International, Inc. (a)	66	38,844
PRA Health Sciences, Inc. (a)	11	825
Thermo Fisher Scientific, Inc.	6	1,047
Waters Corp. (a)	17	3,125
		49,742
Pharmaceuticals - 0.5%
Aralez Pharmaceuticals, Inc. (a)	199	269
Bristol-Myers Squibb Co.	317	17,663
Novartis AG sponsored ADR	7	584
Sanofi SA	49	4,695
Teva Pharmaceutical Industries Ltd. sponsored ADR	32	1,063
		24,274

TOTAL HEALTH CARE		448,649

INDUSTRIALS - 5.7%
Aerospace & Defense - 0.7%
General Dynamics Corp.	54	10,697
Northrop Grumman Corp.	64	16,429
Raytheon Co.	4	646
The Boeing Co.	41	8,108
		35,880
Air Freight & Logistics - 0.4%
FedEx Corp.	75	16,300
XPO Logistics, Inc. (a)	67	4,330
		20,630
Airlines - 1.1%
Ryanair Holdings PLC sponsored ADR (a)	207	22,275
Southwest Airlines Co.	552	34,301
		56,576
Building Products - 0.6%
A.O. Smith Corp.	57	3,211
Fortune Brands Home & Security, Inc.	107	6,981
Jeld-Wen Holding, Inc.	41	1,331
Masco Corp.	535	20,442
Toto Ltd.	103	3,946
		35,911
Commercial Services & Supplies - 0.1%
Cintas Corp.	39	4,916
Electrical Equipment - 0.4%
Eaton Corp. PLC	44	3,425
Fortive Corp.	278	17,611
		21,036
Industrial Conglomerates - 0.3%
3M Co.	83	17,280
Machinery - 0.9%
Deere & Co.	67	8,281
Fanuc Corp.	1	194
Illinois Tool Works, Inc.	96	13,752
Ingersoll-Rand PLC	82	7,494
PACCAR, Inc.	120	7,925
Parker Hannifin Corp.	44	7,032
Rational AG	2	1,064
Xylem, Inc.	17	942
		46,684
Professional Services - 0.7%
Equifax, Inc.	175	24,049
IHS Markit Ltd. (a)	64	2,819
Recruit Holdings Co. Ltd.	72	1,236
RELX PLC	28	605
TransUnion Holding Co., Inc. (a)	202	8,749
		37,458
Road & Rail - 0.2%
CSX Corp.	226	12,331
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	377	11,548
Univar, Inc. (a)	127	3,708
		15,256

TOTAL INDUSTRIALS		303,958

INFORMATION TECHNOLOGY - 43.6%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	104	15,578
EchoStar Holding Corp. Class A (a)	5	304
		15,882
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	1,108	81,793
CDW Corp.	161	10,067
Coherent, Inc. (a)	13	2,925
		94,785
Internet Software & Services - 16.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	109	15,358
Alphabet, Inc.:
Class A (a)	160	148,749
Class C (a)	150	136,310
eBay, Inc. (a)	163	5,692
Facebook, Inc. Class A (a)	3,444	519,968
LogMeIn, Inc.	60	6,270
Nutanix, Inc. Class A (a)	141	2,841
Rightmove PLC	26	1,439
Tencent Holdings Ltd.	493	17,686
Twilio, Inc. Class A	150	4,367
Wix.com Ltd. (a)	8	557
		859,237
IT Services - 4.9%
Accenture PLC Class A	58	7,173
CSRA, Inc.	154	4,890
Fiserv, Inc. (a)	35	4,282
Global Payments, Inc.	81	7,316
MasterCard, Inc. Class A	736	89,387
PayPal Holdings, Inc. (a)	1,050	56,354
Visa, Inc. Class A	984	92,280
		261,682
Semiconductors & Semiconductor Equipment - 4.8%
Analog Devices, Inc.	87	6,769
Applied Materials, Inc.	952	39,327
ASML Holding NV	37	4,821
Broadcom Ltd.	356	82,966
Lam Research Corp.	271	38,328
NVIDIA Corp.	221	31,948
Qualcomm, Inc.	316	17,450
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	595	20,801
Texas Instruments, Inc.	190	14,617
		257,027
Software - 11.1%
Activision Blizzard, Inc.	1,351	77,777
Adobe Systems, Inc. (a)	650	91,936
Atlassian Corp. PLC (a)	105	3,694
Autodesk, Inc. (a)	45	4,537
CDK Global, Inc.	60	3,724
Check Point Software Technologies Ltd. (a)	32	3,491
Citrix Systems, Inc. (a)	82	6,526
Constellation Software, Inc.	5	2,616
Electronic Arts, Inc. (a)	494	52,226
Intuit, Inc.	47	6,242
Microsoft Corp.	1,063	73,273
Nintendo Co. Ltd.	4	1,339
Paycom Software, Inc. (a)	77	5,268
Red Hat, Inc. (a)	72	6,894
RingCentral, Inc. (a)	50	1,828
Salesforce.com, Inc. (a)	1,619	140,205
ServiceNow, Inc. (a)	73	7,738
Snap, Inc. Class A (a)	420	7,463
Symantec Corp.	382	10,792
Tanium, Inc. Class B (c)	100	496
Ultimate Software Group, Inc. (a)	267	56,086
Workday, Inc. Class A (a)	304	29,488
		593,639
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	1,688	243,106
Samsung Electronics Co. Ltd.	5	10,378
Xaar PLC	146	719
		254,203

TOTAL INFORMATION TECHNOLOGY		2,336,455

MATERIALS - 2.3%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	59	8,441
E.I. du Pont de Nemours & Co.	239	19,290
PPG Industries, Inc.	204	22,432
Sherwin-Williams Co.	77	27,024
The Chemours Co. LLC	119	4,512
		81,699
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	61	13,577
Containers & Packaging - 0.1%
WestRock Co.	74	4,193
Metals & Mining - 0.5%
B2Gold Corp. (a)	969	2,727
Franco-Nevada Corp.	171	12,338
Ivanhoe Mines Ltd. (a)	2,072	6,663
Newcrest Mining Ltd.	156	2,417
Novagold Resources, Inc. (a)	319	1,446
		25,591

TOTAL MATERIALS		125,060

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	19	2,514
Real Estate Management & Development - 0.0%
Five Point Holdings LLC Class A (a)	156	2,303

TOTAL REAL ESTATE		4,817

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SoftBank Corp.	52	4,227
T-Mobile U.S., Inc. (a)	372	22,551
		26,778
TOTAL COMMON STOCKS
(Cost $4,910,121)		5,254,981

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.10% (d)
(Cost $57,105)	57,094	57,105
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $4,967,226)		5,312,086
NET OTHER ASSETS (LIABILITIES) - 0.8%		42,932
NET ASSETS - 100%		$5,355,018

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,704 or 0.0% of net assets.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $496 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Tanium, Inc. Class B	4/21/17	$496

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$546
Total	$546

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$854,043	$849,408	$4,635	$--
Consumer Staples	140,459	136,429	4,030	--
Energy	98,136	98,136	--	--
Financials	916,626	916,626	--	--
Health Care	448,649	443,954	4,695	--
Industrials	303,958	299,818	4,140	--
Information Technology	2,336,455	2,316,934	19,025	496
Materials	125,060	125,060	--	--
Real Estate	4,817	4,817	--	--
Telecommunication Services	26,778	22,551	4,227	--
Money Market Funds	57,105	57,105	--	--
Total Investments in Securities:	$5,312,086	$5,270,838	$40,752	$496

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,910,121)	$5,254,981
Fidelity Central Funds (cost $57,105)	57,105
Total Investments (cost $4,967,226)		$5,312,086
Cash		40,656
Foreign currency held at value (cost $35)		35
Receivable for investments sold		404
Dividends receivable		1,789
Distributions receivable from Fidelity Central Funds		46
Other receivables		2
Total assets		5,355,018

Net Assets		$5,355,018
Net Assets consist of:
Paid in capital		$5,000,000
Undistributed net investment income		14,120
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,963)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		344,861
Net Assets, for 500,000 shares outstanding		$5,355,018
Net Asset Value, offering price and redemption price per share ($5,355,018 ÷ 500,000 shares)		$10.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period March 8, 2017 (commencement of operations) to June 30, 2017 (Unaudited)
Investment Income
Dividends		$13,577
Income from Fidelity Central Funds		546
Total income		14,123
Expenses
Independent trustees' fees and expenses	$5
Miscellaneous	1
Total expenses before reductions	6
Expense reductions	(3)	3
Net investment income (loss)		14,120
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,973)
Foreign currency transactions	10
Total net realized gain (loss)		(3,963)
Change in net unrealized appreciation (depreciation) on: Investment securities	344,860
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		344,861
Net gain (loss)		340,898
Net increase (decrease) in net assets resulting from operations		$355,018

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period March 8, 2017 (commencement of operations) to June 30, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,120
Net realized gain (loss)	(3,963)
Change in net unrealized appreciation (depreciation)	344,861
Net increase (decrease) in net assets resulting from operations	355,018
Share transactions
Proceeds from sales of shares	5,000,000
Net increase (decrease) in net assets resulting from share transactions	5,000,000
Total increase (decrease) in net assets	5,355,018
Net Assets
Beginning of period	–
End of period	$5,355,018
Other Information
Undistributed net investment income end of period	$14,120
Shares
Sold	500,000
Net increase (decrease)	500,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Flex Opportunistic Insights Fund

Six months ended (Unaudited) June 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.68
Total from investment operations	.71
Net asset value, end of period	$10.71
Total ReturnC,D	7.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H
Expenses net of fee waivers, if any	- %G,H
Expenses net of all reductions	- %G,H
Net investment income (loss)	.86%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,355
Portfolio turnover rateI	8%J

 A For the period March 8, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

Fidelity Flex Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$412,740
Gross unrealized depreciation	(67,880)
Net unrealized appreciation (depreciation) on securities	$344,860
Tax cost	$4,967,226

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,325,040 and $410,931, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $254 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 8, 2017 to June 30, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value June 30, 2017	Expenses Paid During Period
Actual	- %B	$1,000.00	$1,071.00	$-C
Hypothetical-D		$1,000.00	$1,024.79	$-E

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 115/365 (to reflect the period March 8, 2017 to June 30, 2017).

 D 5% return per year before expenses

 E Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Opportunistic Insights Fund

On January 18, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to retirement plans offered through certain Fidelity fee-based programs. The Board considered that while the fund does not pay a management fee, FMR is indirectly compensated for its services out of the program fee. The Board noted that FMR pays all operating expenses, with certain limited exceptions, on behalf of the fund. Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted, however, that because the fund pays no advisory fees and FMR bears most expenses of the fund, economies of scale cannot be realized by the fund.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZPI-SANN-0817
1.9881594.100

Fidelity Advisor® New Insights Fund Class A, Class M (formerly Class T), Class C, Class I and Class Z Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	4.9	4.1
Amazon.com, Inc.	3.9	3.2
Alphabet, Inc. Class A	3.5	3.3
Berkshire Hathaway, Inc. Class A	2.2	2.2
Bank of America Corp.	2.0	1.5
Visa, Inc. Class A	1.9	1.9
Microsoft Corp.	1.9	1.9
UnitedHealth Group, Inc.	1.8	1.8
Activision Blizzard, Inc.	1.7	1.2
Amphenol Corp. Class A	1.5	1.5
	25.3

Top Five Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.1	30.9
Consumer Discretionary	15.4	15.4
Financials	14.7	15.6
Health Care	10.3	9.5
Industrials	8.0	7.8

Asset Allocation (% of fund's net assets)

As of June 30, 2017*
Stocks	96.1%
Bonds	0.1%
Convertible Securities	1.1%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 11.3%

As of December 31, 2016*
Stocks	97.1%
Bonds	0.1%
Convertible Securities	1.5%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 10.7%

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.2%
Magna International, Inc. Class A (sub. vtg.)	941,700	$43,621
Automobiles - 1.7%
BYD Co. Ltd. (H Shares)	250,000	1,534
Fiat Chrysler Automobiles NV (a)	6,473,600	68,814
Maruti Suzuki India Ltd.	3,753	419
Tesla, Inc. (a)	1,011,524	365,777
		436,544
Distributors - 0.1%
Pool Corp.	222,400	26,148
Diversified Consumer Services - 0.0%
Weight Watchers International, Inc. (a)	320,700	10,718
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	5,251,200	215,194
Domino's Pizza, Inc.	98,600	20,857
Dunkin' Brands Group, Inc.	552,300	30,443
Hilton, Inc.	329,633	20,388
Marriott International, Inc. Class A	761,800	76,416
McDonald's Corp.	180,200	27,599
Royal Caribbean Cruises Ltd.	113,146	12,359
Starbucks Corp.	1,164,898	67,925
U.S. Foods Holding Corp. (a)	1,870,100	50,904
Vail Resorts, Inc.	47,227	9,579
Whitbread PLC	755,482	39,034
Yum! Brands, Inc.	21,455	1,583
		572,281
Household Durables - 1.0%
D.R. Horton, Inc.	2,654,224	91,757
Mohawk Industries, Inc. (a)	250,924	60,646
NVR, Inc. (a)	23,200	55,926
PulteGroup, Inc.	67,500	1,656
Toll Brothers, Inc.	1,426,600	56,365
		266,350
Internet & Direct Marketing Retail - 6.3%
Amazon.com, Inc. (a)	1,041,940	1,008,598
ASOS PLC (a)	64,600	4,837
Blue Apron Holdings, Inc.:
Class B	888,430	7,468
Class B	222,107	1,867
Boohoo.Com PLC (a)	1,272,100	3,844
Netflix, Inc. (a)	1,819,400	271,837
Priceline Group, Inc. (a)	182,217	340,841
Start Today Co. Ltd.	346,000	8,506
Takeaway.com Holding BV (b)	121,100	5,158
Zalando SE (a)	163,200	7,458
		1,660,414
Leisure Products - 0.0%
Hasbro, Inc.	61,000	6,802
Media - 1.2%
Charter Communications, Inc. Class A(a)	485,147	163,422
DISH Network Corp. Class A (a)	200,800	12,602
Liberty Broadband Corp. Class A (a)	167,605	14,379
Liberty Global PLC Class A (a)	50,800	1,632
Liberty Media Corp.:
Liberty Formula One Group Series C(a)	686,500	25,140
Liberty SiriusXM Series A(a)	536,080	22,505
Naspers Ltd. Class N	88,200	17,369
Omnicom Group, Inc.	96,224	7,977
Sirius XM Holdings, Inc. (c)	3,762,700	20,582
The Walt Disney Co.	68,149	7,241
Weinstein Co. Holdings LLC Class A-1 (a)(d)(e)	2,267	95
WME Entertainment Parent, LLC Class A (d)(e)	12,765,400	28,850
		321,794
Multiline Retail - 0.4%
B&M European Value Retail S.A.	1,394,941	6,154
Dollar General Corp.	695,000	50,103
Ollie's Bargain Outlet Holdings, Inc. (a)	1,084,519	46,201
		102,458
Specialty Retail - 1.4%
AutoZone, Inc. (a)	106,634	60,830
Home Depot, Inc.	654,100	100,339
Inditex SA	39,810	1,529
Nitori Holdings Co. Ltd.	41,200	5,509
Tiffany & Co., Inc.	788,100	73,979
TJX Companies, Inc.	1,731,674	124,975
Ulta Beauty, Inc. (a)	32,800	9,425
		376,586
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	251,001	48,091
Brunello Cucinelli SpA	1,809,352	47,572
Canada Goose Holdings, Inc. (c)	31,900	630
China Hongxing Sports Ltd. (a)	6,000,000	251
Coach, Inc.	650,400	30,790
Hermes International SCA	77,200	38,148
NIKE, Inc. Class B	502,422	29,643
		195,125

TOTAL CONSUMER DISCRETIONARY		4,018,841

CONSUMER STAPLES - 3.7%
Beverages - 0.4%
Kweichow Moutai Co. Ltd. (A Shares)	81,600	5,678
Molson Coors Brewing Co. Class B	923,000	79,692
Monster Beverage Corp. (a)	63,800	3,170
National Beverage Corp. (c)	56,243	5,262
The Coca-Cola Co.	36,000	1,615
		95,417
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	856,725	137,016
CVS Health Corp.	870,500	70,040
Kroger Co.	3,770,500	87,928
Performance Food Group Co. (a)	507,200	13,897
Sysco Corp.	346,599	17,444
Wal-Mart Stores, Inc.	2,358,700	178,506
		504,831
Food Products - 0.5%
Amplify Snack Brands, Inc. (a)(c)(f)	3,858,785	37,199
Associated British Foods PLC	1,268,892	48,522
Conyers Park Acquisition Corp. Class A (a)	261,300	3,078
Greencore Group PLC	6,627,923	21,236
The Kraft Heinz Co.	375,600	32,166
		142,201
Personal Products - 0.9%
Coty, Inc. Class A	2,225,600	41,752
Estee Lauder Companies, Inc. Class A	1,355,102	130,063
L'Oreal SA	223,101	46,478
Unilever NV (Certificaten Van Aandelen) (Bearer)	208,800	11,526
		229,819

TOTAL CONSUMER STAPLES		972,268

ENERGY - 5.7%
Energy Equipment & Services - 0.3%
Borr Drilling Ltd. (a)	10,172,000	32,896
Oceaneering International, Inc.	1,798,799	41,085
		73,981
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	2,003,546	90,841
Birchcliff Energy Ltd. (a)(b)	585,400	2,758
Birchcliff Energy Ltd.	2,618,400	12,337
Cabot Oil & Gas Corp.	3,902,480	97,874
Canadian Natural Resources Ltd.	791,000	22,825
Centennial Resource Development, Inc.:
Class A	1,224,500	19,372
Class A	1,422,012	22,496
Class A (e)	555,400	8,786
Chevron Corp.	1,717,700	179,208
Cimarex Energy Co.	94,300	8,865
Concho Resources, Inc. (a)	25,680	3,121
ConocoPhillips Co.	3,290,700	144,659
Continental Resources, Inc. (a)	656,219	21,216
Diamondback Energy, Inc. (a)	1,064,882	94,572
Energy Transfer Equity LP	1,385,200	24,878
EOG Resources, Inc.	802,000	72,597
Golar LNG Ltd.	1,608,700	35,794
GoviEx Uranium, Inc. (a)	851,865	125
GoviEx Uranium, Inc. (a)(b)	23,200	3
GoviEx Uranium, Inc. Class A (a)(b)	2,625,135	385
Noble Energy, Inc.	1,454,861	41,173
Pioneer Natural Resources Co.	441,600	70,471
Reliance Industries Ltd.	1,382,967	29,534
Southwestern Energy Co. (a)	1,797,800	10,931
The Williams Companies, Inc.	7,912,800	239,600
Whiting Petroleum Corp. (a)	2,000,000	11,020
Williams Partners LP	4,115,300	165,065
		1,430,506

TOTAL ENERGY		1,504,487

FINANCIALS - 14.6%
Banks - 7.8%
Bank of America Corp.	21,452,627	520,441
Bank of Ireland (a)	99,162,728	26,050
Citigroup, Inc.	4,773,400	319,245
First Republic Bank	650,200	65,085
HDFC Bank Ltd. sponsored ADR	1,903,172	165,519
JPMorgan Chase & Co.	2,387,900	218,254
Kotak Mahindra Bank Ltd.	1,306,932	19,330
M&T Bank Corp.	197,112	31,922
Metro Bank PLC (a)	589,532	27,550
PNC Financial Services Group, Inc.	1,247,089	155,724
SunTrust Banks, Inc.	1,243,800	70,548
U.S. Bancorp	4,005,614	207,971
Wells Fargo & Co.	3,701,100	205,078
		2,032,717
Capital Markets - 1.6%
CBOE Holdings, Inc.	99,000	9,049
Charles Schwab Corp.	665,300	28,581
CME Group, Inc.	124,000	15,530
Goldman Sachs Group, Inc.	165,900	36,813
IntercontinentalExchange, Inc.	287,900	18,978
KKR & Co. LP	2,607,228	48,494
MarketAxess Holdings, Inc.	32,500	6,536
Morgan Stanley	4,820,577	214,805
MSCI, Inc.	274,509	28,272
Oaktree Capital Group LLC Class A	34,000	1,584
S&P Global, Inc.	158,690	23,167
		431,809
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class A (a)	2,240	570,528
Insurance - 3.0%
Admiral Group PLC	411,269	10,729
AIA Group Ltd.	8,224,200	60,095
American International Group, Inc.	2,592,100	162,058
Arch Capital Group Ltd. (a)	451,800	42,148
Chubb Ltd.	2,026,988	294,684
Fairfax Financial Holdings Ltd. (sub. vtg.)	70,500	30,553
FNF Group	2,855,300	128,003
Marsh & McLennan Companies, Inc.	139,053	10,841
MetLife, Inc.	1,050,800	57,731
St. James's Place Capital PLC	108,000	1,663
		798,505

TOTAL FINANCIALS		3,833,559

HEALTH CARE - 10.1%
Biotechnology - 1.4%
Agios Pharmaceuticals, Inc. (a)	828,962	42,650
Amgen, Inc.	666,499	114,791
Axovant Sciences Ltd. (a)	714,590	16,571
Celgene Corp. (a)	145,200	18,857
CSL Ltd.	32,764	3,476
Exelixis, Inc. (a)	66,800	1,645
FibroGen, Inc. (a)	167,803	5,420
Galapagos Genomics NV sponsored ADR (a)	29,700	2,273
Genmab A/S (a)	131,282	28,009
Gilead Sciences, Inc.	65,500	4,636
Incyte Corp. (a)	12,000	1,511
Intrexon Corp. (a)(c)	794,681	19,144
La Jolla Pharmaceutical Co. (a)	50,000	1,489
NantKwest, Inc. (a)(c)	151,002	1,146
Neurocrine Biosciences, Inc. (a)	174,760	8,039
Olivo Labs (e)	630,333	340
Opko Health, Inc. (a)(c)	463,974	3,053
OvaScience, Inc. (a)	153,700	240
Regeneron Pharmaceuticals, Inc. (a)	84,300	41,403
TESARO, Inc. (a)	132,500	18,531
Vertex Pharmaceuticals, Inc. (a)	214,700	27,668
		360,892
Health Care Equipment & Supplies - 2.2%
Baxter International, Inc.	653,800	39,581
Boston Scientific Corp. (a)	8,777,324	243,307
C.R. Bard, Inc.	117,038	36,997
Danaher Corp.	456,668	38,538
DexCom, Inc. (a)	932,967	68,247
I-Pulse, Inc. (a)	58,562	305
Intuitive Surgical, Inc. (a)	90,700	84,838
Penumbra, Inc. (a)	58,300	5,116
ResMed, Inc.	20,900	1,627
Teleflex, Inc.	151,700	31,517
The Cooper Companies, Inc.	176,251	42,198
		592,271
Health Care Providers & Services - 2.9%
Aetna, Inc.	87,000	13,209
Anthem, Inc.	17,000	3,198
HealthEquity, Inc. (a)	224,215	11,173
Henry Schein, Inc. (a)	1,004,881	183,913
Humana, Inc.	83,200	20,020
UnitedHealth Group, Inc.	2,492,800	462,215
Universal Health Services, Inc. Class B	500,200	61,064
		754,792
Health Care Technology - 0.4%
Castlight Health, Inc. (a)	1,325,100	5,499
Cerner Corp. (a)	768,530	51,084
Evolent Health, Inc. (a)	274,365	6,955
Medidata Solutions, Inc. (a)	190,476	14,895
NantHealth, Inc.	1,784	8
Veeva Systems, Inc. Class A (a)	323,100	19,809
		98,250
Life Sciences Tools & Services - 2.6%
Agilent Technologies, Inc.	1,524,300	90,406
Eurofins Scientific SA	468,284	263,762
Mettler-Toledo International, Inc. (a)	375,109	220,767
PRA Health Sciences, Inc. (a)	15,800	1,185
Thermo Fisher Scientific, Inc.	413,269	72,103
Waters Corp. (a)	192,691	35,424
		683,647
Pharmaceuticals - 0.6%
Allergan PLC	19,000	4,619
AstraZeneca PLC (United Kingdom)	139,128	9,319
Bristol-Myers Squibb Co.	369,000	20,561
GlaxoSmithKline PLC	3,932,300	83,708
Johnson & Johnson	132,100	17,476
Novartis AG sponsored ADR	57,400	4,791
Sanofi SA	172,816	16,559
Teva Pharmaceutical Industries Ltd. sponsored ADR	139,800	4,644
		161,677

TOTAL HEALTH CARE		2,651,529

INDUSTRIALS - 7.9%
Aerospace & Defense - 1.6%
General Dynamics Corp.	720,400	142,711
Northrop Grumman Corp.	508,600	130,563
Raytheon Co.	9,700	1,566
Space Exploration Technologies Corp. Class A (a)(e)	214,407	22,513
Teledyne Technologies, Inc. (a)	393,900	50,281
The Boeing Co.	105,000	20,764
TransDigm Group, Inc.	170,572	45,862
		414,260
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	854,200	58,666
Expeditors International of Washington, Inc.	716,743	40,482
FedEx Corp.	538,610	117,056
XPO Logistics, Inc. (a)	234,800	15,175
		231,379
Airlines - 1.2%
Ryanair Holdings PLC sponsored ADR (a)	1,871,840	201,429
Southwest Airlines Co.	1,888,400	117,345
		318,774
Building Products - 1.1%
A.O. Smith Corp.	226,890	12,781
ASSA ABLOY AB (B Shares)	69,200	1,525
Fortune Brands Home & Security, Inc.	1,298,328	84,703
Jeld-Wen Holding, Inc.	306,600	9,952
Masco Corp.	1,755,800	67,089
Toto Ltd.	2,853,000	109,312
		285,362
Commercial Services & Supplies - 0.4%
Cintas Corp.	145,576	18,348
KAR Auction Services, Inc.	990,600	41,575
Stericycle, Inc. (a)	439,500	33,543
		93,466
Electrical Equipment - 0.2%
Eaton Corp. PLC	104,500	8,133
Fortive Corp.	753,334	47,724
		55,857
Industrial Conglomerates - 0.2%
3M Co.	247,500	51,527
Machinery - 0.8%
Deere & Co.	268,900	33,233
Illinois Tool Works, Inc.	336,200	48,161
Ingersoll-Rand PLC	271,400	24,803
PACCAR, Inc.	383,400	25,320
Parker Hannifin Corp.	128,100	20,473
Pentair PLC	535,700	35,645
Rational AG	55,300	29,433
		217,068
Professional Services - 0.5%
Equifax, Inc.	602,148	82,747
IHS Markit Ltd. (a)	259,734	11,439
Manpower, Inc.	7,400	826
Recruit Holdings Co. Ltd.	211,200	3,626
TransUnion Holding Co., Inc. (a)	783,162	33,919
		132,557
Road & Rail - 0.3%
CSX Corp.	666,100	36,342
Genesee & Wyoming, Inc. Class A (a)	793,300	54,254
		90,596
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
Class A (b)	320,800	11,985
Class A	933,411	34,872
HD Supply Holdings, Inc. (a)	1,179,009	36,113
United Rentals, Inc. (a)	753,800	84,961
Univar, Inc. (a)	381,045	11,127
		179,058

TOTAL INDUSTRIALS		2,069,904

INFORMATION TECHNOLOGY - 33.4%
Communications Equipment - 0.9%
Applied Optoelectronics, Inc. (a)(c)	68,800	4,251
Arista Networks, Inc. (a)	326,026	48,835
Cisco Systems, Inc.	5,930,300	185,618
		238,704
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	5,404,969	398,995
CDW Corp.	1,387,228	86,743
Coherent, Inc. (a)	35,550	7,998
IPG Photonics Corp. (a)	381,176	55,309
		549,045
Internet Software & Services - 11.5%
Akamai Technologies, Inc. (a)	1,700,900	84,722
Alibaba Group Holding Ltd. sponsored ADR (a)	367,200	51,738
Alphabet, Inc.:
Class A (a)	994,054	924,152
Class C (a)	365,698	332,321
Cloudera, Inc. (c)	312,284	4,503
Dropbox, Inc. Class B (a)(e)	1,289,836	16,084
eBay, Inc. (a)	745,400	26,029
Endurance International Group Holdings, Inc. (a)	3,512,300	29,328
Facebook, Inc. Class A (a)	8,519,959	1,286,345
GoDaddy, Inc. (a)	1,751,800	74,311
LogMeIn, Inc.	273,944	28,627
Nutanix, Inc. Class B (b)	783,938	15,796
Okta, Inc. (c)	114,100	2,601
Rightmove PLC	471,022	26,073
Shopify, Inc. Class A (a)	77,800	6,755
SurveyMonkey (a)(e)	2,069,881	20,140
Tencent Holdings Ltd.	1,315,300	47,186
Twilio, Inc. Class A (c)	795,440	23,155
Zpg PLC	468,700	2,209
		3,002,075
IT Services - 5.5%
Accenture PLC Class A	185,640	22,960
ASAC II LP (a)(e)	9,408,021	1,581
CSRA, Inc.	349,000	11,081
Fidelity National Information Services, Inc.	416,230	35,546
First Data Corp. Class A (a)	9,819,903	178,722
Fiserv, Inc. (a)	1,112,057	136,049
FleetCor Technologies, Inc. (a)	328,100	47,315
Global Payments, Inc.	222,100	20,060
Leidos Holdings, Inc.	1,141,100	58,983
MasterCard, Inc. Class A	685,348	83,236
PayPal Holdings, Inc. (a)	5,452,221	292,621
Square, Inc. (a)	490,600	11,509
Total System Services, Inc.	941,260	54,828
Visa, Inc. Class A	5,331,867	500,022
		1,454,513
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	143,920	11,197
Applied Materials, Inc.	2,366,400	97,756
Broadcom Ltd.	868,131	202,318
KLA-Tencor Corp.	585,400	53,570
Lam Research Corp.	727,141	102,840
NVIDIA Corp.	687,700	99,414
Qualcomm, Inc.	777,800	42,950
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	906,000	31,674
Texas Instruments, Inc.	591,439	45,499
Xilinx, Inc.	555,400	35,723
		722,941
Software - 9.0%
Activision Blizzard, Inc.	7,930,237	456,544
Adobe Systems, Inc. (a)	2,581,086	365,069
ANSYS, Inc. (a)	460,100	55,985
Atlassian Corp. PLC (a)	386,550	13,599
Autodesk, Inc. (a)	151,100	15,234
CDK Global, Inc.	191,394	11,878
Check Point Software Technologies Ltd. (a)	111,800	12,195
Citrix Systems, Inc. (a)	216,153	17,201
Constellation Software, Inc.	15,800	8,266
Electronic Arts, Inc. (a)	1,837,000	194,208
Intuit, Inc.	304,500	40,441
Microsoft Corp.	7,068,331	487,220
Nintendo Co. Ltd.	30,600	10,245
Oracle Corp.	62,200	3,119
Paycom Software, Inc. (a)	234,481	16,041
Red Hat, Inc. (a)	254,768	24,394
RingCentral, Inc. (a)	107,700	3,936
Salesforce.com, Inc. (a)	3,995,600	346,019
ServiceNow, Inc. (a)	255,706	27,105
Snap, Inc.:
Class A (a)(c)	415,400	7,382
Class A	271,142	4,577
Class B	271,142	4,577
Symantec Corp.	1,086,800	30,702
Tanium, Inc. Class B (e)	692,100	3,436
Trion World, Inc. (a)(e)	702,569	0
Trion World, Inc.:
warrants 8/10/17 (a)(e)	18,998	0
warrants 10/3/18 (a)(e)	27,981	0
Ultimate Software Group, Inc. (a)	525,903	110,471
Workday, Inc. Class A (a)	800,500	77,649
		2,347,493
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	2,751,569	396,281
Samsung Electronics Co. Ltd.	10,997	22,826
		419,107

TOTAL INFORMATION TECHNOLOGY		8,733,878

MATERIALS - 2.7%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	162,700	23,276
Albemarle Corp. U.S.	303,900	32,074
E.I. du Pont de Nemours & Co.	676,700	54,616
Potash Corp. of Saskatchewan, Inc.	1,809,300	29,509
PPG Industries, Inc.	1,093,464	120,237
Sherwin-Williams Co.	251,500	88,266
The Chemours Co. LLC	353,700	13,412
		361,390
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	271,834	60,505
Containers & Packaging - 0.1%
WestRock Co.	405,118	22,954
Metals & Mining - 1.0%
B2Gold Corp. (a)	32,761,132	92,210
Franco-Nevada Corp.	1,311,261	94,613
Ivanhoe Mines Ltd. (a)	7,100,500	22,832
Newcrest Mining Ltd.	2,698,796	41,818
Novagold Resources, Inc. (a)(c)	3,369,572	15,278
		266,751

TOTAL MATERIALS		711,600

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	795,175	105,218
Real Estate Management & Development - 0.4%
Five Point Holdings LLC Class A (a)	552,300	8,152
Realogy Holdings Corp.	2,627,600	85,266
		93,418

TOTAL REAL ESTATE		198,636

TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
SoftBank Corp.	156,800	12,746
T-Mobile U.S., Inc. (a)	1,329,600	80,600
		93,346
UTILITIES - 1.4%
Electric Utilities - 1.4%
Alliant Energy Corp.	1,739,000	69,856
Duke Energy Corp.	1,073,400	89,726
Exelon Corp.	2,076,800	74,910
IDACORP, Inc.	400,000	34,140
Xcel Energy, Inc.	1,942,200	89,108
		357,740
TOTAL COMMON STOCKS
(Cost $15,821,521)		25,145,788

Preferred Stocks - 1.2%
Convertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(e)	7,091,632	71
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (e)	692,463	15,000
TOTAL CONSUMER DISCRETIONARY		15,071
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(e)	10,791,166	39,280
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc. Series E (a)(e)	166,247	1,953
Intarcia Therapeutics, Inc. Series CC (a)(e)	516,522	30,991
		32,944
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (a)(e)	1,159,721	7,492
TOTAL HEALTH CARE		40,436
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(e)	145,254	15,252
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.7%
Dropbox, Inc.:
Series A (a)(e)	299,518	3,735
Series C (a)(e)	161,770	2,286
Pinterest, Inc.:
Series E, 8.00% (a)(e)	13,203,155	94,787
Series F, 8.00% (a)(e)	8,808,645	63,238
Series G, 8.00% (a)(e)	1,676,465	12,035
		176,081
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Series F (a)(e)	37,192	1,927

TOTAL CONVERTIBLE PREFERRED STOCKS		288,047

Nonconvertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Sartorius AG (non-vtg.)	357,200	34,466
TOTAL PREFERRED STOCKS
(Cost $222,531)		322,513
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.1%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World, Inc. 12% 10/10/19 pay-in-kind (e)(g)	281	119
Nonconvertible Bonds - 0.1%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Pacific Drilling SA 5.375% 6/1/20 (b)	39,145	18,007
TOTAL CORPORATE BONDS
(Cost $26,110)		18,126
	Shares	Value (000s)

Other - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)
(Cost $33,620)	33,620,102	33,620

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 1.10% (h)	667,179,050	667,312
Fidelity Securities Lending Cash Central Fund 1.09% (h)(i)	86,678,926	86,688
TOTAL MONEY MARKET FUNDS
(Cost $753,957)		754,000
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $16,857,739)		26,274,047
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(87,667)
NET ASSETS - 100%		$26,186,380

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,092,000 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $423,611,000 or 1.6% of net assets.

 (f) Affiliated company

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$1,800
ASAC II LP	10/10/13	$725
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$32,763
Centennial Resource Development, Inc. Class A	12/28/16	$8,076
Dropbox, Inc. Class B	5/2/12	$11,672
Dropbox, Inc. Series A	5/29/12	$2,710
Dropbox, Inc. Series C	1/30/14	$3,090
Intarcia Therapeutics, Inc. Series CC	11/14/12	$7,040
Mulberry Health, Inc. Series A8	1/20/16	$7,834
Olivo Labs	2/8/17	$763
Oportun Finance Corp. Series H	2/6/15	$30,726
Peloton Interactive, Inc. Series E	3/31/17	$15,000
Pinterest, Inc. Series E, 8.00%	10/23/13	$38,370
Pinterest, Inc. Series F, 8.00%	5/15/14	$29,923
Pinterest, Inc. Series G, 8.00%	2/27/15	$12,035
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$21,096
Space Exploration Technologies Corp. Series G	1/20/15	$11,251
SurveyMonkey	12/15/14	$34,050
Tanium, Inc. Class B	4/21/17	$3,436
Trion World, Inc.	8/22/08 - 3/20/13	$3,834
Trion World, Inc. warrants 8/10/17	8/10/10	$0
Trion World, Inc. warrants 10/3/18	10/10/13	$0
Trion World, Inc. 12% 10/10/19 pay-in-kind	10/10/13 - 4/10/17	$281
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$33,620
Weinstein Co. Holdings LLC Class A-1	10/19/05	$2,299
WeWork Companies, Inc. Series F	12/1/16	$1,867
WME Entertainment Parent, LLC Class A	8/16/16	$25,816

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,054
Fidelity Securities Lending Cash Central Fund	1,910
Total	$3,964

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amplify Snack Brands, Inc.	$33,334	$785	$6	$--	$37,199
Total	$33,334	$785	$6	$--	$37,199

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$4,033,912	$3,961,412	$28,233	$44,267
Consumer Staples	972,268	960,742	11,526	--
Energy	1,504,487	1,504,487	--	--
Financials	3,872,839	3,833,559	--	39,280
Health Care	2,726,431	2,575,764	109,586	41,081
Industrials	2,085,156	1,936,554	110,837	37,765
Information Technology	8,909,959	8,621,549	71,088	217,322
Materials	711,600	711,600	--	--
Real Estate	200,563	198,636	--	1,927
Telecommunication Services	93,346	80,600	12,746	--
Utilities	357,740	357,740	--	--
Corporate Bonds	18,126	--	18,007	119
Other	33,620	--	--	33,620
Money Market Funds	754,000	754,000	--	--
Total Investments in Securities:	$26,274,047	$25,496,643	$362,023	$415,381

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$482,803
Net Realized Gain (Loss) on Investment Securities	(15,517)
Net Unrealized Gain (Loss) on Investment Securities	(28,274)
Cost of Purchases	29,017
Proceeds of Sales	(48,483)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(4,165)
Ending Balance	$415,381
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2017	$(42,381)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gain (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.7%
Canada	1.3%
Ireland	1.3%
Switzerland	1.1%
Luxembourg	1.1%
United Kingdom	1.0%
Others (Individually Less Than 1%)	5.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $85,113) — See accompanying schedule: Unaffiliated issuers (cost $16,051,069)	$25,482,848
Fidelity Central Funds (cost $753,957)	754,000
Other affiliated issuers (cost $52,713)	37,199
Total Investments (cost $16,857,739)		$26,274,047
Restricted cash		855
Receivable for investments sold		88,206
Receivable for fund shares sold		22,111
Dividends receivable		12,522
Interest receivable		180
Distributions receivable from Fidelity Central Funds		1,130
Other receivables		819
Total assets		26,399,870
Liabilities
Payable to custodian bank	$507
Payable for investments purchased	55,815
Payable for fund shares redeemed	50,239
Accrued management fee	10,470
Distribution and service plan fees payable	4,993
Other affiliated payables	3,926
Other payables and accrued expenses	903
Collateral on securities loaned	86,637
Total liabilities		213,490
Net Assets		$26,186,380
Net Assets consist of:
Paid in capital		$15,771,778
Undistributed net investment income		43,589
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		954,671
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,416,342
Net Assets		$26,186,380
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,455,506 ÷ 183,087 shares)		$29.80
Maximum offering price per share (100/94.25 of $29.80)		$31.62
Class M:
Net Asset Value and redemption price per share ($1,843,897 ÷ 63,685 shares)		$28.95
Maximum offering price per share (100/96.50 of $28.95)		$30.00
Class C:
Net Asset Value and offering price per share ($3,605,471 ÷ 135,714 shares)(a)		$26.57
Class I:
Net Asset Value, offering price and redemption price per share ($14,314,466 ÷ 470,555 shares)		$30.42
Class Z:
Net Asset Value, offering price and redemption price per share ($967,040 ÷ 31,743 shares)		$30.46

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$142,901
Interest		2,628
Income from Fidelity Central Funds		3,964
Total income		149,493
Expenses
Management fee
Basic fee	$70,058
Performance adjustment	(16,112)
Transfer agent fees	22,276
Distribution and service plan fees	30,380
Accounting and security lending fees	972
Custodian fees and expenses	262
Independent trustees' fees and expenses	50
Registration fees	169
Audit	62
Legal	30
Miscellaneous	121
Total expenses before reductions	108,268
Expense reductions	(344)	107,924
Net investment income (loss)		41,569
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,030,831
Fidelity Central Funds	4
Other affiliated issuers	(6)
Foreign currency transactions	(79)
Total net realized gain (loss)		1,030,750
Change in net unrealized appreciation (depreciation) on: Investment securities	2,204,702
Assets and liabilities in foreign currencies	71
Total change in net unrealized appreciation (depreciation)		2,204,773
Net gain (loss)		3,235,523
Net increase (decrease) in net assets resulting from operations		$3,277,092

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,569	$59,840
Net realized gain (loss)	1,030,750	1,325,816
Change in net unrealized appreciation (depreciation)	2,204,773	103,608
Net increase (decrease) in net assets resulting from operations	3,277,092	1,489,264
Distributions to shareholders from net investment income	–	(60,850)
Distributions to shareholders from net realized gain	(236,487)	(1,185,388)
Total distributions	(236,487)	(1,246,238)
Share transactions - net increase (decrease)	(1,252,222)	(2,529,933)
Total increase (decrease) in net assets	1,788,383	(2,286,907)
Net Assets
Beginning of period	24,397,997	26,684,904
End of period	$26,186,380	$24,397,997
Other Information
Undistributed net investment income end of period	$43,589	$2,020

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor New Insights Fund Class A

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$26.44	$26.14	$26.67	$26.32	$22.75	$19.72
Income from Investment Operations
Net investment income (loss)A	.04	.06	.05	.04	.01	.03
Net realized and unrealized gain (loss)	3.58	1.56	.57	2.34	7.21	3.09
Total from investment operations	3.62	1.62	.62	2.38	7.22	3.12
Distributions from net investment income	–	(.04)	(.02)	–	–	–
Distributions from net realized gain	(.26)	(1.28)	(1.13)	(2.03)	(3.65)	(.09)
Total distributions	(.26)	(1.32)	(1.15)	(2.03)	(3.65)	(.09)
Net asset value, end of period	$29.80	$26.44	$26.14	$26.67	$26.32	$22.75
Total ReturnB,C,D	13.76%	6.31%	2.39%	9.20%	32.36%	15.84%
Ratios to Average Net AssetsE,F
Expenses before reductions	.87%G	.89%	.92%	.92%	.94%	1.01%
Expenses net of fee waivers, if any	.87%G	.89%	.91%	.92%	.94%	1.01%
Expenses net of all reductions	.86%G	.88%	.91%	.92%	.94%	1.00%
Net investment income (loss)	.30%G	.24%	.20%	.13%	.02%	.13%
Supplemental Data
Net assets, end of period (in millions)	$5,456	$6,873	$7,920	$8,475	$8,634	$6,459
Portfolio turnover rateH	30%G	42%	47%	62%	79%	47%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor New Insights Fund Class M

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$25.73	$25.51	$26.10	$25.84	$22.44	$19.46
Income from Investment Operations
Net investment income (loss)A	.01	–B	(.01)	(.03)	(.06)	(.02)
Net realized and unrealized gain (loss)	3.47	1.50	.55	2.31	7.11	3.04
Total from investment operations	3.48	1.50	.54	2.28	7.05	3.02
Distributions from net investment income	–	–B	–	–	–	–
Distributions from net realized gain	(.26)	(1.28)	(1.13)	(2.02)	(3.65)	(.04)
Total distributions	(.26)	(1.28)	(1.13)	(2.02)	(3.65)	(.04)
Net asset value, end of period	$28.95	$25.73	$25.51	$26.10	$25.84	$22.44
Total ReturnC,D,E	13.59%	6.01%	2.14%	8.98%	32.05%	15.52%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.11%H	1.14%	1.17%	1.17%	1.18%	1.25%
Expenses net of fee waivers, if any	1.11%H	1.14%	1.16%	1.17%	1.18%	1.25%
Expenses net of all reductions	1.11%H	1.13%	1.16%	1.17%	1.18%	1.24%
Net investment income (loss)	.05%H	(.01)%	(.05)%	(.11)%	(.22)%	(.11)%
Supplemental Data
Net assets, end of period (in millions)	$1,844	$1,849	$2,071	$2,219	$2,134	$1,795
Portfolio turnover rateI	30%H	42%	47%	62%	79%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor New Insights Fund Class C

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$23.69	$23.70	$24.45	$24.45	$21.49	$18.70
Income from Investment Operations
Net investment income (loss)A	(.06)	(.12)	(.14)	(.16)	(.18)	(.13)
Net realized and unrealized gain (loss)	3.20	1.39	.52	2.18	6.79	2.92
Total from investment operations	3.14	1.27	.38	2.02	6.61	2.79
Distributions from net investment income	–	–B	–	–	–	–
Distributions from net realized gain	(.26)	(1.28)	(1.13)	(2.02)	(3.65)	–
Total distributions	(.26)	(1.28)	(1.13)	(2.02)	(3.65)	–
Net asset value, end of period	$26.57	$23.69	$23.70	$24.45	$24.45	$21.49
Total ReturnC,D,E	13.32%	5.49%	1.63%	8.43%	31.41%	14.92%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.61%H	1.64%	1.67%	1.67%	1.69%	1.75%
Expenses net of fee waivers, if any	1.61%H	1.64%	1.66%	1.67%	1.69%	1.75%
Expenses net of all reductions	1.61%H	1.63%	1.66%	1.67%	1.69%	1.75%
Net investment income (loss)	(.45)%H	(.51)%	(.55)%	(.62)%	(.73)%	(.62)%
Supplemental Data
Net assets, end of period (in millions)	$3,605	$3,521	$3,841	$3,889	$3,459	$2,515
Portfolio turnover rateI	30%H	42%	47%	62%	79%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor New Insights Fund Class I

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$26.95	$26.63	$27.15	$26.76	$23.02	$19.96
Income from Investment Operations
Net investment income (loss)A	.08	.13	.13	.11	.07	.09
Net realized and unrealized gain (loss)	3.65	1.59	.57	2.39	7.32	3.12
Total from investment operations	3.73	1.72	.70	2.50	7.39	3.21
Distributions from net investment income	–	(.11)	(.09)	(.07)	–	(.02)
Distributions from net realized gain	(.26)	(1.28)	(1.13)	(2.04)	(3.65)	(.13)
Total distributions	(.26)	(1.40)B	(1.22)	(2.11)	(3.65)	(.15)
Net asset value, end of period	$30.42	$26.95	$26.63	$27.15	$26.76	$23.02
Total ReturnC,D	13.90%	6.55%	2.64%	9.51%	32.73%	16.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.61%G	.63%	.66%	.67%	.68%	.74%
Expenses net of fee waivers, if any	.60%G	.63%	.66%	.67%	.68%	.74%
Expenses net of all reductions	.60%G	.63%	.66%	.67%	.68%	.74%
Net investment income (loss)	.56%G	.50%	.45%	.39%	.28%	.39%
Supplemental Data
Net assets, end of period (in millions)	$14,314	$11,662	$12,310	$13,449	$11,477	$9,898
Portfolio turnover rateH	30%G	42%	47%	62%	79%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.40 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $1.281 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor New Insights Fund Class Z

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$26.97	$26.65	$27.17	$26.78	$27.42
Income from Investment Operations
Net investment income (loss)B	.10	.17	.16	.15	.01
Net realized and unrealized gain (loss)	3.65	1.58	.58	2.39	3.00
Total from investment operations	3.75	1.75	.74	2.54	3.01
Distributions from net investment income	–	(.15)	(.12)	(.10)	–
Distributions from net realized gain	(.26)	(1.28)	(1.13)	(2.04)	(3.65)
Total distributions	(.26)	(1.43)	(1.26)C	(2.15)D	(3.65)
Net asset value, end of period	$30.46	$26.97	$26.65	$27.17	$26.78
Total ReturnE,F	13.97%	6.68%	2.78%	9.65%	11.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.48%I	.50%	.53%	.54%	.55%I
Expenses net of fee waivers, if any	.48%I	.50%	.53%	.54%	.55%I
Expenses net of all reductions	.48%I	.50%	.53%	.53%	.55%I
Net investment income (loss)	.69%I	.63%	.58%	.52%	.14%I
Supplemental Data
Net assets, end of period (in millions)	$967	$492	$436	$294	$77
Portfolio turnover rateJ	30%I	42%	47%	62%	79%

 A For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.26 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $1.134 per share.

 D Total distributions of $2.15 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $2.041 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period January 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$119	Recovery value	Recovery value	42.2%	Increase
Equities	$381,642	Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase
		Market comparable	Transaction price	$60.00	Increase
			Enterprise value/Sales multiple (EV/S)	0.6 - 7.8 / 5.8	Increase
			Discount for Lack of Marketability	15.0% - 30.0% / 16.3%	Decrease
			Discount rate	0.9% - 50.0% / 16.3%	Decrease
			Price/Earnings multiple (P/E)	13.2	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	18.4	Increase
			Liquidity preference	$6.75 - $19.10 / $11.53	Increase
			Probability rate	77.0%	Increase
		Market approach	Transaction price	$2.26 - $51.81 / $7.88	Increase
			Tender price	$105.00	Increase
			Discount rate	39.0% - 50.0% / 44.0%	Decrease
		Book value	Book value multiple	1.0	Increase
Other	$33,620	Market approach	Transaction price	$100.00	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$9,910,806
Gross unrealized depreciation	(500,262)
Net unrealized appreciation (depreciation) on securities	$9,410,544
Tax cost	$16,863,503

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $63,420 in these Subsidiaries, representing .24% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,784,230 and $5,588,142, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment(up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .42% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$7,548	$–
Class M	.25%	.25%	4,674	–
Class C	.75%	.25%	18,158	804
			$30,380	$804

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$544
Class M	77
Class C(a)	86
$707

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$5,466.18
Class M	1,682.18
Class C	3,273.18
Class I	11,701.17
Class Z	154.05
	$22,276

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $111 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $43 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,187. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,910, including $84 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $231 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $112.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Class A	$–	$9,732
Class M	–	160
Class B	–	8
Class C	–	321
Class I	–	48,005
Class Z	–	2,624
Total	$–	$60,850
From net realized gain
Class A	$65,635	$335,159
Class M	18,267	91,690
Class B	–	950
Class C	37,355	189,033
Class I	110,363	546,373
Class Z	4,867	22,183
Total	$236,487	$1,185,388

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Class A
Shares sold	12,836	31,092	$367,216	$804,383
Reinvestment of distributions	2,268	12,732	62,996	330,633
Shares redeemed	(91,984)	(86,801)	(2,612,267)	(2,268,773)
Net increase (decrease)	(76,880)	(42,977)	$(2,182,055)	$(1,133,757)
Class M
Shares sold	3,114	6,672	$86,390	$168,809
Reinvestment of distributions	636	3,415	17,187	86,299
Shares redeemed	(11,943)	(19,407)	(330,969)	(495,009)
Net increase (decrease)	(8,193)	(9,320)	$(227,392)	$(239,901)
Class B
Shares sold	–	17	$–	$362
Reinvestment of distributions	–	41	–	854
Shares redeemed	–	(4,619)	–	(105,628)
Net increase (decrease)	–	(4,561)	$–	$(104,412)
Class C
Shares sold	6,629	13,063	$169,475	$305,241
Reinvestment of distributions	1,294	6,915	32,128	161,406
Shares redeemed	(20,848)	(33,439)	(531,873)	(790,437)
Net increase (decrease)	(12,925)	(13,461)	$(330,270)	$(323,790)
Class I
Shares sold	105,008	79,363	$3,044,678	$2,114,950
Reinvestment of distributions	3,439	19,665	97,427	522,588
Shares redeemed	(70,594)	(128,588)	(2,058,664)	(3,416,498)
Net increase (decrease)	37,853	(29,560)	$1,083,441	$(778,960)
Class Z
Shares sold	15,710	5,437	$468,330	$146,103
Reinvestment of distributions	167	921	4,721	24,588
Shares redeemed	(2,385)	(4,458)	(68,997)	(119,804)
Net increase (decrease)	13,492	1,900	$404,054	$50,887

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Class A	.87%
Actual		$1,000.00	$1,137.60	$4.61
Hypothetical-C		$1,000.00	$1,020.48	$4.36
Class M	1.11%
Actual		$1,000.00	$1,135.90	$5.88
Hypothetical-C		$1,000.00	$1,019.29	$5.56
Class C	1.61%
Actual		$1,000.00	$1,133.20	$8.52
Hypothetical-C		$1,000.00	$1,016.81	$8.05
Class I	.60%
Actual		$1,000.00	$1,139.00	$3.18
Hypothetical-C		$1,000.00	$1,021.82	$3.01
Class Z	.48%
Actual		$1,000.00	$1,139.70	$2.55
Hypothetical-C		$1,000.00	$1,022.41	$2.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ANIF-SANN-0817
1.803542.113

Fidelity® Contrafund® Class K Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	6.8	5.8
Berkshire Hathaway, Inc. Class A	5.0	5.4
Amazon.com, Inc.	4.6	4.1
Alphabet, Inc. Class A	3.7	3.7
Apple, Inc.	3.4	3.0
Alphabet, Inc. Class C	3.3	3.2
UnitedHealth Group, Inc.	2.6	2.6
Microsoft Corp.	2.5	2.6
Visa, Inc. Class A	2.3	2.3
Wells Fargo & Co.	2.1	2.6
	36.3

Top Five Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	42.1	38.0
Financials	16.9	16.2
Consumer Discretionary	16.6	18.5
Health Care	9.8	9.9
Industrials	6.3	6.5

Asset Allocation (% of fund's net assets)

As of June 30, 2017*
Stocks	98.1%
Convertible Securities	1.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 8.6%

As of December 31, 2016*
Stocks	98.1%
Convertible Securities	1.6%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 7.9%

Investments June 30, 2017

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.5%
Automobiles - 2.1%
BYD Co. Ltd. (H Shares)	1,714,000	$10,516
General Motors Co.	3,104,333	108,434
Mahindra & Mahindra Ltd.	4,327,351	90,311
Maruti Suzuki India Ltd.	1,533,074	171,234
Tesla, Inc. (a)(b)	5,678,382	2,053,360
		2,433,855
Diversified Consumer Services - 0.1%
Weight Watchers International, Inc. (a)	2,423,700	81,000
Hotels, Restaurants & Leisure - 1.7%
Chipotle Mexican Grill, Inc. (a)	167,777	69,812
Churchill Downs, Inc.	73,974	13,559
Domino's Pizza, Inc.	31,386	6,639
Hilton, Inc.	2,066,762	127,829
Marriott International, Inc. Class A	5,487,170	550,418
McDonald's Corp.	1,275,338	195,331
Royal Caribbean Cruises Ltd.	498,321	54,432
Starbucks Corp.	14,613,173	852,094
U.S. Foods Holding Corp. (a)	382,900	10,423
Vail Resorts, Inc.	328,736	66,678
Yum! Brands, Inc.	92,463	6,820
		1,954,035
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	1,208,347	292,045
Internet & Direct Marketing Retail - 7.3%
Amazon.com, Inc. (a)	5,412,615	5,239,411
ASOS PLC (a)	445,873	33,386
Blue Apron Holdings, Inc.:
Class B	3,463,673	29,116
Class B	865,918	7,279
Boohoo.Com PLC (a)	6,989,181	21,119
Netflix, Inc. (a)	9,537,896	1,425,057
Priceline Group, Inc. (a)	740,137	1,384,441
Start Today Co. Ltd.	2,458,300	60,433
Takeaway.com Holding BV (c)	840,900	35,815
Zalando SE (a)	1,018,279	46,533
		8,282,590
Leisure Products - 0.0%
Hasbro, Inc.	432,900	48,273
Media - 2.3%
Charter Communications, Inc. Class A (a)	2,179,302	734,098
DISH Network Corp. Class A (a)	1,490,000	93,512
Interpublic Group of Companies, Inc.	398,766	9,810
Liberty Broadband Corp.:
Class A (a)	695,278	59,648
Class C (a)	1,021,849	88,645
Liberty Global PLC Class A (a)	369,700	11,875
Liberty SiriusXM:
Liberty Media Class C (a)(b)	5,549,710	203,230
Liberty SiriusXM Class C (a)	5,208,735	217,204
Naspers Ltd. Class N	426,900	84,071
Omnicom Group, Inc.	633,650	52,530
Sirius XM Holdings, Inc. (b)	23,145,284	126,605
The Walt Disney Co.	8,407,477	893,294
Weinstein Co. Holdings LLC Class A-1 (a)(d)(e)	41,234	1,729
		2,576,251
Multiline Retail - 0.1%
B&M European Value Retail S.A.	11,133,251	49,113
Ollie's Bargain Outlet Holdings, Inc. (a)	2,098,255	89,386
		138,499
Specialty Retail - 1.6%
Home Depot, Inc.	5,146,233	789,432
Inditex SA	276,530	10,620
Nitori Holdings Co. Ltd.	349,800	46,775
TJX Companies, Inc.	12,257,131	884,597
Ulta Beauty, Inc. (a)	90,312	25,950
		1,757,374
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	1,747,520	334,817
Canada Goose Holdings, Inc. (b)	229,700	4,538
Coach, Inc.	4,468,400	211,534
NIKE, Inc. Class B	10,279,618	606,497
		1,157,386

TOTAL CONSUMER DISCRETIONARY		18,721,308

CONSUMER STAPLES - 3.1%
Beverages - 0.2%
Kweichow Moutai Co. Ltd. (A Shares)	580,700	40,408
Monster Beverage Corp. (a)	456,000	22,654
National Beverage Corp.	308,642	28,877
The Coca-Cola Co.	3,396,500	152,333
		244,272
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	2,772,070	443,337
Performance Food Group Co. (a)	2,821,100	77,298
Sysco Corp.	2,301,200	115,819
Wal-Mart Stores, Inc.	1,339,900	101,404
Whole Foods Market, Inc.	638,400	26,883
		764,741
Food Products - 0.3%
Associated British Foods PLC	2,220,488	84,911
Conyers Park Acquisition Corp. Class A (a)	1,488,700	17,537
The Kraft Heinz Co.	3,123,837	267,525
		369,973
Household Products - 1.1%
Colgate-Palmolive Co.	16,068,163	1,191,133
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	8,129,828	780,301
L'Oreal SA (a)	238,058	49,594
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,502,000	82,913
		912,808

TOTAL CONSUMER STAPLES		3,482,927

ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.	143,184	9,427
Oil, Gas & Consumable Fuels - 1.6%
Birchcliff Energy Ltd. (b)(f)	20,933,984	98,633
Birchcliff Energy Ltd. (c)(f)	686,127	3,233
Canadian Natural Resources Ltd.	4,719,500	136,184
Centennial Resource Development, Inc.:
Class A (f)	5,188,000	82,074
Class A(b)(f)	8,315,551	131,552
Class A (e)(f)	2,340,926	37,033
Concho Resources, Inc. (a)	16,475	2,002
Continental Resources, Inc. (a)	4,250,501	137,419
Diamondback Energy, Inc. (a)	2,662,895	236,492
Encana Corp.	3,947,400	34,732
EOG Resources, Inc.	6,213,295	562,427
Growmax Resources Corp. (a)(c)	3,531,063	313
Pioneer Natural Resources Co.	755,329	120,535
Reliance Industries Ltd.	10,010,643	213,783
Suncor Energy, Inc.	859,400	25,110
		1,821,522

TOTAL ENERGY		1,830,949

FINANCIALS - 16.9%
Banks - 8.7%
Bank of America Corp.	54,918,870	1,332,332
Bank of Ireland (a)	711,884,441	187,008
Citigroup, Inc.	30,501,646	2,039,950
HDFC Bank Ltd. sponsored ADR	6,810,330	592,294
JPMorgan Chase & Co.	18,156,996	1,659,549
Kotak Mahindra Bank Ltd.	10,363,810	153,284
M&T Bank Corp.	1,407,262	227,906
Metro Bank PLC (a)(b)(f)	6,096,222	284,888
PNC Financial Services Group, Inc.	1,806,200	225,540
U.S. Bancorp	15,064,293	782,138
Wells Fargo & Co.	43,691,338	2,420,937
		9,905,826
Capital Markets - 1.8%
BlackRock, Inc. Class A	625,929	264,399
CBOE Holdings, Inc.	719,100	65,726
Charles Schwab Corp.	5,064,000	217,549
CME Group, Inc.	894,900	112,077
Goldman Sachs Group, Inc.	1,101,100	244,334
IntercontinentalExchange, Inc.	2,252,410	148,479
MarketAxess Holdings, Inc.	218,800	44,001
Morgan Stanley	9,712,800	432,802
MSCI, Inc.	1,709,002	176,010
Oaktree Capital Group LLC Class A	2,399,772	111,829
S&P Global, Inc.	1,772,694	258,796
		2,076,002
Diversified Financial Services - 5.0%
Berkshire Hathaway, Inc. Class A (a)	22,073	5,621,993
Insurance - 1.4%
Admiral Group PLC	2,748,688	71,708
AIA Group Ltd.	11,621,400	84,919
Chubb Ltd.	7,322,490	1,064,544
Fairfax Financial Holdings Ltd. (sub. vtg.)	208,732	90,461
Marsh & McLennan Companies, Inc.	2,581,495	201,253
St. James's Place Capital PLC	781,600	12,033
		1,524,918

TOTAL FINANCIALS		19,128,739

HEALTH CARE - 9.6%
Biotechnology - 1.7%
Agios Pharmaceuticals, Inc. (a)	1,087,187	55,936
Amgen, Inc.	1,373,835	236,616
Axovant Sciences Ltd. (a)	3,855,808	89,416
Celgene Corp. (a)	1,041,800	135,299
CSL Ltd.	211,911	22,482
Exelixis, Inc. (a)	1,805,763	44,476
FibroGen, Inc. (a)	1,207,248	38,994
Galapagos Genomics NV sponsored ADR (a)	128,697	9,848
Genmab A/S (a)	837,765	178,739
Gilead Sciences, Inc.	2,697,935	190,960
Incyte Corp. (a)	86,800	10,929
Intrexon Corp. (a)(b)	2,943,314	70,904
La Jolla Pharmaceutical Co. (a)	316,700	9,428
NantKwest, Inc. (a)(b)	1,039,249	7,888
Neurocrine Biosciences, Inc. (a)	3,103,806	142,775
Opko Health, Inc. (a)(b)	2,910,015	19,148
OvaScience, Inc. (a)	1,192,524	1,860
Regeneron Pharmaceuticals, Inc. (a)	622,684	305,825
TESARO, Inc. (a)	842,700	117,860
Vertex Pharmaceuticals, Inc. (a)	1,660,700	214,014
		1,903,397
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	4,426,300	267,968
Becton, Dickinson & Co.	801,446	156,370
Boston Scientific Corp. (a)	38,609,658	1,070,260
C.R. Bard, Inc.	250,357	79,140
Danaher Corp.	3,578,851	302,019
DexCom, Inc. (a)	2,693,243	197,011
Intuitive Surgical, Inc. (a)	471,332	440,870
Penumbra, Inc. (a)	487,089	42,742
ResMed, Inc.	300,725	23,417
Stryker Corp.	1,041,888	144,593
		2,724,390
Health Care Providers & Services - 3.4%
Aetna, Inc.	660,300	100,253
Anthem, Inc.	123,267	23,190
HCA Holdings, Inc. (a)	474,800	41,403
HealthEquity, Inc. (a)	1,561,065	77,788
Henry Schein, Inc. (a)	3,250,430	594,894
Humana, Inc.	604,300	145,407
UnitedHealth Group, Inc.	15,700,645	2,911,214
		3,894,149
Health Care Technology - 0.2%
Evolent Health, Inc. (a)	1,171,821	29,706
Medidata Solutions, Inc. (a)	1,381,203	108,010
NantHealth, Inc.	8,944	38
Veeva Systems, Inc. Class A (a)	2,034,465	124,733
		262,487
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	794,900	47,146
Eurofins Scientific SA	47,880	26,968
Mettler-Toledo International, Inc. (a)(f)	1,794,856	1,056,345
PRA Health Sciences, Inc. (a)	73,073	5,481
Thermo Fisher Scientific, Inc.	503,613	87,865
Waters Corp. (a)	648,521	119,224
		1,343,029
Pharmaceuticals - 0.7%
Allergan PLC	135,900	33,036
AstraZeneca PLC (United Kingdom)	1,006,979	67,451
Bristol-Myers Squibb Co.	4,700,331	261,902
Johnson & Johnson	941,900	124,604
Novartis AG sponsored ADR	1,126,700	94,046
Sanofi SA	1,210,904	116,029
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,007,900	33,482
		730,550

TOTAL HEALTH CARE		10,858,002

INDUSTRIALS - 6.3%
Aerospace & Defense - 0.8%
General Dynamics Corp.	1,197,449	237,215
Northrop Grumman Corp.	1,313,044	337,072
Raytheon Co.	790,100	127,585
Space Exploration Technologies Corp. Class A (a)(e)	200,313	21,033
The Boeing Co.	757,100	149,717
		872,622
Air Freight & Logistics - 0.4%
FedEx Corp.	1,480,386	321,732
XPO Logistics, Inc. (a)	1,498,954	96,877
		418,609
Airlines - 1.2%
Ryanair Holdings PLC sponsored ADR (a)	5,260,302	566,061
Southwest Airlines Co.	12,215,205	759,053
		1,325,114
Building Products - 0.7%
A.O. Smith Corp.	1,221,870	68,828
ASSA ABLOY AB (B Shares)	499,200	11,003
Fortune Brands Home & Security, Inc.	1,374,703	89,686
Jeld-Wen Holding, Inc.	1,935,890	62,839
Masco Corp.	11,571,799	442,158
Toto Ltd.	2,169,200	83,112
		757,626
Commercial Services & Supplies - 0.1%
Cintas Corp.	885,079	111,555
Electrical Equipment - 0.3%
Eaton Corp. PLC	679,900	52,917
Fortive Corp.	5,337,435	338,127
		391,044
Industrial Conglomerates - 0.7%
3M Co.	3,797,823	790,669
General Electric Co.	399,600	10,793
		801,462
Machinery - 0.9%
Deere & Co.	1,922,200	237,565
Illinois Tool Works, Inc.	2,152,935	308,408
Ingersoll-Rand PLC	1,973,300	180,340
PACCAR, Inc.	2,272,280	150,061
Parker Hannifin Corp.	916,200	146,427
Rational AG	40,470	21,540
Xylem, Inc.	333,827	18,504
		1,062,845
Professional Services - 0.7%
Equifax, Inc.	3,499,326	480,877
IHS Markit Ltd. (a)	1,547,190	68,138
Manpower, Inc.	32,680	3,649
Recruit Holdings Co. Ltd.	1,503,200	25,807
RELX PLC	571,000	12,345
TransUnion Holding Co., Inc. (a)	4,504,647	195,096
		785,912
Road & Rail - 0.3%
CSX Corp.	5,956,398	324,981
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A (c)	1,449,764	54,163
HD Supply Holdings, Inc. (a)	5,427,733	166,251
Univar, Inc. (a)	2,374,660	69,340
		289,754

TOTAL INDUSTRIALS		7,141,524

INFORMATION TECHNOLOGY - 41.4%
Communications Equipment - 0.3%
Applied Optoelectronics, Inc. (a)(b)	478,300	29,554
Arista Networks, Inc. (a)(b)	1,983,772	297,149
EchoStar Holding Corp. Class A (a)	86,277	5,237
		331,940
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A (f)	23,505,218	1,735,155
CDW Corp.	3,287,311	205,556
Coherent, Inc. (a)	268,001	60,298
IPG Photonics Corp. (a)	302,045	43,827
		2,044,836
Internet Software & Services - 15.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	2,657,681	374,467
Alphabet, Inc.:
Class A (a)	4,570,617	4,249,211
Class C (a)	4,125,325	3,748,807
Cloudera, Inc. (b)	1,316,883	18,987
Dropbox, Inc. Class B (a)(e)	5,464,028	68,136
eBay, Inc. (a)	5,146,160	179,704
Facebook, Inc. Class A (a)	50,781,184	7,666,944
LogMeIn, Inc.	1,333,196	139,319
Nutanix, Inc. Class B (c)	3,060,752	61,674
Okta, Inc. (b)	487,167	11,107
Rightmove PLC	494,557	27,376
Shopify, Inc. Class A (a)	352,900	30,642
Stamps.com, Inc. (a)	26,266	4,068
Tencent Holdings Ltd.	10,471,500	375,665
Twilio, Inc. Class A (b)	3,202,714	93,231
Wix.com Ltd. (a)	20,700	1,441
Zpg PLC	1,935,100	9,119
		17,059,898
IT Services - 5.6%
Accenture PLC Class A	1,136,984	140,622
ASAC II LP (a)(e)	39,494,500	6,635
CSRA, Inc.	2,444,200	77,603
DXC Technology Co.	438,470	33,639
Fiserv, Inc. (a)	3,311,165	405,088
Global Payments, Inc.	1,670,636	150,892
Leidos Holdings, Inc.	181,208	9,367
MasterCard, Inc. Class A	11,829,859	1,436,736
PayPal Holdings, Inc. (a)	25,269,587	1,356,219
Square, Inc. (a)	3,633,500	85,242
Visa, Inc. Class A	27,783,897	2,605,574
		6,307,617
Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.	994,011	77,334
Applied Materials, Inc.	17,132,718	707,753
ASML Holding NV	425,700	55,473
Broadcom Ltd.	4,395,970	1,024,481
Lam Research Corp.	5,325,748	753,221
NVIDIA Corp.	4,783,632	691,522
Qualcomm, Inc.	6,945,487	383,530
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	10,146,905	354,736
Texas Instruments, Inc.	4,115,004	316,567
		4,364,617
Software - 11.3%
Activision Blizzard, Inc. (f)	38,646,302	2,224,868
Adobe Systems, Inc. (a)	13,177,371	1,863,807
Atlassian Corp. PLC (a)	2,223,993	78,240
Autodesk, Inc. (a)	1,056,660	106,532
CDK Global, Inc.	1,294,760	80,353
Check Point Software Technologies Ltd. (a)	748,804	81,680
Citrix Systems, Inc. (a)	1,334,817	106,225
Constellation Software, Inc.	113,600	59,429
Electronic Arts, Inc. (a)	9,581,530	1,012,959
Intuit, Inc.	156,600	20,798
Microsoft Corp.	41,776,203	2,879,634
Nintendo Co. Ltd.	280,700	93,976
Oracle Corp.	452,300	22,678
Paycom Software, Inc. (a)	1,648,788	112,794
Red Hat, Inc. (a)	1,645,683	157,574
RingCentral, Inc. (a)	607,948	22,220
Salesforce.com, Inc. (a)	26,929,736	2,332,115
ServiceNow, Inc. (a)	1,769,885	187,608
Snap, Inc.:
Class A (a)(b)	2,862,708	50,870
Class A	1,875,642	31,664
Class B	1,875,642	31,664
Symantec Corp.	7,896,950	223,089
Tanium, Inc. Class B (e)	2,944,100	14,615
Trion World, Inc. (a)(e)	4,607,810	0
Trion World, Inc.:
warrants 8/10/17 (a)(e)	124,589	0
warrants 10/3/18 (a)(e)	183,516	0
Ultimate Software Group, Inc. (a)(f)	1,884,225	395,800
Workday, Inc. Class A (a)	6,797,420	659,350
		12,850,542
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	26,652,934	3,838,556
Samsung Electronics Co. Ltd.	87,133	180,860
		4,019,416

TOTAL INFORMATION TECHNOLOGY		46,978,866

MATERIALS - 2.1%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	1,025,999	146,779
E.I. du Pont de Nemours & Co.	4,913,500	396,569
PPG Industries, Inc.	1,387,133	152,529
Sherwin-Williams Co.	1,415,594	496,817
The Chemours Co. LLC	1,999,741	75,830
		1,268,524
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	1,250,458	278,327
Containers & Packaging - 0.1%
WestRock Co.	1,218,500	69,040
Metals & Mining - 0.7%
B2Gold Corp. (a)(f)	51,062,926	143,723
Franco-Nevada Corp.	3,940,533	284,327
Ivanhoe Mines Ltd. (a)(f)	46,787,708	150,451
Ivanhoe Mines Ltd. (a)(c)(f)	15,110,609	48,590
Newcrest Mining Ltd.	6,645,199	102,967
Novagold Resources, Inc. (a)	8,317,826	37,715
		767,773

TOTAL MATERIALS		2,383,664

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Tower Corp.	556,300	73,610
Real Estate Management & Development - 0.1%
Five Point Holdings LLC Class A (a)	3,226,800	47,628
WeWork Companies, Inc. Class A (a)(e)	644,857	33,410
		81,038

TOTAL REAL ESTATE		154,648

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SoftBank Corp.	1,105,400	89,858
T-Mobile U.S., Inc. (a)	7,702,599	466,932
		556,790
TOTAL COMMON STOCKS
(Cost $57,488,403)		111,237,417

Convertible Preferred Stocks - 1.3%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(e)	578,817	60,776
Series E (a)(e)	388,853	40,830
Handy Technologies, Inc. Series C (a)(e)	3,537,042	12,203
		113,809
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc. Series E (a)(e)	664,987	7,814
Intarcia Therapeutics, Inc. Series CC (a)(e)	2,100,446	126,027
		133,841
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (e)	35,877,127	9,432
Mulberry Health, Inc. Series A8 (a)(e)	7,960,894	51,427
		60,859

TOTAL HEALTH CARE		194,700

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (a)(e)	558,215	58,613
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.6%
Dropbox, Inc.:
Series A (a)(e)	1,260,898	15,723
Series C (a)(e)	698,385	9,868
Pinterest, Inc.:
Series E, 8.00% (a)(e)	54,841,080	393,709
Series F, 8.00% (a)(e)	3,455,720	24,809
Series G, 8.00% (a)(e)	4,301,275	30,879
Uber Technologies, Inc. Series D, 8.00% (a)(e)	4,868,916	237,468
		712,456
Software - 0.1%
Cloudflare, Inc. Series D 8.00% (a)(e)	4,303,714	29,394
Delphix Corp. Series D (a)(e)	3,712,687	20,494
		49,888

TOTAL INFORMATION TECHNOLOGY		762,344

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
WeWork Companies, Inc.:
Series E (a)(e)	5,803,713	300,690
Series F (a)(e)	269,484	13,962
		314,652
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (e)	2,124,227	9,155
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $800,974)		1,453,273
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World, Inc. 12% 10/10/19 pay-in-kind(e)(g)
(Cost $1,843)	1,845	778

Bank Loan Obligations - 0.0%
INDUSTRIALS - 0.0%
Building Products - 0.0%
Jeld-Wen, Inc. Tranche B 3LN, term loan 4.2964% 7/1/22(g)
(Cost $18,711)	18,805	18,946
	Shares	Value (000s)

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.10% (h)	727,361,017	727,506
Fidelity Securities Lending Cash Central Fund 1.09% (h)(i)	498,607,532	498,657
TOTAL MONEY MARKET FUNDS
(Cost $1,226,132)		1,226,163
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $59,536,063)		113,936,577
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(569,422)
NET ASSETS - 100%		$113,367,155

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $203,788,000 or 0.2% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,636,642,000 or 1.4% of net assets.

 (f) Affiliated company

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$7,200
Airbnb, Inc. Series D	4/16/14	$23,565
Airbnb, Inc. Series E	6/29/15	$36,200
Altiostar Networks, Inc. Series A1	1/10/17	$9,771
ASAC II LP	10/10/13	$3,041
Centennial Resource Development, Inc. Class A	12/28/16	$34,037
Cloudflare, Inc. Series D 8.00%	11/5/14 - 6/24/15	$26,827
Delphix Corp. Series D	7/10/15	$33,414
Dropbox, Inc. Class B	5/2/12	$49,445
Dropbox, Inc. Series A	5/29/12	$11,410
Dropbox, Inc. Series C	1/30/14	$13,340
Get Heal, Inc. Series B	11/7/16	$10,944
Handy Technologies, Inc. Series C	10/14/15	$20,727
Intarcia Therapeutics, Inc. Series CC	11/14/12	$28,629
Mulberry Health, Inc. Series A8	1/20/16	$53,774
Pinterest, Inc. Series E, 8.00%	10/23/13	$159,376
Pinterest, Inc. Series F, 8.00%	5/15/14	$11,739
Pinterest, Inc. Series G, 8.00%	2/27/15	$30,879
Space Exploration Technologies Corp. Class A	10/16/15	$17,828
Space Exploration Technologies Corp. Series G	1/20/15	$43,239
Tanium, Inc. Class B	4/21/17	$14,615
Trion World, Inc.	8/22/08 - 3/20/13	$25,151
Trion World, Inc. warrants 8/10/17	8/10/10	$0
Trion World, Inc. warrants 10/3/18	10/10/13	$0
Trion World, Inc. 12% 10/10/19 pay-in-kind	10/10/13 - 4/10/17	$1,843
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$75,532
Weinstein Co. Holdings LLC Class A-1	10/19/05	$41,234
WeWork Companies, Inc. Class A	6/23/15	$21,209
WeWork Companies, Inc. Series E	6/23/15	$190,882
WeWork Companies, Inc. Series F	12/1/16	$13,526

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,836
Fidelity Securities Lending Cash Central Fund	7,124
Total	$8,960

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Activision Blizzard, Inc.	$1,415,505	$17,305	$39,823	$11,653	$2,224,868
Amphenol Corp. Class A	1,616,746	--	38,576	7,565	1,735,155
B2Gold Corp.	133,433	--	14,696	--	143,723
Birchcliff Energy Ltd.	154,808	7,730	13,607	671	98,633
Birchcliff Energy Ltd.	4,788	--	--	22	3,233
Centennial Resource Development, Inc. Class A	102,307	--	--	--	82,074
Centennial Resource Development, Inc. Class A	119,830	45,279	2,974	--	131,552
Centennial Resource Development, Inc. Class A	41,547	--	--	--	37,033
Ivanhoe Mines Ltd.	84,945	8,557	3,068	--	150,451
Ivanhoe Mines Ltd.	29,259	--	1,031	--	48,590
Liberty SiriusXM Liberty Media Class C	62,558	113,262	1,968	--	--
Liberty SiriusXM Liberty SiriusXM Class A	11,502	--	12,289	--	--
Liberty SiriusXM Liberty SiriusXM Class C	180,839	--	4,499	--	--
Metro Bank PLC	221,999	3,541	5,733	--	284,888
Mettler-Toledo International, Inc.	755,194	32,460	39,364	--	1,056,345
Ultimate Software Group, Inc.	341,510	10,408	8,709	--	395,800
Total	$5,276,770	$238,542	$186,337	$19,911	$6,392,345

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$18,835,117	$18,588,493	$131,086	$115,538
Consumer Staples	3,482,927	3,400,014	82,913	--
Energy	1,830,949	1,830,949	--	--
Financials	19,128,739	19,128,739	--	--
Health Care	11,052,702	10,674,522	183,480	194,700
Industrials	7,200,137	7,026,376	94,115	79,646
Information Technology	47,741,210	46,337,524	551,956	851,730
Materials	2,383,664	2,383,664	--	--
Real Estate	469,300	121,238	--	348,062
Telecommunication Services	565,945	466,932	89,858	9,155
Corporate Bonds	778	--	--	778
Bank Loan Obligations	18,946	--	18,946	--
Money Market Funds	1,226,163	1,226,163	--	--
Total Investments in Securities:	$113,936,577	$111,184,614	$1,152,354	$1,599,609

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$1,782,615
Net Realized Gain (Loss) on Investment Securities	(31,200)
Net Unrealized Gain (Loss) on Investment Securities	(41,805)
Cost of Purchases	24,493
Proceeds of Sales	(105,684)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(28,810)
Ending Balance	$1,599,609
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2017	$(44,197)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operation.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2017
Assets
Investment in securities, at value (including securities loaned of $489,838) — See accompanying schedule: Unaffiliated issuers (cost $55,800,943)	$106,318,069
Fidelity Central Funds (cost $1,226,132)	1,226,163
Other affiliated issuers (cost $2,508,988)	6,392,345
Total Investments (cost $59,536,063)		$113,936,577
Foreign currency held at value (cost $3,730)		3,730
Receivable for investments sold		651,044
Receivable for fund shares sold		54,210
Dividends receivable		43,259
Interest receivable		447
Distributions receivable from Fidelity Central Funds		2,759
Other receivables		18,304
Total assets		114,710,330
Liabilities
Payable to custodian bank	$7,598
Payable for investments purchased	301,431
Payable for fund shares redeemed	461,727
Accrued management fee	58,075
Other affiliated payables	11,026
Other payables and accrued expenses	4,788
Collateral on securities loaned	498,530
Total liabilities		1,343,175
Net Assets		$113,367,155
Net Assets consist of:
Paid in capital		$54,061,817
Undistributed net investment income		139,428
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,765,321
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		54,400,589
Net Assets		$113,367,155
Contrafund:
Net Asset Value, offering price and redemption price per share ($81,634,590 ÷ 714,603 shares)		$114.24
Class K:
Net Asset Value, offering price and redemption price per share ($31,732,565 ÷ 277,865 shares)		$114.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2017
Investment Income
Dividends (including $19,911 earned from other affiliated issuers)		$484,240
Interest		777
Income from Fidelity Central Funds		8,960
Total income		493,977
Expenses
Management fee
Basic fee	$297,905
Performance adjustment	(12,751)
Transfer agent fees	62,283
Accounting and security lending fees	1,825
Custodian fees and expenses	940
Independent trustees' fees and expenses	213
Appreciation in deferred trustee compensation account	3
Registration fees	344
Audit	130
Legal	113
Interest	17
Miscellaneous	591
Total expenses before reductions	351,613
Expense reductions	(1,297)	350,316
Net investment income (loss)		143,661
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,000,916
Fidelity Central Funds	17
Other affiliated issuers	95,656
Foreign currency transactions	(170)
Total net realized gain (loss)		5,096,419
Change in net unrealized appreciation (depreciation) on: Investment securities	11,431,443
Assets and liabilities in foreign currencies	128
Total change in net unrealized appreciation (depreciation)		11,431,571
Net gain (loss)		16,527,990
Net increase (decrease) in net assets resulting from operations		$16,671,651

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2017	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$143,661	$338,180
Net realized gain (loss)	5,096,419	5,749,130
Change in net unrealized appreciation (depreciation)	11,431,571	(2,528,496)
Net increase (decrease) in net assets resulting from operations	16,671,651	3,558,814
Distributions to shareholders from net investment income	(16,161)	(330,490)
Distributions to shareholders from net realized gain	(666,638)	(3,609,095)
Total distributions	(682,799)	(3,939,585)
Share transactions - net increase (decrease)	(4,686,838)	(6,837,671)
Total increase (decrease) in net assets	11,302,014	(7,218,442)
Net Assets
Beginning of period	102,065,141	109,283,583
End of period	$113,367,155	$102,065,141
Other Information
Undistributed net investment income end of period	$139,428	$11,928

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Contrafund

	Six months ended June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$98.45	$98.92	$97.97	$96.14	$77.57	$67.45
Income from Investment Operations
Net investment income (loss)A	.13	.29	.33	.30	.33	.30
Net realized and unrealized gain (loss)	16.34	2.99	5.89	8.67	25.70	10.66
Total from investment operations	16.47	3.28	6.22	8.97	26.03	10.96
Distributions from net investment income	(.02)	(.29)	(.31)	(.25)	(.13)	(.19)B
Distributions from net realized gain	(.66)	(3.46)	(4.96)	(6.89)	(7.33)	(.65)B
Total distributions	(.68)	(3.75)	(5.27)	(7.14)	(7.46)	(.84)
Net asset value, end of period	$114.24	$98.45	$98.92	$97.97	$96.14	$77.57
Total ReturnC,D	16.79%	3.36%	6.46%	9.56%	34.15%	16.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G	.68%	.71%	.64%	.67%	.74%
Expenses net of fee waivers, if any	.67%G	.68%	.71%	.64%	.67%	.74%
Expenses net of all reductions	.67%G	.68%	.70%	.64%	.66%	.74%
Net investment income (loss)	.24%G	.29%	.33%	.31%	.37%	.40%
Supplemental Data
Net assets, end of period (in millions)	$81,635	$73,035	$77,724	$75,057	$74,962	$58,769
Portfolio turnover rateH	29%G,I	41%I	35%I	45%I	46%	48%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Contrafund Class K

	Six months ended June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$98.38	$98.84	$97.90	$96.07	$77.51	$67.40
Income from Investment Operations
Net investment income (loss)A	.18	.38	.43	.40	.42	.39
Net realized and unrealized gain (loss)	16.32	3.01	5.88	8.68	25.70	10.65
Total from investment operations	16.50	3.39	6.31	9.08	26.12	11.04
Distributions from net investment income	(.02)	(.39)	(.41)	(.36)	(.23)	(.28)B
Distributions from net realized gain	(.66)	(3.46)	(4.96)	(6.89)	(7.33)	(.65)B
Total distributions	(.68)	(3.85)	(5.37)	(7.25)	(7.56)	(.93)
Net asset value, end of period	$114.20	$98.38	$98.84	$97.90	$96.07	$77.51
Total ReturnC,D	16.83%	3.48%	6.55%	9.68%	34.30%	16.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.58%G	.58%	.61%	.54%	.56%	.63%
Expenses net of fee waivers, if any	.58%G	.58%	.61%	.54%	.56%	.63%
Expenses net of all reductions	.57%G	.58%	.61%	.54%	.56%	.62%
Net investment income (loss)	.33%G	.39%	.43%	.41%	.48%	.51%
Supplemental Data
Net assets, end of period (in millions)	$31,733	$29,031	$31,560	$34,479	$35,982	$25,644
Portfolio turnover rateH	29%G,I	41I	35%I	45%I	46%	48%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$ 778	Recovery value	Recovery value	42.2%	Increase
Equities	$ 1,598,831	Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase
		Market comparable	Transaction price	$60.00	Increase
			Enterprise value/Sales multiple (EV/S)	0.6 - 8.2 / 5.5	Increase
			Discount for Lack of Marketability	15.0% - 30.0% / 18.0%	Decrease
			Discount rate	15.9% - 75.0% / 24.9%	Decrease
			Liquidity preference	$1.48 - $19.10 / $10.34	Increase
			Premium rate	10.0% - 56.1% / 27.2%	Increase
			Probability rate	77.0%	Increase
		Market approach	Transaction price	$4.96 - $105.00 / $37.86	Increase
			Tender price	$105.00	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$54,838,682
Gross unrealized depreciation	(550,718)
Net unrealized appreciation (depreciation) on securities	$54,287,964
Tax cost	$59,648,613

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $1,729 in this Subsidiary representing .00% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities and in-kind transactions, aggregated $15,428,995 and $18,703,420, respectively.

Redemptions In-Kind. During the period, 23,009 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash, with a value of $2,415,343. The net realized gain of $1,517,297 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 32,360 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash, including accrued interest, with a value of $3,198,227. The Fund had a net realized gain of $1,930,771 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Contrafund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Contrafund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Contrafund	$55,091.14
Class K	7,192.05
	$62,283

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $454 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$66,006.83%		$15

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $180 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $9,441. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7,124, including $93 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $40,835. The weighted average interest rate was 1.16%. The interest expense amounted to $2 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $819 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's custody expenses. During the period, these credits reduced the Fund's custody expenses by $8.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $470.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Contrafund	$11,629	$214,155
Class K	4,532	116,335
Total	$16,161	$330,490
From net realized gain
Contrafund	$479,681	$2,569,613
Class K	186,957	1,039,482
Total	$666,638	$3,609,095

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Contrafund
Shares sold	37,557	78,941	$4,077,080	$7,647,980
Reinvestment of distributions	4,453	27,050	465,835	2,642,747
Shares redeemed	(69,231)(a)	(149,912)(b)	(7,430,342)(a)	(14,712,987)(b)
Net increase (decrease)	(27,221)	(43,921)	$(2,887,427)	$(4,422,260)
Class K
Shares sold	22,625	52,783	$2,447,528	$5,115,103
Reinvestment of distributions	1,832	11,835	191,489	1,155,817
Shares redeemed	(41,689)(a)	(88,812)(b)	(4,438,428)(a)	(8,686,331)(b)
Net increase (decrease)	(17,232)	(24,194)	$(1,799,411)	$(2,415,411)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) as of June 30, 2017, the results of its operations for the period indicated, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Contrafund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 14, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Contrafund	.67%
Actual		$1,000.00	$1,167.90	$3.60
Hypothetical-C		$1,000.00	$1,021.47	$3.36
Class K	.58%
Actual		$1,000.00	$1,168.30	$3.12
Hypothetical-C		$1,000.00	$1,021.92	$2.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CON-K-SANN-0817
1.863194.108

Fidelity® Contrafund® K6 Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2017

% of fund's net assets
Facebook, Inc. Class A	6.9
Berkshire Hathaway, Inc. Class B	5.0
Amazon.com, Inc.	4.7
Alphabet, Inc. Class A	3.8
Apple, Inc.	3.6
Alphabet, Inc. Class C	3.4
UnitedHealth Group, Inc.	2.6
Microsoft Corp.	2.6
Visa, Inc. Class A	2.3
Wells Fargo & Co.	2.2
37.1

Top Five Market Sectors as of June 30, 2017

% of fund's net assets
Information Technology	42.5
Financials	17.5
Consumer Discretionary	16.4
Health Care	9.1
Industrials	6.2

Asset Allocation (% of fund's net assets)

As of June 30, 2017*
Stocks	99.2%
Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 9.2%

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 16.4%
Automobiles - 2.0%
General Motors Co.	56	$1,956
Tesla, Inc. (a)	103	37,246
		39,202
Diversified Consumer Services - 0.1%
Weight Watchers International, Inc. (a)	43	1,437
Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc. (a)	5	2,081
Domino's Pizza, Inc.	1	212
Hilton, Inc.	34	2,103
Marriott International, Inc. Class A	98	9,830
McDonald's Corp.	20	3,063
Royal Caribbean Cruises Ltd.	11	1,202
Starbucks Corp.	275	16,035
U.S. Foods Holding Corp. (a)	15	408
Vail Resorts, Inc.	6	1,217
		36,151
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	21	5,075
Internet & Direct Marketing Retail - 7.3%
Amazon.com, Inc. (a)	97	93,896
ASOS PLC (a)	8	599
Boohoo.Com PLC (a)	125	378
Netflix, Inc. (a)	171	25,549
Priceline Group, Inc. (a)	13	24,317
Takeaway.com Holding BV (b)	15	639
Zalando SE (a)	18	823
		146,201
Leisure Products - 0.0%
Hasbro, Inc.	8	892
Media - 2.3%
Charter Communications, Inc. Class A (a)	38	12,800
DISH Network Corp. Class A (a)	27	1,695
Liberty Broadband Corp.:
Class A (a)	12	1,029
Class C (a)	18	1,562
Liberty SiriusXM:
Liberty Media Class C (a)	96	3,516
Liberty SiriusXM Class C (a)	93	3,878
Naspers Ltd. Class N	8	1,575
Omnicom Group, Inc.	11	912
Sirius XM Holdings, Inc.	376	2,057
The Walt Disney Co.	160	17,000
		46,024
Multiline Retail - 0.1%
B&M European Value Retail S.A.	199	878
Ollie's Bargain Outlet Holdings, Inc. (a)	38	1,619
		2,497
Specialty Retail - 1.5%
Home Depot, Inc.	92	14,113
TJX Companies, Inc.	222	16,022
Ulta Beauty, Inc. (a)	2	575
		30,710
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	31	5,939
Coach, Inc.	80	3,787
NIKE, Inc. Class B	176	10,384
		20,110

TOTAL CONSUMER DISCRETIONARY		328,299

CONSUMER STAPLES - 3.4%
Beverages - 0.5%
Kweichow Moutai Co. Ltd. (A Shares)	100	6,959
Monster Beverage Corp. (a)	8	397
National Beverage Corp.	6	561
The Coca-Cola Co.	61	2,736
		10,653
Food & Staples Retailing - 0.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	6	288
Costco Wholesale Corp.	52	8,316
Performance Food Group Co. (a)	58	1,589
Sysco Corp.	49	2,466
Wal-Mart Stores, Inc.	21	1,589
Whole Foods Market, Inc.	11	463
		14,711
Food Products - 0.3%
Associated British Foods PLC	40	1,530
The Kraft Heinz Co.	56	4,796
		6,326
Household Products - 1.1%
Colgate-Palmolive Co.	290	21,498
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	145	13,917
Unilever NV (Certificaten Van Aandelen) (Bearer)	27	1,490
		15,407

TOTAL CONSUMER STAPLES		68,595

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Birchcliff Energy Ltd.	387	1,823
Canadian Natural Resources Ltd.	84	2,424
Centennial Resource Development, Inc. Class A	277	4,382
Concho Resources, Inc. (a)	2	243
Continental Resources, Inc. (a)	69	2,231
Diamondback Energy, Inc. (a)	48	4,263
Encana Corp.	71	625
EOG Resources, Inc.	116	10,500
Pioneer Natural Resources Co.	15	2,394
Suncor Energy, Inc.	30	877
		29,762
FINANCIALS - 17.5%
Banks - 9.4%
Bank of America Corp.	950	23,047
Bank of Ireland (a)	12,737	3,346
Citigroup, Inc.	536	35,848
HDFC Bank Ltd. sponsored ADR	122	10,610
JPMorgan Chase & Co.	320	29,248
M&T Bank Corp.	25	4,049
Metro Bank PLC (a)	405	18,926
PNC Financial Services Group, Inc.	32	3,996
U.S. Bancorp	270	14,018
Wells Fargo & Co.	793	43,940
		187,028
Capital Markets - 1.7%
BlackRock, Inc. Class A	11	4,647
CBOE Holdings, Inc.	13	1,188
Charles Schwab Corp.	91	3,909
CME Group, Inc.	14	1,753
Goldman Sachs Group, Inc.	20	4,438
IntercontinentalExchange, Inc.	37	2,439
MarketAxess Holdings, Inc.	4	804
Morgan Stanley	165	7,352
MSCI, Inc.	31	3,193
S&P Global, Inc.	32	4,672
		34,395
Diversified Financial Services - 5.0%
Berkshire Hathaway, Inc. Class B (a)	593	100,436
Insurance - 1.4%
Admiral Group PLC	49	1,278
AIA Group Ltd.	200	1,461
Chubb Ltd.	131	19,045
Fairfax Financial Holdings Ltd. (sub. vtg.)	4	1,734
Marsh & McLennan Companies, Inc.	46	3,586
St. James's Place Capital PLC	14	216
		27,320

TOTAL FINANCIALS		349,179

HEALTH CARE - 9.1%
Biotechnology - 1.3%
Amgen, Inc.	20	3,445
Axovant Sciences Ltd. (a)	69	1,600
Celgene Corp. (a)	9	1,169
CSL Ltd.	4	424
Exelixis, Inc. (a)	30	739
FibroGen, Inc. (a)	22	711
Genmab A/S (a)	14	2,987
Gilead Sciences, Inc.	40	2,831
Intrexon Corp. (a)	53	1,277
Opko Health, Inc. (a)	52	342
Regeneron Pharmaceuticals, Inc. (a)	10	4,911
TESARO, Inc. (a)	15	2,098
Vertex Pharmaceuticals, Inc. (a)	24	3,093
		25,627
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	70	4,238
Becton, Dickinson & Co.	14	2,732
Boston Scientific Corp. (a)	684	18,960
C.R. Bard, Inc.	4	1,264
Danaher Corp.	64	5,401
DexCom, Inc. (a)	48	3,511
Intuitive Surgical, Inc. (a)	8	7,483
ResMed, Inc.	5	389
Stryker Corp.	19	2,637
		46,615
Health Care Providers & Services - 3.5%
Aetna, Inc.	12	1,822
Anthem, Inc.	2	376
HCA Holdings, Inc. (a)	8	698
HealthEquity, Inc. (a)	28	1,395
Henry Schein, Inc. (a)	58	10,615
Humana, Inc.	11	2,647
UnitedHealth Group, Inc.	280	51,918
		69,471
Health Care Technology - 0.2%
Medidata Solutions, Inc. (a)	25	1,955
Veeva Systems, Inc. Class A (a)	36	2,207
		4,162
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	14	830
Eurofins Scientific SA	1	563
Mettler-Toledo International, Inc. (a)	32	18,833
Thermo Fisher Scientific, Inc.	9	1,570
Waters Corp. (a)	12	2,206
		24,002
Pharmaceuticals - 0.6%
AstraZeneca PLC (United Kingdom)	15	1,005
Bristol-Myers Squibb Co.	84	4,680
Johnson & Johnson	14	1,852
Novartis AG sponsored ADR	18	1,502
Sanofi SA	20	1,916
Teva Pharmaceutical Industries Ltd. sponsored ADR	12	399
		11,354

TOTAL HEALTH CARE		181,231

INDUSTRIALS - 6.2%
Aerospace & Defense - 0.7%
General Dynamics Corp.	21	4,160
Northrop Grumman Corp.	23	5,904
Raytheon Co.	13	2,099
The Boeing Co.	14	2,769
		14,932
Air Freight & Logistics - 0.4%
FedEx Corp.	26	5,651
XPO Logistics, Inc. (a)	24	1,551
		7,202
Airlines - 1.2%
Ryanair Holdings PLC sponsored ADR (a)	94	10,115
Southwest Airlines Co.	219	13,609
		23,724
Building Products - 0.6%
A.O. Smith Corp.	22	1,239
Fortune Brands Home & Security, Inc.	25	1,631
Jeld-Wen Holding, Inc.	35	1,136
Masco Corp.	207	7,909
		11,915
Commercial Services & Supplies - 0.1%
Cintas Corp.	16	2,017
Electrical Equipment - 0.3%
Eaton Corp. PLC	12	934
Fortive Corp.	96	6,082
		7,016
Industrial Conglomerates - 0.7%
3M Co.	68	14,157
Machinery - 1.0%
Deere & Co.	34	4,202
Illinois Tool Works, Inc.	39	5,587
Ingersoll-Rand PLC	35	3,199
PACCAR, Inc.	41	2,708
Parker Hannifin Corp.	16	2,557
Rational AG	1	532
Xylem, Inc.	6	333
		19,118
Professional Services - 0.7%
Equifax, Inc.	63	8,657
IHS Markit Ltd. (a)	28	1,233
RELX PLC	10	216
TransUnion Holding Co., Inc. (a)	81	3,508
		13,614
Road & Rail - 0.3%
CSX Corp.	107	5,838
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	110	3,369
Univar, Inc. (a)	42	1,226
		4,595

TOTAL INDUSTRIALS		124,128

INFORMATION TECHNOLOGY - 42.5%
Communications Equipment - 0.3%
Applied Optoelectronics, Inc. (a)	9	556
Arista Networks, Inc. (a)	36	5,392
		5,948
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	421	31,078
CDW Corp.	59	3,689
Coherent, Inc. (a)	5	1,125
IPG Photonics Corp. (a)	5	726
		36,618
Internet Software & Services - 15.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	46	6,481
Alphabet, Inc.:
Class A (a)	82	76,234
Class C (a)	74	67,246
Cloudera, Inc.	21	336
eBay, Inc. (a)	81	2,829
Facebook, Inc. Class A (a)	909	137,243
LogMeIn, Inc.	24	2,508
Nutanix, Inc. Class A (a)	60	1,209
Okta, Inc.	9	205
Rightmove PLC	9	498
Shopify, Inc. Class A (a)	6	521
Tencent Holdings Ltd.	200	7,175
		302,485
IT Services - 5.6%
Accenture PLC Class A	22	2,721
CSRA, Inc.	44	1,397
DXC Technology Co.	13	997
Fiserv, Inc. (a)	59	7,218
Global Payments, Inc.	30	2,710
MasterCard, Inc. Class A	213	25,869
PayPal Holdings, Inc. (a)	441	23,668
Square, Inc. (a)	65	1,525
Visa, Inc. Class A	501	46,984
		113,089
Semiconductors & Semiconductor Equipment - 4.0%
Analog Devices, Inc.	15	1,167
Applied Materials, Inc.	307	12,682
ASML Holding NV	11	1,433
Broadcom Ltd.	82	19,110
Lam Research Corp.	97	13,719
NVIDIA Corp.	86	12,432
Qualcomm, Inc.	124	6,847
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	182	6,363
Texas Instruments, Inc.	74	5,693
		79,446
Software - 11.9%
Activision Blizzard, Inc.	691	39,781
Adobe Systems, Inc. (a)	233	32,956
Atlassian Corp. PLC (a)	40	1,407
Autodesk, Inc. (a)	8	807
CDK Global, Inc.	23	1,427
Check Point Software Technologies Ltd. (a)	13	1,418
Citrix Systems, Inc. (a)	24	1,910
Constellation Software, Inc.	2	1,046
Electronic Arts, Inc. (a)	171	18,078
Intuit, Inc.	3	398
Microsoft Corp.	747	51,491
Paycom Software, Inc. (a)	31	2,121
Red Hat, Inc. (a)	23	2,202
RingCentral, Inc. (a)	11	402
Salesforce.com, Inc. (a)	482	41,741
ServiceNow, Inc. (a)	32	3,392
Snap, Inc. Class A (a)	128	2,275
Symantec Corp.	141	3,983
Ultimate Software Group, Inc. (a)	90	18,905
Workday, Inc. Class A (a)	122	11,834
		237,574
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	494	71,146
Samsung Electronics Co. Ltd.	2	4,151
		75,297

TOTAL INFORMATION TECHNOLOGY		850,457

MATERIALS - 2.1%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	18	2,575
E.I. du Pont de Nemours & Co.	88	7,102
PPG Industries, Inc.	25	2,749
Sherwin-Williams Co.	25	8,774
The Chemours Co. LLC	36	1,365
		22,565
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	22	4,897
Containers & Packaging - 0.1%
WestRock Co.	22	1,247
Metals & Mining - 0.7%
B2Gold Corp. (a)	914	2,573
Franco-Nevada Corp.	71	5,123
Ivanhoe Mines Ltd. (a)	1,116	3,589
Newcrest Mining Ltd.	119	1,844
Novagold Resources, Inc. (a)	149	676
		13,805

TOTAL MATERIALS		42,514

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	10	1,323
Real Estate Management & Development - 0.0%
Five Point Holdings LLC Class A (a)	58	856

TOTAL REAL ESTATE		2,179

TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	138	8,366
TOTAL COMMON STOCKS
(Cost $1,997,164)		1,984,710
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $1,997,164)		1,984,710
NET OTHER ASSETS (LIABILITIES) - 0.8%		16,411
NET ASSETS - 100%		$2,001,121

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $639 or 0.0% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$279
Total	$279

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$328,299	$326,724	$1,575	$--
Consumer Staples	68,595	67,105	1,490	--
Energy	29,762	29,762	--	--
Financials	349,179	349,179	--	--
Health Care	181,231	178,310	2,921	--
Industrials	124,128	124,128	--	--
Information Technology	850,457	843,282	7,175	--
Materials	42,514	42,514	--	--
Real Estate	2,179	2,179	--	--
Telecommunication Services	8,366	8,366	--	--
Total Investments in Securities:	$1,984,710	$1,971,549	$13,161	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,997,164)		$1,984,710
Cash		16,514
Dividends receivable		656
Total assets		2,001,880
Liabilities
Accrued management fee	$759
Total liabilities		759
Net Assets		$2,001,121
Net Assets consist of:
Paid in capital		$2,000,000
Undistributed net investment income		625
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,949
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(12,453)
Net Assets, for 200,000 shares outstanding		$2,001,121
Net Asset Value, offering price and redemption price per share ($2,001,121 ÷ 200,000 shares)		$10.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period May 25, 2017 (commencement of operations) to June 30, 2017 (Unaudited)
Investment Income
Dividends		$1,242
Income from Fidelity Central Funds		279
Total income		1,521
Expenses
Management fee	$895
Independent trustees' fees and expenses	1
Total expenses		896
Net investment income (loss)		625
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		12,902
Foreign currency transactions	47
Total net realized gain (loss)		12,949
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,454)
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		(12,453)
Net gain (loss)		496
Net increase (decrease) in net assets resulting from operations		$1,121

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period May 25, 2017 (commencement of operations) to June 30, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$625
Net realized gain (loss)	12,949
Change in net unrealized appreciation (depreciation)	(12,453)
Net increase (decrease) in net assets resulting from operations	1,121
Share transactions
Proceeds from sales of shares	2,000,000
Net increase (decrease) in net assets resulting from share transactions	2,000,000
Total increase (decrease) in net assets	2,001,121
Net Assets
Beginning of period	–
End of period	$2,001,121
Other Information
Undistributed net investment income end of period	$625
Shares
Sold	200,000
Net increase (decrease)	200,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Contrafund K6

Six months ended (Unaudited) June 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	.01
Total from investment operations	.01
Net asset value, end of period	$10.01
Total ReturnD	.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G
Expenses net of fee waivers, if any	.45%G
Expenses net of all reductions	.45%G
Net investment income (loss)	.31%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,001
Portfolio turnover rateH	47%I

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

Fidelity Contrafund K6 (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$24,367
Gross unrealized depreciation	(36,821)
Net unrealized appreciation (depreciation) on securities	$(12,454)
Tax cost	$1,997,164

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,933,974 and $949,712, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $91 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment advisor or its affiliates were owners of record of 100% of the outstanding shares of the Funds.

Effective after the close of business on June 30, 2017, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $923,848,968 in exchange for 88,746,299 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 25, 2017 to June 30, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value June 30, 2017	Expenses Paid During Period
Actual	.45%	$1,000.00	$1,001.00	.46B
Hypothetical-C		$1,000.00	$1,022.56	2.26D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 37/365 (to reflect the period May 25, 2017 to June 30, 2017).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period)

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Contrafund K6

On January 18, 2017 the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds, including funds with identical investment objectives as the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..The Board considered the fund's proposed management fee out of which FMR will pay all operating expenses, with certain limited exceptions, and the projected total expense ratio of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

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Fidelity® Contrafund® Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	6.8	5.8
Berkshire Hathaway, Inc. Class A	5.0	5.4
Amazon.com, Inc.	4.6	4.1
Alphabet, Inc. Class A	3.7	3.7
Apple, Inc.	3.4	3.0
Alphabet, Inc. Class C	3.3	3.2
UnitedHealth Group, Inc.	2.6	2.6
Microsoft Corp.	2.5	2.6
Visa, Inc. Class A	2.3	2.3
Wells Fargo & Co.	2.1	2.6
	36.3

Top Five Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	42.1	38.0
Financials	16.9	16.2
Consumer Discretionary	16.6	18.5
Health Care	9.8	9.9
Industrials	6.3	6.5

Asset Allocation (% of fund's net assets)

As of June 30, 2017*
Stocks	98.1%
Convertible Securities	1.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 8.6%

As of December 31, 2016*
Stocks	98.1%
Convertible Securities	1.6%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 7.9%

Investments June 30, 2017

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.5%
Automobiles - 2.1%
BYD Co. Ltd. (H Shares)	1,714,000	$10,516
General Motors Co.	3,104,333	108,434
Mahindra & Mahindra Ltd.	4,327,351	90,311
Maruti Suzuki India Ltd.	1,533,074	171,234
Tesla, Inc. (a)(b)	5,678,382	2,053,360
		2,433,855
Diversified Consumer Services - 0.1%
Weight Watchers International, Inc. (a)	2,423,700	81,000
Hotels, Restaurants & Leisure - 1.7%
Chipotle Mexican Grill, Inc. (a)	167,777	69,812
Churchill Downs, Inc.	73,974	13,559
Domino's Pizza, Inc.	31,386	6,639
Hilton, Inc.	2,066,762	127,829
Marriott International, Inc. Class A	5,487,170	550,418
McDonald's Corp.	1,275,338	195,331
Royal Caribbean Cruises Ltd.	498,321	54,432
Starbucks Corp.	14,613,173	852,094
U.S. Foods Holding Corp. (a)	382,900	10,423
Vail Resorts, Inc.	328,736	66,678
Yum! Brands, Inc.	92,463	6,820
		1,954,035
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	1,208,347	292,045
Internet & Direct Marketing Retail - 7.3%
Amazon.com, Inc. (a)	5,412,615	5,239,411
ASOS PLC (a)	445,873	33,386
Blue Apron Holdings, Inc.:
Class B	3,463,673	29,116
Class B	865,918	7,279
Boohoo.Com PLC (a)	6,989,181	21,119
Netflix, Inc. (a)	9,537,896	1,425,057
Priceline Group, Inc. (a)	740,137	1,384,441
Start Today Co. Ltd.	2,458,300	60,433
Takeaway.com Holding BV (c)	840,900	35,815
Zalando SE (a)	1,018,279	46,533
		8,282,590
Leisure Products - 0.0%
Hasbro, Inc.	432,900	48,273
Media - 2.3%
Charter Communications, Inc. Class A (a)	2,179,302	734,098
DISH Network Corp. Class A (a)	1,490,000	93,512
Interpublic Group of Companies, Inc.	398,766	9,810
Liberty Broadband Corp.:
Class A (a)	695,278	59,648
Class C (a)	1,021,849	88,645
Liberty Global PLC Class A (a)	369,700	11,875
Liberty SiriusXM:
Liberty Media Class C (a)(b)	5,549,710	203,230
Liberty SiriusXM Class C (a)	5,208,735	217,204
Naspers Ltd. Class N	426,900	84,071
Omnicom Group, Inc.	633,650	52,530
Sirius XM Holdings, Inc. (b)	23,145,284	126,605
The Walt Disney Co.	8,407,477	893,294
Weinstein Co. Holdings LLC Class A-1 (a)(d)(e)	41,234	1,729
		2,576,251
Multiline Retail - 0.1%
B&M European Value Retail S.A.	11,133,251	49,113
Ollie's Bargain Outlet Holdings, Inc. (a)	2,098,255	89,386
		138,499
Specialty Retail - 1.6%
Home Depot, Inc.	5,146,233	789,432
Inditex SA	276,530	10,620
Nitori Holdings Co. Ltd.	349,800	46,775
TJX Companies, Inc.	12,257,131	884,597
Ulta Beauty, Inc. (a)	90,312	25,950
		1,757,374
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	1,747,520	334,817
Canada Goose Holdings, Inc. (b)	229,700	4,538
Coach, Inc.	4,468,400	211,534
NIKE, Inc. Class B	10,279,618	606,497
		1,157,386

TOTAL CONSUMER DISCRETIONARY		18,721,308

CONSUMER STAPLES - 3.1%
Beverages - 0.2%
Kweichow Moutai Co. Ltd. (A Shares)	580,700	40,408
Monster Beverage Corp. (a)	456,000	22,654
National Beverage Corp.	308,642	28,877
The Coca-Cola Co.	3,396,500	152,333
		244,272
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	2,772,070	443,337
Performance Food Group Co. (a)	2,821,100	77,298
Sysco Corp.	2,301,200	115,819
Wal-Mart Stores, Inc.	1,339,900	101,404
Whole Foods Market, Inc.	638,400	26,883
		764,741
Food Products - 0.3%
Associated British Foods PLC	2,220,488	84,911
Conyers Park Acquisition Corp. Class A (a)	1,488,700	17,537
The Kraft Heinz Co.	3,123,837	267,525
		369,973
Household Products - 1.1%
Colgate-Palmolive Co.	16,068,163	1,191,133
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	8,129,828	780,301
L'Oreal SA (a)	238,058	49,594
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,502,000	82,913
		912,808

TOTAL CONSUMER STAPLES		3,482,927

ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.	143,184	9,427
Oil, Gas & Consumable Fuels - 1.6%
Birchcliff Energy Ltd. (b)(f)	20,933,984	98,633
Birchcliff Energy Ltd. (c)(f)	686,127	3,233
Canadian Natural Resources Ltd.	4,719,500	136,184
Centennial Resource Development, Inc.:
Class A (f)	5,188,000	82,074
Class A(b)(f)	8,315,551	131,552
Class A (e)(f)	2,340,926	37,033
Concho Resources, Inc. (a)	16,475	2,002
Continental Resources, Inc. (a)	4,250,501	137,419
Diamondback Energy, Inc. (a)	2,662,895	236,492
Encana Corp.	3,947,400	34,732
EOG Resources, Inc.	6,213,295	562,427
Growmax Resources Corp. (a)(c)	3,531,063	313
Pioneer Natural Resources Co.	755,329	120,535
Reliance Industries Ltd.	10,010,643	213,783
Suncor Energy, Inc.	859,400	25,110
		1,821,522

TOTAL ENERGY		1,830,949

FINANCIALS - 16.9%
Banks - 8.7%
Bank of America Corp.	54,918,870	1,332,332
Bank of Ireland (a)	711,884,441	187,008
Citigroup, Inc.	30,501,646	2,039,950
HDFC Bank Ltd. sponsored ADR	6,810,330	592,294
JPMorgan Chase & Co.	18,156,996	1,659,549
Kotak Mahindra Bank Ltd.	10,363,810	153,284
M&T Bank Corp.	1,407,262	227,906
Metro Bank PLC (a)(b)(f)	6,096,222	284,888
PNC Financial Services Group, Inc.	1,806,200	225,540
U.S. Bancorp	15,064,293	782,138
Wells Fargo & Co.	43,691,338	2,420,937
		9,905,826
Capital Markets - 1.8%
BlackRock, Inc. Class A	625,929	264,399
CBOE Holdings, Inc.	719,100	65,726
Charles Schwab Corp.	5,064,000	217,549
CME Group, Inc.	894,900	112,077
Goldman Sachs Group, Inc.	1,101,100	244,334
IntercontinentalExchange, Inc.	2,252,410	148,479
MarketAxess Holdings, Inc.	218,800	44,001
Morgan Stanley	9,712,800	432,802
MSCI, Inc.	1,709,002	176,010
Oaktree Capital Group LLC Class A	2,399,772	111,829
S&P Global, Inc.	1,772,694	258,796
		2,076,002
Diversified Financial Services - 5.0%
Berkshire Hathaway, Inc. Class A (a)	22,073	5,621,993
Insurance - 1.4%
Admiral Group PLC	2,748,688	71,708
AIA Group Ltd.	11,621,400	84,919
Chubb Ltd.	7,322,490	1,064,544
Fairfax Financial Holdings Ltd. (sub. vtg.)	208,732	90,461
Marsh & McLennan Companies, Inc.	2,581,495	201,253
St. James's Place Capital PLC	781,600	12,033
		1,524,918

TOTAL FINANCIALS		19,128,739

HEALTH CARE - 9.6%
Biotechnology - 1.7%
Agios Pharmaceuticals, Inc. (a)	1,087,187	55,936
Amgen, Inc.	1,373,835	236,616
Axovant Sciences Ltd. (a)	3,855,808	89,416
Celgene Corp. (a)	1,041,800	135,299
CSL Ltd.	211,911	22,482
Exelixis, Inc. (a)	1,805,763	44,476
FibroGen, Inc. (a)	1,207,248	38,994
Galapagos Genomics NV sponsored ADR (a)	128,697	9,848
Genmab A/S (a)	837,765	178,739
Gilead Sciences, Inc.	2,697,935	190,960
Incyte Corp. (a)	86,800	10,929
Intrexon Corp. (a)(b)	2,943,314	70,904
La Jolla Pharmaceutical Co. (a)	316,700	9,428
NantKwest, Inc. (a)(b)	1,039,249	7,888
Neurocrine Biosciences, Inc. (a)	3,103,806	142,775
Opko Health, Inc. (a)(b)	2,910,015	19,148
OvaScience, Inc. (a)	1,192,524	1,860
Regeneron Pharmaceuticals, Inc. (a)	622,684	305,825
TESARO, Inc. (a)	842,700	117,860
Vertex Pharmaceuticals, Inc. (a)	1,660,700	214,014
		1,903,397
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	4,426,300	267,968
Becton, Dickinson & Co.	801,446	156,370
Boston Scientific Corp. (a)	38,609,658	1,070,260
C.R. Bard, Inc.	250,357	79,140
Danaher Corp.	3,578,851	302,019
DexCom, Inc. (a)	2,693,243	197,011
Intuitive Surgical, Inc. (a)	471,332	440,870
Penumbra, Inc. (a)	487,089	42,742
ResMed, Inc.	300,725	23,417
Stryker Corp.	1,041,888	144,593
		2,724,390
Health Care Providers & Services - 3.4%
Aetna, Inc.	660,300	100,253
Anthem, Inc.	123,267	23,190
HCA Holdings, Inc. (a)	474,800	41,403
HealthEquity, Inc. (a)	1,561,065	77,788
Henry Schein, Inc. (a)	3,250,430	594,894
Humana, Inc.	604,300	145,407
UnitedHealth Group, Inc.	15,700,645	2,911,214
		3,894,149
Health Care Technology - 0.2%
Evolent Health, Inc. (a)	1,171,821	29,706
Medidata Solutions, Inc. (a)	1,381,203	108,010
NantHealth, Inc.	8,944	38
Veeva Systems, Inc. Class A (a)	2,034,465	124,733
		262,487
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	794,900	47,146
Eurofins Scientific SA	47,880	26,968
Mettler-Toledo International, Inc. (a)(f)	1,794,856	1,056,345
PRA Health Sciences, Inc. (a)	73,073	5,481
Thermo Fisher Scientific, Inc.	503,613	87,865
Waters Corp. (a)	648,521	119,224
		1,343,029
Pharmaceuticals - 0.7%
Allergan PLC	135,900	33,036
AstraZeneca PLC (United Kingdom)	1,006,979	67,451
Bristol-Myers Squibb Co.	4,700,331	261,902
Johnson & Johnson	941,900	124,604
Novartis AG sponsored ADR	1,126,700	94,046
Sanofi SA	1,210,904	116,029
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,007,900	33,482
		730,550

TOTAL HEALTH CARE		10,858,002

INDUSTRIALS - 6.3%
Aerospace & Defense - 0.8%
General Dynamics Corp.	1,197,449	237,215
Northrop Grumman Corp.	1,313,044	337,072
Raytheon Co.	790,100	127,585
Space Exploration Technologies Corp. Class A (a)(e)	200,313	21,033
The Boeing Co.	757,100	149,717
		872,622
Air Freight & Logistics - 0.4%
FedEx Corp.	1,480,386	321,732
XPO Logistics, Inc. (a)	1,498,954	96,877
		418,609
Airlines - 1.2%
Ryanair Holdings PLC sponsored ADR (a)	5,260,302	566,061
Southwest Airlines Co.	12,215,205	759,053
		1,325,114
Building Products - 0.7%
A.O. Smith Corp.	1,221,870	68,828
ASSA ABLOY AB (B Shares)	499,200	11,003
Fortune Brands Home & Security, Inc.	1,374,703	89,686
Jeld-Wen Holding, Inc.	1,935,890	62,839
Masco Corp.	11,571,799	442,158
Toto Ltd.	2,169,200	83,112
		757,626
Commercial Services & Supplies - 0.1%
Cintas Corp.	885,079	111,555
Electrical Equipment - 0.3%
Eaton Corp. PLC	679,900	52,917
Fortive Corp.	5,337,435	338,127
		391,044
Industrial Conglomerates - 0.7%
3M Co.	3,797,823	790,669
General Electric Co.	399,600	10,793
		801,462
Machinery - 0.9%
Deere & Co.	1,922,200	237,565
Illinois Tool Works, Inc.	2,152,935	308,408
Ingersoll-Rand PLC	1,973,300	180,340
PACCAR, Inc.	2,272,280	150,061
Parker Hannifin Corp.	916,200	146,427
Rational AG	40,470	21,540
Xylem, Inc.	333,827	18,504
		1,062,845
Professional Services - 0.7%
Equifax, Inc.	3,499,326	480,877
IHS Markit Ltd. (a)	1,547,190	68,138
Manpower, Inc.	32,680	3,649
Recruit Holdings Co. Ltd.	1,503,200	25,807
RELX PLC	571,000	12,345
TransUnion Holding Co., Inc. (a)	4,504,647	195,096
		785,912
Road & Rail - 0.3%
CSX Corp.	5,956,398	324,981
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A (c)	1,449,764	54,163
HD Supply Holdings, Inc. (a)	5,427,733	166,251
Univar, Inc. (a)	2,374,660	69,340
		289,754

TOTAL INDUSTRIALS		7,141,524

INFORMATION TECHNOLOGY - 41.4%
Communications Equipment - 0.3%
Applied Optoelectronics, Inc. (a)(b)	478,300	29,554
Arista Networks, Inc. (a)(b)	1,983,772	297,149
EchoStar Holding Corp. Class A (a)	86,277	5,237
		331,940
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A (f)	23,505,218	1,735,155
CDW Corp.	3,287,311	205,556
Coherent, Inc. (a)	268,001	60,298
IPG Photonics Corp. (a)	302,045	43,827
		2,044,836
Internet Software & Services - 15.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	2,657,681	374,467
Alphabet, Inc.:
Class A (a)	4,570,617	4,249,211
Class C (a)	4,125,325	3,748,807
Cloudera, Inc. (b)	1,316,883	18,987
Dropbox, Inc. Class B (a)(e)	5,464,028	68,136
eBay, Inc. (a)	5,146,160	179,704
Facebook, Inc. Class A (a)	50,781,184	7,666,944
LogMeIn, Inc.	1,333,196	139,319
Nutanix, Inc. Class B (c)	3,060,752	61,674
Okta, Inc. (b)	487,167	11,107
Rightmove PLC	494,557	27,376
Shopify, Inc. Class A (a)	352,900	30,642
Stamps.com, Inc. (a)	26,266	4,068
Tencent Holdings Ltd.	10,471,500	375,665
Twilio, Inc. Class A (b)	3,202,714	93,231
Wix.com Ltd. (a)	20,700	1,441
Zpg PLC	1,935,100	9,119
		17,059,898
IT Services - 5.6%
Accenture PLC Class A	1,136,984	140,622
ASAC II LP (a)(e)	39,494,500	6,635
CSRA, Inc.	2,444,200	77,603
DXC Technology Co.	438,470	33,639
Fiserv, Inc. (a)	3,311,165	405,088
Global Payments, Inc.	1,670,636	150,892
Leidos Holdings, Inc.	181,208	9,367
MasterCard, Inc. Class A	11,829,859	1,436,736
PayPal Holdings, Inc. (a)	25,269,587	1,356,219
Square, Inc. (a)	3,633,500	85,242
Visa, Inc. Class A	27,783,897	2,605,574
		6,307,617
Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.	994,011	77,334
Applied Materials, Inc.	17,132,718	707,753
ASML Holding NV	425,700	55,473
Broadcom Ltd.	4,395,970	1,024,481
Lam Research Corp.	5,325,748	753,221
NVIDIA Corp.	4,783,632	691,522
Qualcomm, Inc.	6,945,487	383,530
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	10,146,905	354,736
Texas Instruments, Inc.	4,115,004	316,567
		4,364,617
Software - 11.3%
Activision Blizzard, Inc. (f)	38,646,302	2,224,868
Adobe Systems, Inc. (a)	13,177,371	1,863,807
Atlassian Corp. PLC (a)	2,223,993	78,240
Autodesk, Inc. (a)	1,056,660	106,532
CDK Global, Inc.	1,294,760	80,353
Check Point Software Technologies Ltd. (a)	748,804	81,680
Citrix Systems, Inc. (a)	1,334,817	106,225
Constellation Software, Inc.	113,600	59,429
Electronic Arts, Inc. (a)	9,581,530	1,012,959
Intuit, Inc.	156,600	20,798
Microsoft Corp.	41,776,203	2,879,634
Nintendo Co. Ltd.	280,700	93,976
Oracle Corp.	452,300	22,678
Paycom Software, Inc. (a)	1,648,788	112,794
Red Hat, Inc. (a)	1,645,683	157,574
RingCentral, Inc. (a)	607,948	22,220
Salesforce.com, Inc. (a)	26,929,736	2,332,115
ServiceNow, Inc. (a)	1,769,885	187,608
Snap, Inc.:
Class A (a)(b)	2,862,708	50,870
Class A	1,875,642	31,664
Class B	1,875,642	31,664
Symantec Corp.	7,896,950	223,089
Tanium, Inc. Class B (e)	2,944,100	14,615
Trion World, Inc. (a)(e)	4,607,810	0
Trion World, Inc.:
warrants 8/10/17 (a)(e)	124,589	0
warrants 10/3/18 (a)(e)	183,516	0
Ultimate Software Group, Inc. (a)(f)	1,884,225	395,800
Workday, Inc. Class A (a)	6,797,420	659,350
		12,850,542
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	26,652,934	3,838,556
Samsung Electronics Co. Ltd.	87,133	180,860
		4,019,416

TOTAL INFORMATION TECHNOLOGY		46,978,866

MATERIALS - 2.1%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	1,025,999	146,779
E.I. du Pont de Nemours & Co.	4,913,500	396,569
PPG Industries, Inc.	1,387,133	152,529
Sherwin-Williams Co.	1,415,594	496,817
The Chemours Co. LLC	1,999,741	75,830
		1,268,524
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	1,250,458	278,327
Containers & Packaging - 0.1%
WestRock Co.	1,218,500	69,040
Metals & Mining - 0.7%
B2Gold Corp. (a)(f)	51,062,926	143,723
Franco-Nevada Corp.	3,940,533	284,327
Ivanhoe Mines Ltd. (a)(f)	46,787,708	150,451
Ivanhoe Mines Ltd. (a)(c)(f)	15,110,609	48,590
Newcrest Mining Ltd.	6,645,199	102,967
Novagold Resources, Inc. (a)	8,317,826	37,715
		767,773

TOTAL MATERIALS		2,383,664

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Tower Corp.	556,300	73,610
Real Estate Management & Development - 0.1%
Five Point Holdings LLC Class A (a)	3,226,800	47,628
WeWork Companies, Inc. Class A (a)(e)	644,857	33,410
		81,038

TOTAL REAL ESTATE		154,648

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SoftBank Corp.	1,105,400	89,858
T-Mobile U.S., Inc. (a)	7,702,599	466,932
		556,790
TOTAL COMMON STOCKS
(Cost $57,488,403)		111,237,417

Convertible Preferred Stocks - 1.3%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(e)	578,817	60,776
Series E (a)(e)	388,853	40,830
Handy Technologies, Inc. Series C (a)(e)	3,537,042	12,203
		113,809
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc. Series E (a)(e)	664,987	7,814
Intarcia Therapeutics, Inc. Series CC (a)(e)	2,100,446	126,027
		133,841
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (e)	35,877,127	9,432
Mulberry Health, Inc. Series A8 (a)(e)	7,960,894	51,427
		60,859

TOTAL HEALTH CARE		194,700

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (a)(e)	558,215	58,613
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.6%
Dropbox, Inc.:
Series A (a)(e)	1,260,898	15,723
Series C (a)(e)	698,385	9,868
Pinterest, Inc.:
Series E, 8.00% (a)(e)	54,841,080	393,709
Series F, 8.00% (a)(e)	3,455,720	24,809
Series G, 8.00% (a)(e)	4,301,275	30,879
Uber Technologies, Inc. Series D, 8.00% (a)(e)	4,868,916	237,468
		712,456
Software - 0.1%
Cloudflare, Inc. Series D 8.00% (a)(e)	4,303,714	29,394
Delphix Corp. Series D (a)(e)	3,712,687	20,494
		49,888

TOTAL INFORMATION TECHNOLOGY		762,344

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
WeWork Companies, Inc.:
Series E (a)(e)	5,803,713	300,690
Series F (a)(e)	269,484	13,962
		314,652
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (e)	2,124,227	9,155
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $800,974)		1,453,273
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World, Inc. 12% 10/10/19 pay-in-kind(e)(g)
(Cost $1,843)	1,845	778

Bank Loan Obligations - 0.0%
INDUSTRIALS - 0.0%
Building Products - 0.0%
Jeld-Wen, Inc. Tranche B 3LN, term loan 4.2964% 7/1/22(g)
(Cost $18,711)	18,805	18,946
	Shares	Value (000s)

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.10% (h)	727,361,017	727,506
Fidelity Securities Lending Cash Central Fund 1.09% (h)(i)	498,607,532	498,657
TOTAL MONEY MARKET FUNDS
(Cost $1,226,132)		1,226,163
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $59,536,063)		113,936,577
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(569,422)
NET ASSETS - 100%		$113,367,155

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $203,788,000 or 0.2% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,636,642,000 or 1.4% of net assets.

 (f) Affiliated company

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$7,200
Airbnb, Inc. Series D	4/16/14	$23,565
Airbnb, Inc. Series E	6/29/15	$36,200
Altiostar Networks, Inc. Series A1	1/10/17	$9,771
ASAC II LP	10/10/13	$3,041
Centennial Resource Development, Inc. Class A	12/28/16	$34,037
Cloudflare, Inc. Series D 8.00%	11/5/14 - 6/24/15	$26,827
Delphix Corp. Series D	7/10/15	$33,414
Dropbox, Inc. Class B	5/2/12	$49,445
Dropbox, Inc. Series A	5/29/12	$11,410
Dropbox, Inc. Series C	1/30/14	$13,340
Get Heal, Inc. Series B	11/7/16	$10,944
Handy Technologies, Inc. Series C	10/14/15	$20,727
Intarcia Therapeutics, Inc. Series CC	11/14/12	$28,629
Mulberry Health, Inc. Series A8	1/20/16	$53,774
Pinterest, Inc. Series E, 8.00%	10/23/13	$159,376
Pinterest, Inc. Series F, 8.00%	5/15/14	$11,739
Pinterest, Inc. Series G, 8.00%	2/27/15	$30,879
Space Exploration Technologies Corp. Class A	10/16/15	$17,828
Space Exploration Technologies Corp. Series G	1/20/15	$43,239
Tanium, Inc. Class B	4/21/17	$14,615
Trion World, Inc.	8/22/08 - 3/20/13	$25,151
Trion World, Inc. warrants 8/10/17	8/10/10	$0
Trion World, Inc. warrants 10/3/18	10/10/13	$0
Trion World, Inc. 12% 10/10/19 pay-in-kind	10/10/13 - 4/10/17	$1,843
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$75,532
Weinstein Co. Holdings LLC Class A-1	10/19/05	$41,234
WeWork Companies, Inc. Class A	6/23/15	$21,209
WeWork Companies, Inc. Series E	6/23/15	$190,882
WeWork Companies, Inc. Series F	12/1/16	$13,526

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,836
Fidelity Securities Lending Cash Central Fund	7,124
Total	$8,960

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Activision Blizzard, Inc.	$1,415,505	$17,305	$39,823	$11,653	$2,224,868
Amphenol Corp. Class A	1,616,746	--	38,576	7,565	1,735,155
B2Gold Corp.	133,433	--	14,696	--	143,723
Birchcliff Energy Ltd.	154,808	7,730	13,607	671	98,633
Birchcliff Energy Ltd.	4,788	--	--	22	3,233
Centennial Resource Development, Inc. Class A	102,307	--	--	--	82,074
Centennial Resource Development, Inc. Class A	119,830	45,279	2,974	--	131,552
Centennial Resource Development, Inc. Class A	41,547	--	--	--	37,033
Ivanhoe Mines Ltd.	84,945	8,557	3,068	--	150,451
Ivanhoe Mines Ltd.	29,259	--	1,031	--	48,590
Liberty SiriusXM Liberty Media Class C	62,558	113,262	1,968	--	--
Liberty SiriusXM Liberty SiriusXM Class A	11,502	--	12,289	--	--
Liberty SiriusXM Liberty SiriusXM Class C	180,839	--	4,499	--	--
Metro Bank PLC	221,999	3,541	5,733	--	284,888
Mettler-Toledo International, Inc.	755,194	32,460	39,364	--	1,056,345
Ultimate Software Group, Inc.	341,510	10,408	8,709	--	395,800
Total	$5,276,770	$238,542	$186,337	$19,911	$6,392,345

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$18,835,117	$18,588,493	$131,086	$115,538
Consumer Staples	3,482,927	3,400,014	82,913	--
Energy	1,830,949	1,830,949	--	--
Financials	19,128,739	19,128,739	--	--
Health Care	11,052,702	10,674,522	183,480	194,700
Industrials	7,200,137	7,026,376	94,115	79,646
Information Technology	47,741,210	46,337,524	551,956	851,730
Materials	2,383,664	2,383,664	--	--
Real Estate	469,300	121,238	--	348,062
Telecommunication Services	565,945	466,932	89,858	9,155
Corporate Bonds	778	--	--	778
Bank Loan Obligations	18,946	--	18,946	--
Money Market Funds	1,226,163	1,226,163	--	--
Total Investments in Securities:	$113,936,577	$111,184,614	$1,152,354	$1,599,609

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$1,782,615
Net Realized Gain (Loss) on Investment Securities	(31,200)
Net Unrealized Gain (Loss) on Investment Securities	(41,805)
Cost of Purchases	24,493
Proceeds of Sales	(105,684)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(28,810)
Ending Balance	$1,599,609
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2017	$(44,197)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operation.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2017
Assets
Investment in securities, at value (including securities loaned of $489,838) — See accompanying schedule: Unaffiliated issuers (cost $55,800,943)	$106,318,069
Fidelity Central Funds (cost $1,226,132)	1,226,163
Other affiliated issuers (cost $2,508,988)	6,392,345
Total Investments (cost $59,536,063)		$113,936,577
Foreign currency held at value (cost $3,730)		3,730
Receivable for investments sold		651,044
Receivable for fund shares sold		54,210
Dividends receivable		43,259
Interest receivable		447
Distributions receivable from Fidelity Central Funds		2,759
Other receivables		18,304
Total assets		114,710,330
Liabilities
Payable to custodian bank	$7,598
Payable for investments purchased	301,431
Payable for fund shares redeemed	461,727
Accrued management fee	58,075
Other affiliated payables	11,026
Other payables and accrued expenses	4,788
Collateral on securities loaned	498,530
Total liabilities		1,343,175
Net Assets		$113,367,155
Net Assets consist of:
Paid in capital		$54,061,817
Undistributed net investment income		139,428
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,765,321
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		54,400,589
Net Assets		$113,367,155
Contrafund:
Net Asset Value, offering price and redemption price per share ($81,634,590 ÷ 714,603 shares)		$114.24
Class K:
Net Asset Value, offering price and redemption price per share ($31,732,565 ÷ 277,865 shares)		$114.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2017
Investment Income
Dividends (including $19,911 earned from other affiliated issuers)		$484,240
Interest		777
Income from Fidelity Central Funds		8,960
Total income		493,977
Expenses
Management fee
Basic fee	$297,905
Performance adjustment	(12,751)
Transfer agent fees	62,283
Accounting and security lending fees	1,825
Custodian fees and expenses	940
Independent trustees' fees and expenses	213
Appreciation in deferred trustee compensation account	3
Registration fees	344
Audit	130
Legal	113
Interest	17
Miscellaneous	591
Total expenses before reductions	351,613
Expense reductions	(1,297)	350,316
Net investment income (loss)		143,661
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,000,916
Fidelity Central Funds	17
Other affiliated issuers	95,656
Foreign currency transactions	(170)
Total net realized gain (loss)		5,096,419
Change in net unrealized appreciation (depreciation) on: Investment securities	11,431,443
Assets and liabilities in foreign currencies	128
Total change in net unrealized appreciation (depreciation)		11,431,571
Net gain (loss)		16,527,990
Net increase (decrease) in net assets resulting from operations		$16,671,651

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2017	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$143,661	$338,180
Net realized gain (loss)	5,096,419	5,749,130
Change in net unrealized appreciation (depreciation)	11,431,571	(2,528,496)
Net increase (decrease) in net assets resulting from operations	16,671,651	3,558,814
Distributions to shareholders from net investment income	(16,161)	(330,490)
Distributions to shareholders from net realized gain	(666,638)	(3,609,095)
Total distributions	(682,799)	(3,939,585)
Share transactions - net increase (decrease)	(4,686,838)	(6,837,671)
Total increase (decrease) in net assets	11,302,014	(7,218,442)
Net Assets
Beginning of period	102,065,141	109,283,583
End of period	$113,367,155	$102,065,141
Other Information
Undistributed net investment income end of period	$139,428	$11,928

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Contrafund

	Six months ended June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$98.45	$98.92	$97.97	$96.14	$77.57	$67.45
Income from Investment Operations
Net investment income (loss)A	.13	.29	.33	.30	.33	.30
Net realized and unrealized gain (loss)	16.34	2.99	5.89	8.67	25.70	10.66
Total from investment operations	16.47	3.28	6.22	8.97	26.03	10.96
Distributions from net investment income	(.02)	(.29)	(.31)	(.25)	(.13)	(.19)B
Distributions from net realized gain	(.66)	(3.46)	(4.96)	(6.89)	(7.33)	(.65)B
Total distributions	(.68)	(3.75)	(5.27)	(7.14)	(7.46)	(.84)
Net asset value, end of period	$114.24	$98.45	$98.92	$97.97	$96.14	$77.57
Total ReturnC,D	16.79%	3.36%	6.46%	9.56%	34.15%	16.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G	.68%	.71%	.64%	.67%	.74%
Expenses net of fee waivers, if any	.67%G	.68%	.71%	.64%	.67%	.74%
Expenses net of all reductions	.67%G	.68%	.70%	.64%	.66%	.74%
Net investment income (loss)	.24%G	.29%	.33%	.31%	.37%	.40%
Supplemental Data
Net assets, end of period (in millions)	$81,635	$73,035	$77,724	$75,057	$74,962	$58,769
Portfolio turnover rateH	29%G,I	41%I	35%I	45%I	46%	48%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Contrafund Class K

	Six months ended June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$98.38	$98.84	$97.90	$96.07	$77.51	$67.40
Income from Investment Operations
Net investment income (loss)A	.18	.38	.43	.40	.42	.39
Net realized and unrealized gain (loss)	16.32	3.01	5.88	8.68	25.70	10.65
Total from investment operations	16.50	3.39	6.31	9.08	26.12	11.04
Distributions from net investment income	(.02)	(.39)	(.41)	(.36)	(.23)	(.28)B
Distributions from net realized gain	(.66)	(3.46)	(4.96)	(6.89)	(7.33)	(.65)B
Total distributions	(.68)	(3.85)	(5.37)	(7.25)	(7.56)	(.93)
Net asset value, end of period	$114.20	$98.38	$98.84	$97.90	$96.07	$77.51
Total ReturnC,D	16.83%	3.48%	6.55%	9.68%	34.30%	16.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.58%G	.58%	.61%	.54%	.56%	.63%
Expenses net of fee waivers, if any	.58%G	.58%	.61%	.54%	.56%	.63%
Expenses net of all reductions	.57%G	.58%	.61%	.54%	.56%	.62%
Net investment income (loss)	.33%G	.39%	.43%	.41%	.48%	.51%
Supplemental Data
Net assets, end of period (in millions)	$31,733	$29,031	$31,560	$34,479	$35,982	$25,644
Portfolio turnover rateH	29%G,I	41I	35%I	45%I	46%	48%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$ 778	Recovery value	Recovery value	42.2%	Increase
Equities	$ 1,598,831	Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase
		Market comparable	Transaction price	$60.00	Increase
			Enterprise value/Sales multiple (EV/S)	0.6 - 8.2 / 5.5	Increase
			Discount for Lack of Marketability	15.0% - 30.0% / 18.0%	Decrease
			Discount rate	15.9% - 75.0% / 24.9%	Decrease
			Liquidity preference	$1.48 - $19.10 / $10.34	Increase
			Premium rate	10.0% - 56.1% / 27.2%	Increase
			Probability rate	77.0%	Increase
		Market approach	Transaction price	$4.96 - $105.00 / $37.86	Increase
			Tender price	$105.00	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$54,838,682
Gross unrealized depreciation	(550,718)
Net unrealized appreciation (depreciation) on securities	$54,287,964
Tax cost	$59,648,613

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $1,729 in this Subsidiary representing .00% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities and in-kind transactions, aggregated $15,428,995 and $18,703,420, respectively.

Redemptions In-Kind. During the period, 23,009 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash, with a value of $2,415,343. The net realized gain of $1,517,297 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 32,360 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash, including accrued interest, with a value of $3,198,227. The Fund had a net realized gain of $1,930,771 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Contrafund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Contrafund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Contrafund	$55,091.14
Class K	7,192.05
	$62,283

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $454 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$66,006.83%		$15

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $180 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $9,441. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7,124, including $93 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $40,835. The weighted average interest rate was 1.16%. The interest expense amounted to $2 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $819 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's custody expenses. During the period, these credits reduced the Fund's custody expenses by $8.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $470.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Contrafund	$11,629	$214,155
Class K	4,532	116,335
Total	$16,161	$330,490
From net realized gain
Contrafund	$479,681	$2,569,613
Class K	186,957	1,039,482
Total	$666,638	$3,609,095

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Contrafund
Shares sold	37,557	78,941	$4,077,080	$7,647,980
Reinvestment of distributions	4,453	27,050	465,835	2,642,747
Shares redeemed	(69,231)(a)	(149,912)(b)	(7,430,342)(a)	(14,712,987)(b)
Net increase (decrease)	(27,221)	(43,921)	$(2,887,427)	$(4,422,260)
Class K
Shares sold	22,625	52,783	$2,447,528	$5,115,103
Reinvestment of distributions	1,832	11,835	191,489	1,155,817
Shares redeemed	(41,689)(a)	(88,812)(b)	(4,438,428)(a)	(8,686,331)(b)
Net increase (decrease)	(17,232)	(24,194)	$(1,799,411)	$(2,415,411)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) as of June 30, 2017, the results of its operations for the period indicated, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Contrafund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 14, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Contrafund	.67%
Actual		$1,000.00	$1,167.90	$3.60
Hypothetical-C		$1,000.00	$1,021.47	$3.36
Class K	.58%
Actual		$1,000.00	$1,168.30	$3.12
Hypothetical-C		$1,000.00	$1,021.92	$2.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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www.fidelity.com

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1.705711.119

Fidelity® Series Opportunistic Insights Fund Fidelity® Series Opportunistic Insights Fund Class F Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	8.8	9.8
Amazon.com, Inc.	4.3	4.5
Berkshire Hathaway, Inc. Class A	3.6	3.6
Alphabet, Inc. Class A	2.9	2.6
Salesforce.com, Inc.	2.7	2.3
Alphabet, Inc. Class C	2.7	2.4
Bank of America Corp.	2.6	0.4
JPMorgan Chase & Co.	2.4	0.5
Apple, Inc.	2.3	2.0
UnitedHealth Group, Inc.	1.9	1.9
	34.2

Top Five Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	42.6	39.4
Financials	17.0	11.1
Consumer Discretionary	16.0	19.0
Health Care	9.5	9.5
Industrials	6.1	5.7

Asset Allocation (% of fund's net assets)

As of June 30, 2017 *
Stocks	95.9%
Convertible Securities	2.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

 * Foreign investments - 8.1%

As of December 31, 2016 *
Stocks	94.2%
Convertible Securities	2.7%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 7.8%

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Automobiles - 1.9%
BYD Co. Ltd. (H Shares)	96,500	$592,044
General Motors Co.	100,200	3,499,986
Mahindra & Mahindra Ltd.	258,425	5,393,252
Maruti Suzuki India Ltd.	90,105	10,064,095
Tesla, Inc. (a)(b)	265,516	96,013,241
		115,562,618
Diversified Consumer Services - 0.2%
Weight Watchers International, Inc. (a)	324,500	10,844,790
Hotels, Restaurants & Leisure - 1.8%
Churchill Downs, Inc.	3,900	714,870
Hilton, Inc.	118,404	7,323,287
Marriott International, Inc. Class A	481,700	48,319,327
McDonald's Corp.	73,400	11,241,944
Starbucks Corp.	630,200	36,746,962
Vail Resorts, Inc.	19,740	4,003,864
		108,350,254
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	68,807	16,629,964
Internet & Direct Marketing Retail - 7.1%
Amazon.com, Inc. (a)	267,117	258,569,256
ASOS PLC (a)	25,600	1,916,873
Blue Apron Holdings, Inc.:
Class B	192,093	1,614,734
Class B	48,023	403,681
Boohoo.Com PLC (a)	418,000	1,263,064
Netflix, Inc. (a)	474,273	70,861,129
Priceline Group, Inc. (a)	42,150	78,842,418
Start Today Co. Ltd.	140,700	3,458,862
Takeaway.com Holding BV (c)	48,500	2,065,653
TripAdvisor, Inc. (a)	124,105	4,740,811
Zalando SE (a)	57,647	2,634,319
		426,370,800
Leisure Products - 0.1%
Hasbro, Inc.	25,000	2,787,750
Media - 2.3%
Charter Communications, Inc. Class A (a)	127,605	42,983,744
DISH Network Corp. Class A (a)	81,200	5,096,112
Liberty Broadband Corp.:
Class A (a)	96,999	8,321,544
Class C (a)	164,374	14,259,445
Liberty Global PLC Class A (a)	20,700	664,884
Liberty SiriusXM:
Liberty Media Class C (a)	419,749	15,371,208
Liberty SiriusXM Class A (a)	16,500	692,670
Liberty SiriusXM Class C (a)	690,196	28,781,173
Naspers Ltd. Class N	25,400	5,002,094
Omnicom Group, Inc.	36,132	2,995,343
Sirius XM Holdings, Inc. (b)	1,334,612	7,300,328
The Walt Disney Co.	77,700	8,255,625
		139,724,170
Multiline Retail - 0.4%
B&M European Value Retail S.A.	569,520	2,512,379
Ollie's Bargain Outlet Holdings, Inc. (a)	552,819	23,550,089
		26,062,468
Specialty Retail - 1.2%
Home Depot, Inc.	287,700	44,133,180
Inditex SA	15,949	612,521
Nitori Holdings Co. Ltd.	12,700	1,698,226
TJX Companies, Inc.	374,227	27,007,963
		73,451,890
Textiles, Apparel & Luxury Goods - 0.6%
adidas AG	98,170	18,808,946
Canada Goose Holdings, Inc. (b)	13,200	260,783
Coach, Inc.	283,400	13,416,156
NIKE, Inc. Class B	23,800	1,404,200
		33,890,085

TOTAL CONSUMER DISCRETIONARY		953,674,789

CONSUMER STAPLES - 2.5%
Beverages - 0.1%
Kweichow Moutai Co. Ltd. (A Shares)	31,000	2,157,140
Monster Beverage Corp. (a)	26,000	1,291,680
National Beverage Corp.	18,183	1,701,201
The Coca-Cola Co.	14,900	668,265
		5,818,286
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	200,300	32,033,979
Performance Food Group Co. (a)	161,700	4,430,580
Wal-Mart Stores, Inc.	77,000	5,827,360
		42,291,919
Food Products - 0.4%
Associated British Foods PLC	257,501	9,846,821
Conyers Park Acquisition Corp. Class A (a)	84,000	989,520
The Kraft Heinz Co.	173,500	14,858,540
		25,694,881
Household Products - 0.4%
Colgate-Palmolive Co.	277,241	20,551,875
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	507,608	48,720,216
L'Oreal SA (a)	11,478	2,391,191
Unilever NV (Certificaten Van Aandelen) (Bearer)	85,900	4,741,835
		55,853,242

TOTAL CONSUMER STAPLES		150,210,203

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Birchcliff Energy Ltd.	983,600	4,634,328
Canadian Natural Resources Ltd.	286,400	8,264,257
Cenovus Energy, Inc.	191,800	1,413,948
Centennial Resource Development, Inc.:
Class A	278,900	4,412,198
Class A (b)	473,046	7,483,588
Class A (d)	129,800	2,053,436
Concho Resources, Inc. (a)	5,802	705,117
Continental Resources, Inc. (a)	211,100	6,824,863
Diamondback Energy, Inc. (a)	118,590	10,531,978
Encana Corp.	224,700	1,977,041
EOG Resources, Inc.	214,424	19,409,660
Pioneer Natural Resources Co.	43,237	6,899,760
Reliance Industries Ltd.	564,940	12,064,643
Tamarack Valley Energy Ltd. (a)	1,103,700	1,897,942
		88,572,759
FINANCIALS - 16.9%
Banks - 9.4%
Bank of America Corp.	6,500,896	157,711,737
Citigroup, Inc.	1,678,127	112,233,134
HDFC Bank Ltd. sponsored ADR	404,041	35,139,446
JPMorgan Chase & Co.	1,553,910	142,027,374
Kotak Mahindra Bank Ltd.	586,018	8,667,389
M&T Bank Corp.	79,933	12,945,149
Metro Bank PLC (a)	7,079	330,815
PNC Financial Services Group, Inc.	103,200	12,886,584
U.S. Bancorp	358,200	18,597,744
Wells Fargo & Co.	1,136,094	62,950,969
		563,490,341
Capital Markets - 3.0%
BlackRock, Inc. Class A	39,353	16,623,101
CBOE Holdings, Inc.	40,300	3,683,420
Charles Schwab Corp.	286,000	12,286,560
CME Group, Inc.	50,400	6,312,096
Goldman Sachs Group, Inc.	195,100	43,292,690
IntercontinentalExchange, Inc.	131,800	8,688,256
MarketAxess Holdings, Inc.	11,987	2,410,586
Morgan Stanley	1,268,400	56,519,904
MSCI, Inc.	94,975	9,781,475
Oaktree Capital Group LLC Class A	202,090	9,417,394
S&P Global, Inc.	69,316	10,119,443
		179,134,925
Diversified Financial Services - 3.6%
Berkshire Hathaway, Inc. Class A (a)	861	219,296,700
Insurance - 0.9%
Admiral Group PLC	155,300	4,051,478
Chubb Ltd.	243,605	35,415,295
Fairfax Financial Holdings Ltd. (sub. vtg.)	12,900	5,590,630
Marsh & McLennan Companies, Inc.	96,778	7,544,813
St. James's Place Capital PLC	43,900	675,839
		53,278,055

TOTAL FINANCIALS		1,015,200,021

HEALTH CARE - 9.5%
Biotechnology - 1.5%
Aduro Biotech, Inc. (a)	14,752	168,173
Agios Pharmaceuticals, Inc. (a)	60,997	3,138,296
Amgen, Inc.	39,000	6,716,970
Axovant Sciences Ltd. (a)	235,394	5,458,787
Celgene Corp. (a)	59,100	7,675,317
CSL Ltd.	12,051	1,278,489
Exelixis, Inc. (a)	27,100	667,473
FibroGen, Inc. (a)	67,937	2,194,365
Galapagos Genomics NV sponsored ADR (a)	7,449	569,997
Genmab A/S (a)	42,172	8,997,505
Gilead Sciences, Inc.	26,700	1,889,826
Incyte Corp. (a)	4,800	604,368
Intrexon Corp. (a)(b)	171,250	4,125,413
La Jolla Pharmaceutical Co. (a)	20,787	618,829
NantKwest, Inc. (a)(b)	66,142	502,018
Neurocrine Biosciences, Inc. (a)	183,842	8,456,732
Opko Health, Inc. (a)(b)	166,177	1,093,445
OvaScience, Inc. (a)(b)	1,137,174	1,773,991
Regeneron Pharmaceuticals, Inc. (a)	37,500	18,417,750
TESARO, Inc. (a)	33,800	4,727,268
Vertex Pharmaceuticals, Inc. (a)	87,300	11,250,351
		90,325,363
Health Care Equipment & Supplies - 2.7%
Baxter International, Inc.	251,100	15,201,594
Becton, Dickinson & Co.	65,353	12,751,024
Boston Scientific Corp. (a)	2,236,100	61,984,692
C.R. Bard, Inc.	22,178	7,010,688
Danaher Corp.	282,420	23,833,424
DexCom, Inc. (a)	178,005	13,021,066
Intuitive Surgical, Inc. (a)	24,818	23,214,013
Penumbra, Inc. (a)	29,798	2,614,775
ResMed, Inc.	17,004	1,324,101
		160,955,377
Health Care Providers & Services - 3.5%
Aetna, Inc.	35,500	5,389,965
Anthem, Inc.	7,000	1,316,910
HCA Holdings, Inc. (a)	27,500	2,398,000
HealthEquity, Inc. (a)	89,200	4,444,836
Henry Schein, Inc. (a)	403,097	73,774,813
Humana, Inc.	21,900	5,269,578
UnitedHealth Group, Inc.	625,166	115,918,280
		208,512,382
Health Care Technology - 0.2%
Evolent Health, Inc. (a)	69,428	1,760,000
Medidata Solutions, Inc. (a)	76,116	5,952,271
Veeva Systems, Inc. Class A (a)	117,100	7,179,401
		14,891,672
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	83,700	4,964,247
Eurofins Scientific SA	3,800	2,140,355
Mettler-Toledo International, Inc. (a)	76,749	45,169,856
PRA Health Sciences, Inc. (a)	4,352	326,444
Thermo Fisher Scientific, Inc.	7,400	1,291,078
Waters Corp. (a)	16,865	3,100,462
		56,992,442
Pharmaceuticals - 0.7%
Allergan PLC	7,800	1,896,102
Aralez Pharmaceuticals, Inc. (a)(b)	233,097	314,681
AstraZeneca PLC (United Kingdom)	56,788	3,803,861
Bristol-Myers Squibb Co.	300,932	16,767,931
Johnson & Johnson	53,300	7,051,057
Novartis AG sponsored ADR	31,100	2,595,917
Sanofi SA	70,492	6,754,542
Teva Pharmaceutical Industries Ltd. sponsored ADR	56,900	1,890,218
		41,074,309

TOTAL HEALTH CARE		572,751,545

INDUSTRIALS - 6.0%
Aerospace & Defense - 0.7%
General Dynamics Corp.	64,917	12,860,058
Northrop Grumman Corp.	72,520	18,616,609
Raytheon Co.	8,000	1,291,840
Space Exploration Technologies Corp. Class A (a)(d)	10,959	1,150,695
The Boeing Co.	42,400	8,384,600
		42,303,802
Air Freight & Logistics - 0.4%
FedEx Corp.	90,500	19,668,365
XPO Logistics, Inc. (a)	86,758	5,607,170
		25,275,535
Airlines - 1.1%
Ryanair Holdings PLC sponsored ADR (a)	243,057	26,155,364
Southwest Airlines Co.	658,000	40,888,120
		67,043,484
Building Products - 0.8%
A.O. Smith Corp.	68,674	3,868,406
ASSA ABLOY AB (B Shares)	28,200	621,570
Fortune Brands Home & Security, Inc.	128,669	8,394,366
Jeld-Wen Holding, Inc.	111,500	3,619,290
Masco Corp.	635,705	24,290,288
Toto Ltd.	124,700	4,777,853
		45,571,773
Commercial Services & Supplies - 0.1%
Cintas Corp.	50,593	6,376,742
Electrical Equipment - 0.4%
Eaton Corp. PLC	42,500	3,307,775
Fortive Corp.	335,760	21,270,396
		24,578,171
Industrial Conglomerates - 0.4%
3M Co.	105,852	22,037,328
General Electric Co.	22,300	602,323
		22,639,651
Machinery - 1.0%
Deere & Co.	109,500	13,533,105
Fanuc Corp.	1,400	270,964
Illinois Tool Works, Inc.	122,734	17,581,646
Ingersoll-Rand PLC	109,800	10,034,622
PACCAR, Inc.	124,345	8,211,744
Parker Hannifin Corp.	52,100	8,326,622
Rational AG	2,700	1,437,053
Xylem, Inc.	19,700	1,091,971
		60,487,727
Professional Services - 0.8%
Equifax, Inc.	216,091	29,695,225
IHS Markit Ltd. (a)	79,374	3,495,631
Manpower, Inc.	2,100	234,465
Recruit Holdings Co. Ltd.	85,200	1,462,736
RELX PLC	33,700	728,617
TransUnion Holding Co., Inc. (a)	251,776	10,904,419
		46,521,093
Road & Rail - 0.2%
CSX Corp.	277,400	15,134,944
Trading Companies & Distributors - 0.1%
Univar, Inc. (a)	139,931	4,085,985

TOTAL INDUSTRIALS		360,018,907

INFORMATION TECHNOLOGY - 40.9%
Communications Equipment - 0.3%
Applied Optoelectronics, Inc. (a)(b)	27,057	1,671,852
Arista Networks, Inc. (a)(b)	117,698	17,629,983
		19,301,835
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A	1,299,002	95,892,328
CDW Corp.	189,000	11,818,170
Coherent, Inc. (a)	15,800	3,554,842
		111,265,340
Internet Software & Services - 15.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	146,432	20,632,269
Alphabet, Inc.:
Class A (a)	188,361	175,115,454
Class C (a)	175,943	159,884,682
Cloudera, Inc. (b)	70,040	1,009,837
eBay, Inc. (a)	319,800	11,167,416
Facebook, Inc. Class A (a)	3,503,194	528,912,228
LogMeIn, Inc.	74,934	7,830,603
Nutanix, Inc. Class B (c)	171,960	3,464,994
Okta, Inc. (b)	27,500	627,000
Rightmove PLC	31,109	1,722,011
Shopify, Inc. Class A (a)	18,800	1,632,387
SurveyMonkey (a)(d)	458,038	4,456,710
Tencent Holdings Ltd.	611,800	21,948,301
Twilio, Inc. Class A (b)	180,609	5,257,528
		943,661,420
IT Services - 4.6%
Accenture PLC Class A	63,157	7,811,258
ASAC II LP (a)(d)	1,788,160	300,411
CSRA, Inc.	140,600	4,464,050
Global Payments, Inc.	95,496	8,625,199
Leidos Holdings, Inc.	57	2,946
MasterCard, Inc. Class A	735,510	89,327,690
PayPal Holdings, Inc. (a)	1,390,400	74,622,768
Square, Inc. (a)	199,300	4,675,578
Visa, Inc. Class A	891,460	83,601,119
		273,431,019
Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc.	96,986	7,545,511
Applied Materials, Inc.	1,129,749	46,669,931
ASML Holding NV	24,300	3,166,533
Broadcom Ltd.	232,186	54,110,947
Lam Research Corp.	291,266	41,193,750
NVIDIA Corp.	271,708	39,278,108
Qualcomm, Inc.	369,800	20,420,356
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	679,357	23,750,321
Texas Instruments, Inc.	231,255	17,790,447
		253,925,904
Software - 11.7%
Activision Blizzard, Inc.	1,679,373	96,681,504
Adobe Systems, Inc. (a)	770,669	109,003,423
Atlassian Corp. PLC (a)	130,218	4,581,069
Autodesk, Inc. (a)	58,200	5,867,724
CDK Global, Inc.	72,940	4,526,656
Check Point Software Technologies Ltd. (a)	43,365	4,730,254
Constellation Software, Inc.	6,400	3,348,106
Electronic Arts, Inc. (a)	590,400	62,417,088
Intuit, Inc.	59,691	7,927,562
Microsoft Corp.	1,255,400	86,534,722
Nintendo Co. Ltd.	12,600	4,218,375
Oracle Corp.	25,200	1,263,528
Paycom Software, Inc. (a)	86,207	5,897,421
Red Hat, Inc.(a)	104,062	9,963,937
RingCentral, Inc. (a)	38,926	1,422,745
Salesforce.com, Inc. (a)	1,897,786	164,348,268
ServiceNow, Inc. (a)	102,140	10,826,840
Snap, Inc.:
Class A (a)	165,359	2,938,429
Class A	100,900	1,703,343
Class B	100,900	1,703,343
Symantec Corp.	447,690	12,647,243
Tanium, Inc. Class B (d)	165,100	819,606
Ultimate Software Group, Inc. (a)(b)	312,647	65,674,629
Workday, Inc. Class A (a)	355,935	34,525,695
		703,571,510
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	964,221	138,867,108
Samsung Electronics Co. Ltd.	4,269	8,861,054
Xaar PLC	175,812	865,568
		148,593,730

TOTAL INFORMATION TECHNOLOGY		2,453,750,758

MATERIALS - 2.1%
Chemicals - 1.3%
E.I. du Pont de Nemours & Co.	287,900	23,236,409
PPG Industries, Inc.	204,669	22,505,403
Sherwin-Williams Co.	90,314	31,696,601
		77,438,413
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	70,577	15,709,029
Containers & Packaging - 0.1%
WestRock Co.	77,800	4,408,148
Metals & Mining - 0.5%
B2Gold Corp. (a)	1,135,802	3,196,852
Franco-Nevada Corp.	200,800	14,488,630
Ivanhoe Mines Ltd. (a)	2,439,700	7,845,118
Newcrest Mining Ltd.	183,051	2,836,371
Novagold Resources, Inc. (a)	385,155	1,746,384
		30,113,355

TOTAL MATERIALS		127,668,945

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Tower Corp.	21,700	2,871,344
Real Estate Management & Development - 0.1%
Five Point Holdings LLC Class A (a)(b)	182,600	2,695,176
WeWork Companies, Inc. Class A (a)(d)	36,005	1,865,419
		4,560,595

TOTAL REAL ESTATE		7,431,939

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SoftBank Corp.	63,000	5,121,279
T-Mobile U.S., Inc. (a)	446,181	27,047,492
		32,168,771
TOTAL COMMON STOCKS
(Cost $3,450,373,194)		5,761,448,637

Convertible Preferred Stocks - 2.3%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(d)	30,930	3,247,650
Series E (a)(d)	13,964	1,466,220
		4,713,870
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(d)	1,349,024	13,490

TOTAL CONSUMER DISCRETIONARY		4,727,360

FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(d)	2,372,991	8,637,687
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series E (a)(d)	41,008	481,844
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (a)(d)	418,866	2,705,874

TOTAL HEALTH CARE		3,187,718

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(d)	32,066	3,366,930
INFORMATION TECHNOLOGY - 1.7%
Internet Software & Services - 0.9%
Dropbox, Inc. Series C (a)(d)	394,740	5,577,676
Pinterest, Inc.:
Series E, 8.00% (a)(d)	2,594,015	18,622,672
Series F, 8.00% (a)(d)	2,122,845	15,240,100
Series G, 8.00% (a)(d)	369,335	2,651,490
Uber Technologies, Inc. Series D, 8.00% (a)(d)	264,940	12,921,714
		55,013,652
Software - 0.8%
Cloudflare, Inc. Series D 8.00% (a)(d)	246,150	1,681,205
Delphix Corp. Series D (a)(d)	204,875	1,130,910
Magic Leap, Inc.:
Series B, 8.00% (a)(d)	1,675,597	41,471,026
Series C (a)(d)	15,286	378,329
		44,661,470

TOTAL INFORMATION TECHNOLOGY		99,675,122

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
WeWork Companies, Inc.:
Series E (a)(d)	324,048	16,788,927
Series F (a)(d)	15,065	780,518
		17,569,445
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (d)	122,552	528,199
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $85,434,231)		137,692,461
	Principal Amount	Value

Bank Loan Obligations - 0.0%
INDUSTRIALS - 0.0%
Building Products - 0.0%
Jeld-Wen, Inc. Tranche B 3LN, term loan 4.2964% 7/1/22(e)
(Cost $1,049,133)	$1,054,405	1,062,313
	Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 1.10% (f)	136,663,619	136,690,952
Fidelity Securities Lending Cash Central Fund 1.09% (f)(g)	85,219,850	85,228,372
TOTAL MONEY MARKET FUNDS
(Cost $221,916,820)		221,919,324
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $3,758,773,378)		6,122,122,735
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(116,954,905)
NET ASSETS - 100%		$6,005,167,830

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,530,647 or 0.1% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $148,338,737 or 2.5% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$444,005
Airbnb, Inc. Series D	4/16/14	$1,259,254
Airbnb, Inc. Series E	6/29/15	$1,299,970
Altiostar Networks, Inc. Series A1	1/10/17	$563,739
ASAC II LP	10/10/13	$137,706
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$6,232,491
Centennial Resource Development, Inc. Class A	12/28/16	$1,887,292
Cloudflare, Inc. Series D 8.00%	11/5/14 - 6/24/15	$1,533,709
Delphix Corp. Series D	7/10/15	$1,843,875
Dropbox, Inc. Series C	1/30/14	$7,540,008
Magic Leap, Inc. Series B, 8.00%	10/17/14	$19,369,901
Magic Leap, Inc. Series C	12/23/15	$352,082
Mulberry Health, Inc. Series A8	1/20/16	$2,829,335
Oportun Finance Corp. Series H	2/6/15	$6,756,617
Pinterest, Inc. Series E, 8.00%	10/23/13	$7,538,571
Pinterest, Inc. Series F, 8.00%	5/15/14	$7,211,381
Pinterest, Inc. Series G, 8.00%	2/27/15	$2,651,490
Space Exploration Technologies Corp. Class A	10/16/15	$975,351
Space Exploration Technologies Corp. Series G	1/20/15	$2,483,832
SurveyMonkey	12/15/14	$7,534,725
Tanium, Inc. Class B	4/21/17	$819,606
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$4,110,027
WeWork Companies, Inc. Class A	6/23/15	$1,184,189
WeWork Companies, Inc. Series E	6/23/15	$10,657,799
WeWork Companies, Inc. Series F	12/1/16	$756,146

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$372,099
Fidelity Securities Lending Cash Central Fund	883,299
Total	$1,255,398

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$958,402,149	$946,041,759	$7,633,030	$4,727,360
Consumer Staples	150,210,203	145,468,368	4,741,835	--
Energy	88,572,759	88,572,759	--	--
Financials	1,023,837,708	1,015,200,021	--	8,637,687
Health Care	575,939,263	562,193,142	10,558,403	3,187,718
Industrials	363,385,837	353,197,825	5,670,387	4,517,625
Information Technology	2,553,425,880	2,417,590,832	30,583,199	105,251,849
Materials	127,668,945	127,668,945	--	--
Real Estate	25,001,384	5,566,520	--	19,434,864
Telecommunication Services	32,696,970	27,047,492	5,121,279	528,199
Bank Loan Obligations	1,062,313	--	1,062,313	--
Money Market Funds	221,919,324	221,919,324	--	--
Total Investments in Securities:	$6,122,122,735	$5,910,466,987	$65,370,446	$146,285,302

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Equities - Information Technology
Beginning Balance	$116,935,278
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(8,383,605)
Cost of Purchases	819,606
Proceeds of Sales	(2,569,606)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(1,549,824)
Ending Balance	$105,251,849
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2017	$(7,581,990)
Equities - Other Investment in Securities
Beginning Balance	$47,407,675
Net Realized Gain (Loss) on Investment Securities	(1,800,006)
Net Unrealized Gain (Loss) on Investment Securities	(1,937,953)
Cost of Purchases	563,739
Proceeds of Sales	(3,200,002)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$41,033,453
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2017	$(2,950,111)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund’s Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $83,713,999) — See accompanying schedule: Unaffiliated issuers (cost $3,536,856,558)	$5,900,203,411
Fidelity Central Funds (cost $221,916,820)	221,919,324
Total Investments (cost $3,758,773,378)		$6,122,122,735
Foreign currency held at value (cost $207,753)		207,753
Receivable for investments sold		323,771,061
Receivable for fund shares sold		101,075
Dividends receivable		2,113,905
Interest receivable		11,202
Distributions receivable from Fidelity Central Funds		239,826
Other receivables		771,632
Total assets		6,449,339,189
Liabilities
Payable to custodian bank	$410,546
Payable for investments purchased	16,608,312
Payable for fund shares redeemed	341,832,363
Other payables and accrued expenses	93,012
Collateral on securities loaned	85,227,126
Total liabilities		444,171,359
Net Assets		$6,005,167,830
Net Assets consist of:
Paid in capital		$3,216,529,746
Undistributed net investment income		10,375,768
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		414,909,710
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,363,352,606
Net Assets		$6,005,167,830
Series Opportunistic Insights:
Net Asset Value, offering price and redemption price per share ($2,358,923,312 ÷ 137,806,914 shares)		$17.12
Class F:
Net Asset Value, offering price and redemption price per share ($3,646,244,518 ÷ 212,552,443 shares)		$17.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$24,848,893
Interest		37,561
Income from Fidelity Central Funds		1,255,398
Total income		26,141,852
Expenses
Management fee
Basic fee	$13,921,609
Performance adjustment	(307,065)
Transfer agent fees	1,540,827
Accounting and security lending fees	481,323
Custodian fees and expenses	113,113
Independent trustees' fees and expenses	12,036
Audit	44,043
Legal	2,351
Interest	3,344
Miscellaneous	28,588
Total expenses before reductions	15,840,169
Expense reductions	(74,085)	15,766,084
Net investment income (loss)		10,375,768
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	426,725,732
Fidelity Central Funds	26,069
Foreign currency transactions	(16,434)
Total net realized gain (loss)		426,735,367
Change in net unrealized appreciation (depreciation) on: Investment securities	514,019,810
Assets and liabilities in foreign currencies	7,321
Total change in net unrealized appreciation (depreciation)		514,027,131
Net gain (loss)		940,762,498
Net increase (decrease) in net assets resulting from operations		$951,138,266

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,375,768	$7,053,059
Net realized gain (loss)	426,735,367	126,036,623
Change in net unrealized appreciation (depreciation)	514,027,131	(51,918,142)
Net increase (decrease) in net assets resulting from operations	951,138,266	81,171,540
Distributions to shareholders from net investment income	–	(7,171,425)
Distributions to shareholders from net realized gain	(22,404,783)	(147,965,723)
Total distributions	(22,404,783)	(155,137,148)
Share transactions - net increase (decrease)	(659,317,774)	(10,970,970)
Total increase (decrease) in net assets	269,415,709	(84,936,578)
Net Assets
Beginning of period	5,735,752,121	5,820,688,699
End of period	$6,005,167,830	$5,735,752,121
Other Information
Undistributed net investment income end of period	$10,375,768	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Opportunistic Insights Fund Series Opportunistic Insights

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$14.69	$14.89	$14.89	$13.98	$10.02	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	–C	–C	(.01)	–C	–C,D
Net realized and unrealized gain (loss)	2.47	.19	1.04	1.48	4.11	.03
Total from investment operations	2.49	.19	1.04	1.47	4.11	.03
Distributions from net investment income	–	–C	–C	–	–	(.01)
Distributions from net realized gain	(.06)	(.38)	(1.04)	(.56)	(.15)	–
Total distributions	(.06)	(.39)E	(1.04)	(.56)	(.15)	(.01)
Net asset value, end of period	$17.12	$14.69	$14.89	$14.89	$13.98	$10.02
Total ReturnF,G	16.97%	1.33%	7.10%	10.47%	41.14%	.27%
Ratios to Average Net AssetsH,I
Expenses before reductions	.59%J	.83%	.90%	.84%	.78%	1.00%J
Expenses net of fee waivers, if any	.59%J	.83%	.90%	.84%	.78%	1.00%J
Expenses net of all reductions	.59%J	.82%	.90%	.84%	.77%	1.00%J
Net investment income (loss)	.26%J	.03%	.02%	(.04)%	(.04)%	.49%D,J
Supplemental Data
Net assets, end of period (000 omitted)	$2,358,923	$2,240,033	$2,329,415	$2,596,300	$2,594,672	$1,803,958
Portfolio turnover rateK	42%J	40%	35%	46%	52%	64%L

 A For the period December 6, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .30%.

 E Total distributions of $.39 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.383 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Opportunistic Insights Fund Class F

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$14.72	$14.91	$14.92	$13.98	$10.02	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.03	.03	.02	.02	–C,D
Net realized and unrealized gain (loss)	2.46	.19	1.03	1.49	4.11	.03
Total from investment operations	2.49	.22	1.06	1.51	4.13	.03
Distributions from net investment income	–	(.03)	(.03)	(.01)	(.02)	(.01)
Distributions from net realized gain	(.06)	(.38)	(1.04)	(.56)	(.15)	–
Total distributions	(.06)	(.41)	(1.07)	(.57)	(.17)	(.01)
Net asset value, end of period	$17.15	$14.72	$14.91	$14.92	$13.98	$10.02
Total ReturnE,F	16.94%	1.56%	7.20%	10.77%	41.33%	.28%
Ratios to Average Net AssetsG,H
Expenses before reductions	.46%I	.67%	.74%	.67%	.60%	.80%I
Expenses net of fee waivers, if any	.46%I	.67%	.74%	.67%	.60%	.80%I
Expenses net of all reductions	.46%I	.66%	.74%	.67%	.58%	.80%I
Net investment income (loss)	.39%I	.19%	.18%	.13%	.14%	.69%C,I
Supplemental Data
Net assets, end of period (000 omitted)	$3,646,245	$3,495,719	$3,491,274	$3,707,997	$3,356,179	$1,899,398
Portfolio turnover rateJ	42%I	40%	35%	46%	52%	64%K

 A For the period December 6, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

Fidelity Series Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Opportunistic Insights and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$146,285,302	Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase
		Market comparable	Transaction price	$26.76	Increase
			Enterprise value/Sales multiple (EV/S)	0.6 - 8.2 / 3.2	Increase
			Discount for Lack of Marketability	15.0% - 25.0% / 19.6%	Decrease
			Discount rate	0.9% - 75.0% / 20.3%	Decrease
			Price/Earnings multiple (P/E)	13.2	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	18.4	Increase
			Liquidity preference	$1.48 - $19.10 / $14.25	Increase
			Premium rate	10.0%	Increase
			Probability rate	77.0%	Increase
		Market approach	Transaction price	$4.96 - $105.00 / $32.23	Increase
			Tender price	$105.00	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period were as follows:

Gross unrealized appreciation	$2,416,141,189
Gross unrealized depreciation	(58,175,043)
Net unrealized appreciation (depreciation) on securities	$2,357,966,146
Tax cost	$3,764,156,589

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,260,549,053 and $1,858,844,628, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective June 1, 2017, under the management contract approved by the Board and shareholders, Fidelity Management & Research (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. In addition, the investment adviser pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Prior to June 1, 2017, the investment adviser and its affiliates provided the Fund with investment management related services for which the Fund paid a monthly management fee. The management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate was based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreased as assets under management increased and increased as assets under management decreased. In addition, the management fee was subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee was based on the relative investment performance of Series Opportunistic Insights as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective June 1, 2017, fees for these services are no longer charged to the classes. Prior to June 1, 2017, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of Series Opportunistic Insigts. FIIOC received no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Series Opportunistic Insights	1,540,827.13
(a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. Effective June 1, 2017, these fees are paid by the investment adviser or an affiliate.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $45,850 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$37,775,667	1.06%	$3,344

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,109 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $883,299. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $46,938 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $943.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $26,204.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Series Opportunistic Insights	$–	$599,365
Class F	–	6,572,060
Total	$–	$7,171,425
From net realized gain
Series Opportunistic Insights	$8,825,997	$58,072,304
Class F	13,578,786	89,893,419
Total	$22,404,783	$147,965,723

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Series Opportunistic Insights
Shares sold	4,977,748	13,833,020	$80,877,879	$201,333,298
Reinvestment of distributions	562,165	4,094,660	8,825,997	58,671,669
Shares redeemed	(20,173,356)	(21,930,662)	(334,468,750)	(319,402,166)
Net increase (decrease)	(14,633,443)	(4,002,982)	$(244,764,874)	$(59,397,199)
Class F
Shares sold	13,889,515	35,422,507	$225,202,106	$516,456,216
Reinvestment of distributions	863,790	6,698,176	13,578,786	96,465,479
Shares redeemed	(39,741,287)	(38,722,931)	(653,333,792)	(564,495,466)
Net increase (decrease)	(24,987,982)	3,397,752	$(414,552,900)	$48,426,229

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Series Opportunistic Insights	.59%
Actual		$1,000.00	$1,169.70	$3.17**
Hypothetical-C		$1,000.00	$1,021.87	$2.96**
Class F	.46%
Actual		$1,000.00	$1,169.40	$2.47**
Hypothetical-C		$1,000.00	$1,022.51	$2.31**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

** If fees and changes to the class level expense contract and/or expense cap, effective June 1, 2017, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in the table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Series Opportunistic Insights	.00%
Actual		$.00
Hypothetical-(b)		$.00
Class F	.00%
Actual		$.00
Hypothetical-(b)		$.00

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

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1.951055.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Contrafund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund’s (the “Trust”) disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 23, 2017